File No. 33-15253
                                                                        811-5221


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

                  Pre-Effective Amendment No. ___                            |_|

                  Post-Effective Amendment No.  27                           |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                  Amendment No.  29                                          |X|

--------------------------------------------------------------------------------

                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):


|_| immediately upon filing pursuant to paragraph (b)


|X| on April 28, 2000 pursuant to paragraph (b)


|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)

|_| on (date) pursuant to paragraph (a)(2) of rule 485.


    If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 S E L I G M A N
                               -----------------
                                PORTFOLIOS, INC.


                                                               SELIGMAN
                                                         BOND PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPB1 5/2000 C1


                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                     -------

                                Seeking Favorable

                                 Current Income

                               Through Investments

                                 In Fixed-Income

                                   Securities

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

   Overview of the Fund                                               P-1
   Investment Objective                                               P-1
   Principal Investment Strategies                                    P-1
   Principal Risks                                                    P-2
   Past Performance                                                   P-3
   Management of the Fund                                             P-4

Shareholder Information

   Pricing of Fund Shares                                             P-5
   How to Purchase and Sell Shares                                    P-5
   Dividends and Capital Gain Distributions                           P-6
   Taxes                                                              P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover





                                    [PHOTO]



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Bond Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.


INVESTMENT OBJECTIVE

The Portfolio's objective is favorable current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests in fixed-income securities, diversified among a number of market sectors. The Portfolio has a fundamental policy that at least 80% of the Portfolio's assets will be invested in securities that are rated investment-grade when purchased by the Portfolio. The Portfolio may invest in securities of any duration. Capital appreciation is a secondary consideration in selecting securities for purchase by the Portfolio. The Portfolio may invest in corporate debt securities (including bonds and debentures convertible into common stock or with rights and warrants), securities issued or guaranteed by the US Treasury, its agencies or instrumentalities, mortgage-backed securities (including collateralized mortgage obligations and mortgage pass-through securities), and high-grade money market instruments. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of a reorganization, recapitalization, or liquidation proceeding of any issuer of securities owned by the Portfolio.

The Portfolio's investment approach combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value). The average maturity of the Portfolio will vary in response to what the investment manager believes to be the long-term trend in interest rates. Generally, if rates are trending up, the Portfolio will tend to hold securities with shorter maturities. If rates are trending down, the Portfolio will tend to hold securities with longer maturities. Additionally, the Portfolio's concentration in any particular market sector and the Portfolio's individual security holdings will vary depending on the investment manager's view of the relative value offered by certain sectors, as well as specific securities within those sectors.

In selecting individual securities for purchase by the Portfolio, the investment manager will seek to identify securities of various market sectors that it believes offer better total return opportunities.

The Portfolio generally sells securities when the investment manager believes that the direction of long-term interest rates is changing, better opportunities exist in the market, or yield spreads (i.e., the yields offered on different securities) have become too narrow to justify the added volatility of long-term securities (which generally offer higher yields), or when the Portfolio must meet cash requirements.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets directly in foreign securities. The Portfolio may purchase securities on a when-issued or forward commitment basis (delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities). The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

The value of your investment in the Portfolio will fluctuate with fluctuations in the value of the securities held by the Portfolio. The principal factors that may affect the value of the Portfolio's securities holdings are changes in interest rates and the credit worthiness of the issuers of securities held by the Portfolio.

Interest rate risk. Changes in market interest rates will affect the value of securities held by the Portfolio. The Portfolio invests mostly in fixed-income securities. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. The Portfolio's net asset value per share generally moves in the same direction as the market value of the securities it holds. Therefore, if interest rates rise, you should expect the Portfolio's net asset value per share to fall, and if interest rates fall, the Portfolio's net asset value should rise.

Long-term securities are generally more sensitive to changes in interest rates, and, therefore, are subject to a greater degree of market price volatility. To the extent the Portfolio holds long-term securities, its net asset value will be subject to a greater degree of fluctuation than if it held securities of shorter duration.

Credit risk. A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a debt security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

While the Portfolio is required to invest a majority of its assets in securities rated investment-grade on the date of purchase, there is no guarantee that these securities are free from credit risk. Ratings by Moody's Investors Service and Standard & Poor's Ratings Services are generally accepted measures of credit risk. However, these ratings are subject to certain limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Ratings also are not updated continuously.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                          Year             Percentage
                          ----             ----------

                          1990               6.14%
                          1991              14.58%
                          1992               5.60%
                          1993               7.98%
                          1994              -3.39%
                          1995              19.18%
                          1996               0.09%
                          1997               8.98%
                          1998               8.20%
                          1999              -4.48%


               Best quarter return: 6.88% - quarter ended 6/30/95.
              Worst quarter return: -3.35% - quarter ended 3/31/96.

--------------------------------------------------------------------------------
           Class 1 Average Annual Total Returns - Years Ended 12/31/99

                                                  ONE         FIVE       TEN
                                                  YEAR       YEARS      YEARS
                                                 -------    -------    -------
Seligman Bond Portfolio                          -4.48%      6.09%     6.05%
Lehman Brothers Government Bond Index            -2.24       7.44      7.48
Lipper Corporate Debt BBB-Rated Funds Average    -1.69       7.78      7.87

The Lehman Brothers Government Bond Index and the Lipper Corporate Debt BBB-Rated Funds Average are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Corporate Debt BBB-Rated Funds Average excludes the effect of sales charges and the Lehman Brothers Government Bond Index excludes the effect of fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT  OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.


Portfolio Management

The Portfolio is managed by the Seligman Taxable Fixed Income Team, headed by Mr. Gary S. Zeltzer. Mr. Zeltzer joined Seligman in March 1998 as Senior Vice President, Manager Taxable Fixed Income. He is a Vice President of the Fund and has been a Portfolio Manager of the Portfolio since March 1998. Prior to joining Seligman, Mr. Zeltzer was a Group Vice President and Portfolio Manager at Schroder Capital Management from July 1979 to March 1998. Mr. Zeltzer also manages the Cash Management Portfolio of the Fund, Seligman Cash Management Fund, Inc. and Seligman U.S. Government Securities Series, a series of Seligman High Income Fund Series.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial  Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                       Year ended December 31,
                                                -----------------------------------------------------------------
                                                   1999          1998         1997           1996          1995
                                                ---------     ---------     ---------     ---------     ---------
Per Share Data:*
Net asset value, beginning of year ..........   $   10.38     $   10.24     $    9.89     $   10.44     $    9.27
                                                ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income (loss) ..............        0.64          0.59          0.54          0.56          0.61
  Net gains or losses on securities (both
  realized and unrealized) ..................       (1.10)         0.25          0.35         (0.55)         1.17
                                                ---------     ---------     ---------     ---------     ---------
Total from investment operations ............       (0.46)         0.84          0.89          0.01          1.78
                                                ---------     ---------     ---------     ---------     ---------
Less distributions:
  Dividends from net
  investment income .........................       (0.65)        (0.59)        (0.54)        (0.56)        (0.61)
  Distributions from capital gains ..........          --         (0.11)           --            --            --
                                                ---------     ---------     ---------     ---------     ---------
Total distributions .........................       (0.65)        (0.70)        (0.54)        (0.56)        (0.61)
                                                ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ................   $    9.27     $   10.38     $   10.24     $    9.89     $   10.44
                                                =========     =========     =========     =========     =========
Total Return: ...............................       (4.48%)        8.20%         8.98%         0.09%        19.18%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ......   $   4,947     $   7,320     $   7,232     $   5,015     $   4,497
Ratio of expenses to average net assets .....        0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net income (loss) to average
  net assets ................................        5.56%         5.58%         6.22%         5.97%         6.22%
Portfolio turnover rate .....................       64.22%        73.31%       170.12%       199.74%       114.42%
Without management fee waiver:**
  Ratio of expenses to average net assets ...        0.71%         0.82%         0.83%         0.79%         0.99%
  Ratio of net income (loss)
   to average net assets ....................        5.45%         5.36%         5.99%         5.78%         5.83%


----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information




    ----------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
    ----------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER:  811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.
                                                                        SELIGMAN
                                                                  BOND PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPB1 5/2000 C2

                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                    ---------

                                Seeking Favorable

                                 Current Income

                               Through Investments

                                 In Fixed-Income

                                   Securities

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Bond Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is favorable current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests in fixed-income securities, diversified among a number of market sectors. The Portfolio has a fundamental policy that at least 80% of the Portfolio's assets will be invested in securities that are rated investment-grade when purchased by the Portfolio. The Portfolio may invest in securities of any duration. Capital appreciation is a secondary consideration in selecting securities for purchase by the Portfolio.

The Portfolio may invest in corporate debt securities (including bonds and debentures convertible into common stock or with rights and warrants), securities issued or guaranteed by the US Treasury, its agencies or instrumentalities, mortgage-backed securities (including collateralized mortgage obligations and mortgage pass-through securities), and high-grade money market instruments. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of a reorganization, recapitalization, or liquidation proceeding of any issuer of securities owned by the Portfolio.

The Portfolio's investment approach combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value). The average maturity of the Portfolio will vary in response to what the investment manager believes to be the long-term trend in interest rates. Generally, if rates are trending up, the Portfolio will tend to hold securities with shorter maturities. If rates are trending down, the Portfolio will tend to hold securities with longer maturities. Additionally, the Portfolio's concentration in any particular market sector and the Portfolio's individual security holdings will vary depending on the investment manager's view of the relative value offered by certain sectors, as well as specific securities within those sectors.

In selecting individual securities for purchase by the Portfolio, the investment manager will seek to identify securities of various market sectors that it believes offer better total return opportunities.

The Portfolio generally sells securities when the investment manager believes that the direction of long-term interest rates is changing, better opportunities exist in the market, or yield spreads (i.e., the yields offered on different securities) have become too narrow to justify the added volatility of long-term securities (which generally offer higher yields), or when the Portfolio must meet cash requirements.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets directly in foreign securities. The Portfolio may purchase securities on a when-issued or forward commitment basis (delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities). The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

The value of your investment in the Portfolio will fluctuate with fluctuations in the value of the securities held by the Portfolio. The principal factors that may affect the value of the Portfolio's securities holdings are changes in interest rates and the credit worthiness of the issuers of securities held by the Portfolio.

Interest rate risk. Changes in market interest rates will affect the value of securities held by the Portfolio. The Portfolio invests mostly in fixed-income securities. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. The Portfolio's net asset value per share generally moves in the same direction as the market value of the securities it holds. Therefore, if interest rates rise, you should expect the Portfolio's net asset value per share to fall, and if interest rates fall, the Portfolio's net asset value should rise.

Long-term securities are generally more sensitive to changes in interest rates, and, therefore, are subject to a greater degree of market price volatility. To the extent the Portfolio holds long-term securities, its net asset value will be subject to a greater degree of fluctuation than if it held securities of shorter duration.

Credit risk. A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a debt security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

While the Portfolio is required to invest a majority of its assets in securities rated investment-grade on the date of purchase, there is no guarantee that these securities are free from credit risk. Ratings by Moody's Investors Service and Standard & Poor's Ratings Services are generally accepted measures of credit risk. However, these ratings are subject to certain limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Ratings also are not updated continuously.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.



                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                          Year             Percentage
                          ----             ----------

                          1990               6.14%
                          1991              14.58%
                          1992               5.60%
                          1993               7.98%
                          1994              -3.39%
                          1995              19.18%
                          1996               0.09%
                          1997               8.98%
                          1998               8.20%
                          1999              -4.48%


               Best quarter return: 6.88% - quarter ended 6/30/95.
              Worst quarter return: -3.35% - quarter ended 3/31/96.

--------------------------------------------------------------------------------
           Class 1 Average Annual Total Returns - Years Ended 12/31/99

                                                  ONE         FIVE       TEN
                                                  YEAR       YEARS      YEARS
                                                 -------    -------    -------
Seligman Bond Portfolio                          -4.48%      6.09%     6.05%
Lehman Brothers Government Bond Index            -2.24       7.44      7.48
Lipper Corporate Debt BBB-Rated Funds Average    -1.69       7.78      7.87

The Lehman Brothers Government Bond Index and the Lipper Corporate Debt BBB-Rated Funds Average are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Corporate Debt BBB-Rated Funds Average excludes the effect of sales charges and the Lehman Brothers Government Bond Index excludes the effect of fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management

The Portfolio is managed by the Seligman Taxable Fixed Income Team, headed by Mr. Gary S. Zeltzer. Mr. Zeltzer joined Seligman in March 1998 as Senior Vice President, Manager Taxable Fixed Income. He is a Vice President of the Fund and has been a Portfolio Manager of the Portfolio since March 1998. Prior to joining Seligman, Mr. Zeltzer was a Group Vice President and Portfolio Manager at Schroder Capital Management from July 1979 to March 1998. Mr. Zeltzer also manages the Cash Management Portfolio of the Fund, Seligman Cash Management Fund, Inc. and Seligman U.S. Government Securities Series, a series of Seligman High Income Fund Series.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                             Year ended December 31,
                                                  -------------------------------------------------------------------------
                                                       1999          1998            1997           1996            1995
                                                  ---------       ---------       ---------       ---------       ---------
Per Share Data:*
Net asset value, beginning of year ..........     $   10.38       $   10.24       $    9.89       $   10.44       $    9.27
                                                  ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment income (loss) ..............          0.64            0.59            0.54            0.56            0.61
  Net gains or losses on securities (both
  realized and unrealized) ..................         (1.10)           0.25            0.35           (0.55)           1.17
                                                  ---------       ---------       ---------       ---------       ---------
Total from investment operations ............         (0.46)           0.84            0.89            0.01            1.78
                                                  ---------       ---------       ---------       ---------       ---------
Less distributions:
  Dividends from net
  investment income .........................         (0.65)          (0.59)          (0.54)          (0.56)          (0.61)
  Distributions from capital gains ..........            --           (0.11)             --              --              --
                                                  ---------       ---------       ---------       ---------       ---------
Total distributions .........................         (0.65)          (0.70)          (0.54)          (0.56)          (0.61)
                                                  ---------       ---------       ---------       ---------       ---------
Net asset value, end of year ................     $    9.27       $   10.38       $   10.24       $    9.89       $   10.44
                                                  =========       =========       =========       =========       =========
Total Return: ...............................         (4.48%)          8.20%           8.98%           0.09%          19.18%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ......     $   4,947       $   7,320       $   7,232       $   5,015       $   4,497
Ratio of expenses to average net assets .....          0.60%           0.60%           0.60%           0.60%           0.60%
Ratio of net income (loss) to average
  net assets ................................          5.56%           5.58%           6.22%           5.97%           6.22%
Portfolio turnover rate .....................         64.22%          73.31%         170.12%         199.74%         114.42%
Without management fee waiver:**
  Ratio of expenses to average net assets ...          0.71%           0.82%           0.83%           0.79%           0.99%
  Ratio of net income (loss)
   to average net assets ....................          5.45%           5.36%           5.99%           5.78%           5.83%

----------

*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information



     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                              J.W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER:  811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                         CAPITAL
                                                                       PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPCA1 5/2000 C1


                                    [PHOTO]

                                   PROSPECTUS

                                  MAY 1, 2000

                                   ----------

                                     Seeking

                              Capital Appreciation

                                 by Investing in

                               Mid-Capitalization

                                  Growth Stocks


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover

TIMES CHANGE ... VALUES ENDURE


                                    [PHOTO]

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Capital Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of medium-sized US companies. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify medium-sized companies that it believes display one or more of the following:

--------------------------
Medium-Sized Companies:

Companies with market
capitalizations, at the
time of purchase by the
Portfolio, of between
$1 billion and $10 billion.
--------------------------

o    Proven track record

o    Strong management

o    Multiple product lines

o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

o    Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities. The Portfolio may borrow money from time to time to purchase securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Fund's Board of Directors may change the parameters by which "medium-sized companies" are defined if it concludes that such a change is appropriate.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries which the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                          Year             Percentage
                          ----             ----------

                          1990               -3.18%
                          1991               59.05%
                          1992                6.80%
                          1993               11.65%
                          1994               -4.59%
                          1995               27.17%
                          1996               14.51%
                          1997               21.31%
                          1998               22.19%
                          1999               53.33%



              Best quarter return: 44.77% - quarter ended 12/31/99.
             Worst quarter return: -23.55% - quarter ended 9/30/90.

--------------------------------------------------------------------------------
           Class I Average Annual Total Returns - Years Ended 12/31/99

                                     ONE           FIVE           TEN
                                    YEAR           YEARS         YEARS
                                   -------        -------       -------
Seligman Capital Portfolio          53.33%        27.04%        19.21%
Russell Midcap Growth Index         51.29         28.03         18.95
Lipper Mid Cap Funds Average        36.29         23.35         17.35


The Lipper Mid Cap Funds Average and the Russell Midcap Growth Index are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Mid Cap Funds Average does not reflect sales charges and the Russell Midcap Growth Index does not reflect fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management

The Portfolio is managed by Ms. Marion S. Schultheis, co-head of Seligman's Global Growth Team. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998. Prior thereto, she was Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Large-Cap Growth Portfolio and co-manages the Global Growth Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Global Growth Fund, a series of Seligman Global Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                       Year ended December 31,
                                              ----------------------------------------------------------------------
                                                 1999           1998           1997           1996           1995
                                              ----------     ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of year ........    $   20.81      $   18.10      $   16.01      $   14.91      $   12.70
                                              ----------     ----------     ----------     ----------     ----------
Income from investment operations:

  Net investment income(loss) .............         0.01           0.04           0.03           0.04           0.05
  Net gains or losses on securities (both
  realized and unrealized) ................        10.21           3.89           3.35           2.12           3.39
                                              ----------     ----------     ----------     ----------     ----------
Total from investment operations ..........        10.22           3.93           3.38           2.16           3.44
                                              ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends (from net
  investment income) ......................        (0.01)         (0.04)         (0.03)         (0.04)         (0.05)
  Distributions from capital gains ........        (7.12)         (1.18)         (1.26)         (1.02)         (1.18)
                                              ----------     ----------     ----------     ----------     ----------
Total distributions .......................        (7.13)         (1.22)         (1.29)         (1.06)         (1.23)
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ..............    $   23.90      $   20.81      $   18.10      $   16.01      $   14.91
                                              ==========     ==========     ==========     ==========     ==========
Total Return: .............................        53.33%         22.19%         21.31%         14.51%         27.17%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....    $  27,586      $  24,141      $  20,400      $  14,313      $   9,294
Ratio of expenses to average net assets ...         0.59%          0.60%          0.60%          0.59%          0.60%
Ratio of net income (loss) to average
  net assets ..............................         0.03%          0.19%          0.16%          0.29%          0.32%
Portfolio turnover rate ...................       172.88%        130.86%         93.97%         88.78%        122.20%
Without management fee waiver:**
  Ratio of expenses to average net assets .                                       0.62%                         0.71%
  Ratio of net income (loss)
   to average net assets ..................                                       0.14%                         0.21%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information


     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                         CAPITAL
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPCA1 5/2000 C2


                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     Seeking

                              Capital Appreciation

                                 by Investing in

                               Mid-Capitalization

                                  Growth Stocks



                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



                                    [PHOTO]



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Capital Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of medium-sized US companies. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify medium-sized companies that it believes display one or more of the following:

--------------------------
Medium-Sized Companies:

Companies with market
capitalizations, at the
time of purchase by the
Portfolio, of between
$1 billion and $10 billion.
--------------------------

o    Proven track record

o    Strong management

o    Multiple product lines

o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

o    Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities. The Portfolio may borrow money from time to time to purchase securities.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Fund's Board of Directors may change the parameters by which "medium-sized companies" are defined if it concludes that such a change is appropriate.


There is no guarantee that the Portfolio will achieve its investment objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries which the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                          Year             Percentage
                          ----             ----------

                          1990               -3.18%
                          1991               59.05%
                          1992                6.80%
                          1993               11.65%
                          1994               -4.59%
                          1995               27.17%
                          1996               14.51%
                          1997               21.31%
                          1998               22.19%
                          1999               53.33%



              Best quarter return: 44.77% - quarter ended 12/31/99.
             Worst quarter return: -23.55% - quarter ended 9/30/90.

--------------------------------------------------------------------------------
           Class I Average Annual Total Returns - Years Ended 12/31/99

                                     ONE           FIVE           TEN
                                    YEAR           YEARS         YEARS
                                   -------        -------       -------
Seligman Capital Portfolio          53.33%        27.04%        19.21%
Russell Midcap Growth Index         51.29         28.03         18.95
Lipper Mid Cap Funds Average        36.29         23.35         17.35


The Lipper Mid Cap Funds Average and the Russell Midcap Growth Index are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Mid Cap Funds Average does not reflect sales charges and the Russell Midcap Growth Index does not reflect fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by Ms. Marion S. Schultheis, co-head of Seligman's Global Growth Team. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998. Prior thereto, she was Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Large-Cap Growth Portfolio and co-manages the Global Growth Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Global Growth Fund, a series of Seligman Global Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       Year ended December 31,
                                               ----------------------------------------------------------------------
                                                  1999           1998           1997           1996           1995
                                               ----------     ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of year .........    $   20.81      $   18.10      $   16.01      $   14.91      $   12.70
                                               ----------     ----------     ----------     ----------     ----------
Income from investment operations:

  Net investment income(loss) ..............         0.01           0.04           0.03           0.04           0.05
  Net gains or losses on securities (both
  realized and unrealized) .................        10.21           3.89           3.35           2.12           3.39
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations ...........        10.22           3.93           3.38           2.16           3.44
                                               ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends (from net
  investment income) .......................        (0.01)         (0.04)         (0.03)         (0.04)         (0.05)
  Distributions from capital gains .........        (7.12)         (1.18)         (1.26)         (1.02)         (1.18)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions ........................        (7.13)         (1.22)         (1.29)         (1.06)         (1.23)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ...............    $   23.90      $   20.81      $   18.10      $   16.01      $   14.91
                                               ==========     ==========     ==========     ==========     ==========
Total Return: ..............................        53.33%         22.19%         21.31%         14.51%         27.17%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .....    $  27,586      $  24,141      $  20,400      $  14,313      $   9,294
Ratio of expenses to average net assets ....         0.59%          0.60%          0.60%          0.59%          0.60%
Ratio of net income (loss) to average
  net assets ...............................         0.03%          0.19%          0.16%          0.29%          0.32%
Portfolio turnover rate ....................       172.88%        130.86%         93.97%         88.78%        122.20%
Without management fee waiver:**
   Ratio of expenses to average net assets .                                       0.62%                         0.71%
   ratio of net income (loss)
    to average net assets ..................                                       0.14%                         0.21%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information

     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                            CASH
                                                                      MANAGEMENT
                                                                       PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.



SPCM1 5/2000 C1

                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                   ----------

                                 A Money Market

                          Portfolio Seeking to Preserve

                            Capital and to Maximize

                          Liquidity and Current Income


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objectives                                           P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Cash Management Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVES

The Portfolio's objectives are to preserve capital and to maximize liquidity and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:


The Portfolio invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.


The Portfolio will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397) days or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Portfolio will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Portfolio will only purchase US Government securities or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P), or if not so rated, determined to be of comparable quality).


Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Portfolio's investments. If the quality of an investment declines, the Portfolio may, in certain limited circumstances, continue to hold it.


Currently, the Portfolio invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objectives. The Portfolio's objectives and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

There is no guarantee that the Portfolio will achieve its objectives.

PRINCIPAL RISKS

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


Yield and total return of the Portfolio will fluctuate with fluctuations in the yields of the securities held by the Portfolio. In periods of declining interest rates, the yields of the securities held by the Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Portfolio will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Portfolio from sales of its shares will likely be invested in securities producing lower yields than the balance of the Portfolio's assets, reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Portfolio invests could involve certain risks in the event of the default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in USbanks. While US banks and US branches of foreign banks are required to maintain certain reserve and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends were reinvested.


                  Class 1 Annual Total Returns - Calendar Years


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]



                          Year             Percentage
                          ----             ----------

                          1990                7.79%
                          1991                5.70%
                          1992                3.53%
                          1993                3.00%
                          1994                4.03%
                          1995                5.60%
                          1996                5.43%
                          1997                5.52%
                          1998                5.42%
                          1999                5.07%

               Best quarter return: 1.93% - quarter ended 6/30/90.
              Worst quarter return: 0.72% - quarter ended 6/30/93.

--------------------------------------------------------------------------------

           Class I Average Annual Total Returns - Years Ended 12/31/99

                       ONE              FIVE               TEN
                      YEAR              YEARS             YEARS
                     -------           -------           -------
                      5.07%             5.40%             5.10%

--------------------------------------------------------------------------------


         The Portfolio's 7-day yield as of December 31, 1999 was 5.28%.

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objectives and strategies, and administers the Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio. For the period ended December 31, 1999, Seligman voluntarily waived its management fee for the Portfolio. There is no assurance that Seligman will continue this policy in the future.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Dividends from the Portfolio will be declared daily and reinvested monthly in additional shares, at NAV, of the Portfolio. It is not expected that the Portfolio will realize capital gains.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                       Year ended December 31,
                                              -------------------------------------------------------------------------
                                                  1999            1998            1997           1996           1995
                                              -----------     -----------     -----------    -----------    -----------
Per Share Data:*
Net asset value, beginning of year .........   $    1.000      $    1.000      $    1.000     $    1.000     $    1.000
                                              -----------     -----------     -----------    -----------    -----------
Income from investment operations:

  Net investment income (loss) .............        0.050           0.053           0.054          0.053          0.055
                                              -----------     -----------     -----------    -----------    -----------
Total from investment operations ...........        0.050           0.053           0.054          0.053          0.055
                                              -----------     -----------     -----------    -----------    -----------
Less distributions:
  Dividends from net
    investment income ......................       (0.050)         (0.053)         (0.054)        (0.053)        (0.055)
                                              -----------     -----------     -----------    -----------    -----------
Total distributions ........................       (0.050)         (0.053)         (0.054)        (0.053)        (0.055)
                                              -----------     -----------     -----------    -----------    -----------
Net asset value, end of year ...............   $    1.000      $    1.000      $    1.000     $    1.000     $    1.000
                                              ===========     ===========     ===========    ===========    ===========
Total Return:                                        5.07%           5.42%           5.52%          5.43%          5.60%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .....   $   17,611      $   10,520      $    8,635     $    9,755     $    7,800
Ratio of expenses to average net assets ....           --              --              --             --             --
Ratio of net income (loss)to average
  net assets ...............................         4.99%           5.30%           5.39%          5.30%          5.48%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets ..         0.65%           0.67%           0.79%          0.63%          0.87%
  Ratio of net income (loss)
   to average net assets ...................         4.34%           4.63%           4.60%          4.67%          4.61%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed all expenses and waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information

     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.
                                                                        SELIGMAN
                                                                            CASH
                                                                      MANAGEMENT
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPCM1 5/2000 C2

                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                                 A Money Market

                         Portfolio Seeking to Preserve

                            Capital and to Maximize

                          Liquidity and Current Income


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objectives                                           P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Cash Management Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVES

The Portfolio's objectives are to preserve capital and to maximize liquidity and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:


The Portfolio invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.


The Portfolio will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397) days or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Portfolio will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Portfolio will only purchase US Government securities or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P), or if not so rated, determined to be of comparable quality).


Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Portfolio's investments. If the quality of an investment declines, the Portfolio may, in certain limited circumstances, continue to hold it.


Currently, the Portfolio invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.


There is no guarantee that the Portfolio will achieve its objectives.

PRINCIPAL RISKS


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


Yield and total return of the Portfolio will fluctuate with fluctuations in the yields of the securities held by the Portfolio. In periods of declining interest rates, the yields of the securities held by the Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Portfolio will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Portfolio from sales of its shares will likely be invested in securities producing lower yields than the balance of the Portfolio's assets, reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Portfolio invests could involve certain risks in the event of the default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserve and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends were reinvested.

                  Class 1 Annual Total Returns - Calendar Years


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                          Year             Percentage
                          ----             ----------

                          1990                7.79%
                          1991                5.70%
                          1992                3.53%
                          1993                3.00%
                          1994                4.03%
                          1995                5.60%
                          1996                5.43%
                          1997                5.52%
                          1998                5.42%
                          1999                5.07%

               Best quarter return: 1.93% - quarter ended 6/30/90.
              Worst quarter return: 0.72% - quarter ended 6/30/93.

--------------------------------------------------------------------------------
           Class 1 Average Annual Total Returns - Years Ended 12/31/99

                       ONE              FIVE               TEN
                      YEAR              YEARS             YEARS
                     -------           -------           -------
                      5.07%             5.40%             5.10%
--------------------------------------------------------------------------------


         The Portfolio's 7-day yield as of December 31, 1999 was 5.28%.

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objectives and strategies, and administers the Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio. For the period ended December 31, 1999, Seligman voluntarily waived its management fee for the Portfolio. There is no assurance that Seligman will continue this policy in the future.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Dividends from the Portfolio will be declared daily and reinvested monthly in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. It is not expected that the Portfolio will realize capital gains.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young llp, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                                  Year ended December 31,
                                                      -----------------------------------------------------------------------------
                                                             1999            1998            1997           1996           1995
                                                      -----------      -----------      -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning of year ...............    $     1.000      $     1.000      $     1.000     $     1.000     $     1.000
                                                      -----------      -----------      -----------     -----------     -----------
Income from investment operations:
  Net investment income (loss) ...................          0.050            0.053            0.054           0.053           0.055
                                                      -----------      -----------      -----------     -----------     -----------
Total from investment operations .................          0.050            0.053            0.054           0.053           0.055
                                                      -----------      -----------      -----------     -----------     -----------
Less distributions:
  Dividends from net
  investment income ..............................         (0.050)          (0.053)          (0.054)         (0.053)         (0.055)
                                                      -----------      -----------      -----------     -----------     -----------
Total distributions ..............................         (0.050)          (0.053)          (0.054)         (0.053)         (0.055)
                                                      -----------      -----------      -----------     -----------     -----------
Net asset value, end of year .....................    $     1.000      $     1.000      $     1.000     $     1.000     $     1.000
                                                      ===========      ===========      ===========     ===========     ===========
Total Return: ....................................           5.07%            5.42%            5.52%           5.43%           5.60%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ...........    $    17,611      $    10,520      $     8,635     $     9,755     $     7,800
Ratio of expenses to average net assets ..........             --               --               --              --              --
Ratio of net income (loss) to average
  net assets .....................................           4.99%            5.30%            5.39%           5.30%           5.48%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets ........           0.65%            0.67%            0.79%           0.63%           0.87%
  Ratio of net income (loss)
   to average net assets .........................           4.34%            4.63%            4.60%           4.67%           4.61%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed all expenses and waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information

     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221



================================================================================

                                        S E L I G M A N
                                      -----------------
                                       PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                  COMMUNICATIONS
                                                                 AND INFORMATION
                                                                       PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPCI1  5/2000 C1


                                     [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     -------

                              Seeking Capital Gain

                            by Investing in Companies

                                Operating in the

                                Communications,

                                Information, and

                               Related Industries

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

          Table of Contents


          The Fund and the Portfolio

               Overview of the Fund                                  P-1
               Investment Objective                                  P-1
               Principal Investment Strategies                       P-1
               Principal Risks                                       P-2
               Past Performance                                      P-3
               Management of the Fund                                P-4

          Shareholder Information

               Pricing of Fund Shares                                P-5
               How to Purchase and Sell Shares                       P-5
               Dividends and Capital Gain Distributions              P-6
               Taxes                                                 P-6

          Financial Highlights                                       P-7

          For More Information                                       back cover



                                    [PHOTO]



          TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Communications and Information Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.


INVESTMENT OBJECTIVE

The Portfolio's objective is capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

     o    Robust growth prospects

     o    High profit margins or return on capital

     o    Attractive valuation relative to expected earnings or cash flow

     o    Quality management

     o    Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.


Stocks of companies in the technology sector, like those in which the Portfolio may invest, have recently experienced a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Portfolio will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolio had previously experienced.


The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Illiquid securities, foreign securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                            1995              38.55%
                            1996               8.81%
                            1997              22.22%
                            1998              36.49%
                            1999              85.81%


              Best quarter return: 45.09% - quarter ended 12/31/99. Worst quarter return: -16.81% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                    ONE    FIVE  SINCE INCEPTION
                                                   YEAR    YEARS     10/11/94
                                                  ------- ------- --------------
Seligman Communications and Information Portfolio  85.81%  36.12%    35.44%
S&P 500 Index                                      21.04   28.55     27.02(1)
Lipper Science & Technology Funds Average         137.64   48.31     47.15(1)


The Lipper Science & Technology Funds Average is an average of 57 science and technology funds and excludes the effect of the sales charges that may be incurred in connection with purchases or sales. The S&P 500 Index is an unmanaged index that assumes investment of dividends and excludes the effect of fees and sales charges.
(1)From September 30, 1994.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997. Mr. Wick also co-manages the Global Technology Portfolio of the Fund. Mr. Wick has been a Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick is a Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. He is also a Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                       Year ended December 31,
                                            -------------------------------------------------------------------------
                                                1999           1998            1997           1996          1995
                                            -----------     -----------     -----------    -----------    -----------
Per Share Data:*
Net asset value, beginning of year ......   $     17.14     $     13.09     $     14.69    $     13.50    $     10.44
                                            -----------     -----------     -----------    -----------    -----------
Income from investment operations:
  Net investment income (loss) ..........         (0.10)          (0.08)          (0.08)         (0.04)         (0.13)
  Net gains or losses on securities (both
    realized and unrealized) ............         14.36            4.81            3.13           1.23           4.15
                                            -----------     -----------     -----------    -----------    -----------
Total from investment operations ........         14.26            4.73            3.05           1.19           4.02
                                            -----------     -----------     -----------    -----------    -----------
Less distributions:
  Distributions from capital gains ......         (4.70)          (0.68)          (4.65)            --          (0.96)
                                            -----------     -----------     -----------    -----------    -----------
Total distributions .....................         (4.70)          (0.68)          (4.65)            --          (0.96)
                                            -----------     -----------     -----------    -----------    -----------
Net asset value, end of year ............   $     26.70     $     17.14     $     13.09    $     14.69    $     13.50
                                            ===========     ===========     ===========    ===========    ===========
Total Return: ...........................         85.81%          36.49%          22.22%          8.81%         38.55%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..   $   213,961     $   122,279     $    87,633    $    60,645    $    38,442
Ratio of expenses to average net assets .          0.86%           0.87%           0.87%          0.87%          0.95%
Ratio of net income (loss) to average
  net assets ............................         (0.51)%         (0.56)%         (0.49)%        (0.32)%        (0.89)%
Portfolio turnover rate .................        118.16%         132.57%         227.14%        167.20%         96.62%

----------
*    Per share amounts are calculated based on average shares outstanding.

For More Information



     --------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     --------------------------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER:  811-5221

===============================================================================

                               S E L I G M A N
                               ---------------
                               PORTFOLIOS, INC.
                                                                        SELIGMAN
                                                                  COMMUNICATIONS
                                                                 AND INFORMATION
                                                                       PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPCI1  5/2000 C2

                                     [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                    --------

                              Seeking Capital Gain

                            by Investing in Companies

                                Operating in the

                                 Communications,

                                Information, and

                               Related Industries

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                     [PHOTO]

TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Communications and Information Portfolio (the Portfolio).



The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.



The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective: The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

     o    Robust growth prospects

     o    High profit margins or return on capital

     o    Attractive valuation relative to expected earnings or cash flow

     o    Quality management

     o    Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio primarily invests in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.


Stocks of companies in the technology sector, like those in which the Portfolio may invest, have recently experienced a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Portfolio will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolio had previously experienced.


The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Illiquid securities, foreign securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                     Year           Percentage
                     ----           ----------

                     1995             38.55%
                     1996              8.81%
                     1997             22.22%
                     1998             36.49%
                     1999             85.81%


              Best quarter return: 45.09% - quarter ended12/31/99. Worst quarter return: -16.81% - quarter ended9/30/98.


----------------------------------------------------------------------------------------------------------------
                               Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                                    ONE          FIVE         SINCE INCEPTION
                                                                   YEAR          YEARS           10/11/94
                                                                  -------       -------     -------------------
Seligman Communications and Information Portfolio                  85.81%        36.12%            35.44%
S&P 500 Index                                                      21.04         28.55             27.02(1)
Lipper Science & Technology Funds Average                         137.64         48.31             47.15(1)

The Lipper Science & Technology Funds Average is an average of 57 science and technology funds and excludes the effect of the sales charges that may be incurred in connection with purchases or sales. The S&P 500 Index is an unmanaged index that assumes investment of dividends and excludes the effect of fees and sales charges.

(1)  From September 30, 1994.
-------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997. Mr. Wick also co-manages the Global Technology Portfolio of the Fund. Mr. Wick has been a Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick is a Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. He is also a Vice President of Seligman Global Fund Series, Inc. and a Co-Portfolio Manager of its Seligman Global Technology Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young llp, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.



                                                                       Year ended December 31,
                                          ----------------------------------------------------------------------
                                             1999           1998           1997           1996          1995
                                          ----------     -----------     ----------    -----------    ----------
Per Share Data:*
Net asset value, beginning of year ...... $    17.14     $    13.09     $    14.69    $     13.50    $     10.44
                                          ----------     -----------     ----------    -----------    -----------
Income from investment operations:

  Net investment income (loss) ..........      (0.10)         (0.08)         (0.08)         (0.04)         (0.13)
  Net gains or losses on securities (both
  realized and unrealized) ..............      14.36           4.81           3.13           1.23           4.15
                                          ----------     ----------     ----------    -----------    -----------
Total from investment operations ........      14.26           4.73           3.05           1.19           4.02
                                          ----------     ----------     ----------    -----------    -----------
Less distributions:
  Distributions from capital gains ......      (4.70)         (0.68)         (4.65)          --            (0.96)
                                          ----------     ----------     ----------    -----------    -----------
Total distributions .....................      (4.70)         (0.68)         (4.65)          --            (0.96)
                                          ----------     ----------     ----------    -----------    -----------
Net asset value, end of year ............ $    26.70     $    17.14     $    13.09    $     14.69    $     13.50
                                          ==========     ==========     ==========    ===========    ===========
Total Return: ...........................      85.81%         36.49%         22.22%          8.81%         38.55%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .. $  213,961     $  122,279     $   87,633    $    60,645    $    38,442
Ratio of expenses to average net assets .       0.86%          0.87%          0.87%          0.87%          0.95%
Ratio of net income (loss) to average
  net assets ............................      (0.51)%        (0.56)%        (0.49)%        (0.32)%        (0.89)%
Portfolio turnover rate .................     118.16%        132.57%        227.14%        167.20%         96.62%


----------
  * Per share amounts are calculated based on average shares outstanding.

================================================================================
For More Information



     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [Logo}

                              J.W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER: 811-5221

================================================================================

                                S E L I G M A N
                                ---------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                    COMMON STOCK
                                                                       PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPCS1 5/2000 C1

                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                                Seeking Favorable

                               Current Income and

                               Long-Term Growth of

                             Both Income and Capital

                            Without Exposing Capital

                                  to Undue Risk

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objectives                                           P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover




                                    [PHOTO]



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Common Stock Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVES

The Portfolio's objectives are to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:

Generally, the Portfolio invests a majority of its assets in common stocks, broadly diversified among a number of industries. The Portfolio usually invests in the common stock of larger US companies; however, it may invest in companies of any size. While common stocks have for many years been the predominant type of security owned by the Portfolio, substantial portions of the Portfolio's assets have been held, and may be held, in cash and fixed-income securities.

The Portfolio uses a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Portfolio seeks to purchase strong, well-managed companies that have the potential for solid earnings growth and dividend increases.

The investment manager generally looks to identify companies that have attractive dividend yields and that typically display relatively low valuations based on one or more of the following measures: price-to-earnings, price-to-cash flow, price-to-sales, and price-to-book value. The investment manager then uses in-depth research into each company that meets its preliminary criteria to identify those companies that it believes possess a catalyst for earnings acceleration (i.e., a reason to expect a growth in earnings).

The Portfolio generally sells a stock if the investment manager believes one or more of the following:

     o    The stock is over valued or fully valued

     o Its dividend yield is not competitive compared to the yields offered by other securities in its industry

     o Its earnings are disappointing or the catalyst for earnings acceleration no longer exists

     o    The company's underlying fundamentals have deteriorated

     o    There are more attractive investment opportunities

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to

15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objectives. The Portfolio's objectives and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objectives.

There is no guarantee that the Portfolio will achieve its objectives.


PRINCIPAL RISKS


Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Stocks of large US companies, like those in which the Portfolio generally invests, have experienced an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Portfolio's performance.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]



                              Year           Percentage
                              ----           ----------
                              1990             -3.15%
                              1991             33.16%
                              1992             12.14%
                              1993             11.94%
                              1994              0.04%
                              1995             27.28%
                              1996             20.08%
                              1997             21.31%
                              1998             24.16%
                              1999             13.15%


              Best quarter return: 19.11% - quarter ended 12/31/98.
             Worst quarter return: -17.65% - quarter ended 9/30/90.


--------------------------------------------------------------------------------
           Class 1 Average Annual Total Returns - Years Ended 12/31/99

                                                  ONE         FIVE         TEN
                                                  YEAR        YEARS       YEARS
                                                 -------     -------     ------
Seligman Common Stock Portfolio                   13.15%      21.10%      15.48%
S&P 500 Index                                     21.04       28.55       18.21
Lipper Growth and Income Funds Average            13.15       21.56       14.75

The Lipper Growth and Income Funds Average excludes the effect of sales charges that may be incurred in connection with purchases or sales. The S&P 500 Index is an unmanaged benchmark that assumes investment of dividends and excludes the effect of fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objectives and strategies, and administers the Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Growth and Income Team, headed by Mr. Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages the Income Portfolio of the Fund; and he manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Mr. Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Portfolio. Mr. Collins joined Seligman in 1992 as an Investment Associate, and was named a Vice President, Investment Officer in January 1995. Mr. Collins also co-manages the Income Portfolio of the Fund; and he co-manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial  Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                                Year ended December 31,
                                                    ------------------------------------------------------------------------------
                                                       1999             1998            1997             1996              1995
                                                    ----------       ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of year ............     $    18.63       $    16.28       $    15.92       $    15.44       $    13.78
                                                    ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) ................           0.32             0.29             0.33             0.34             0.35
  Net gains or losses on securities (both
  realized and unrealized) ....................           2.03             3.61             3.01             2.79             3.40
                                                    ----------       ----------       ----------       ----------       ----------
Total from investment operations ..............           2.35             3.90             3.34             3.13             3.75
                                                    ----------       ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net
  investment income ...........................          (0.32)           (0.31)           (0.32)           (0.34)           (0.35)
  Distributions from capital gains ............          (4.05)           (1.24)           (2.66)           (2.31)           (1.74)
                                                    ----------       ----------       ----------       ----------       ----------
Total distributions ...........................          (4.37)           (1.55)           (2.98)           (2.65)           (2.09)
                                                    ----------       ----------       ----------       ----------       ----------
Net asset value, end of year ..................     $    16.61       $    18.63       $    16.28       $    15.92       $    15.44
                                                    ==========       ==========       ==========       ==========       ==========
Total Return: .................................          13.15%           24.16%           21.31%           20.08%           27.28%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ........     $   47,303       $   62,588       $   50,737       $   37,168       $   28,836
Ratio of expenses to average net assets .......           0.52%            0.52%            0.53%            0.53%            0.54%
Ratio of net income (loss) to average
  net assets ..................................           1.30%            1.61%            1.92%            1.99%            2.42%
Portfolio turnover rate .......................          38.11%           55.55%           80.13%           50.33%           55.48%

----------
*    Per share amounts are calculated based on average shares outstanding.

================================================================================

For More Information


     -------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------

                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                               -----------------
                                PORTFOLIOS, INC.


                                                       SELIGMAN
                                                   COMMON STOCK
                                                      PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.



SPCS1 5/2000 C2


                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                    --------

                                Seeking Favorable

                               Current Income and

                               Long-Term Growth of

                             Both Income and Capital

                            Without Exposing Capital

                                  to Undue Risk

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                           P-1
      Investment Objectives                                          P-1
      Principal Investment Strategies                                P-1
      Principal Risks                                                P-2
      Past Performance                                               P-3
      Management of the Fund                                         P-4

Shareholder Information

      Pricing of Fund Shares                                         P-5
      How to Purchase and Sell Shares                                P-5
      Shareholder Servicing and Distribution Arrangements            P-5
      Dividends and Capital Gain Distributions                       P-6
      Taxes                                                          P-6

Financial Highlights                                                 P-7

For More Information                                                 back cover


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Common Stock Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVES

The Portfolio's objectives are to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:

Generally, the Portfolio invests a majority of its assets in common stocks, broadly diversified among a number of industries. The Portfolio usually invests in the common stock of larger US companies; however, it may invest in companies of any size. While common stocks have for many years been the predominant type of security owned by the Portfolio, substantial portions of the Portfolio's assets have been held, and may be held, in cash and fixed-income securities.

The Portfolio uses a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Portfolio seeks to purchase strong, well-managed companies that have the potential for solid earnings growth and dividend increases.

The investment manager generally looks to identify companies that have attractive dividend yields and that typically display relatively low valuations based on one or more of the following measures: price-to-earnings, price-to-cash flow, price-to-sales, and price-to-book value. The investment manager then uses in-depth research into each company that meets its preliminary criteria to identify those companies that it believes possess a catalyst for earnings acceleration (i.e., a reason to expect a growth in earnings).

The Portfolio generally sells a stock if the investment manager believes one or more of the following:

     o    The stock is over valued or fully valued

     o Its dividend yield is not competitive compared to the yields offered by other securities in its industry

     o Its earnings are disappointing or the catalyst for earnings acceleration no longer exists

     o    The company's underlying fundamentals have deteriorated

     o    There are more attractive investment opportunities

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to

15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objectives. The Portfolio's objectives and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objectives.


There is no guarantee that the Portfolio will achieve its objectives.

PRINCIPAL RISKS


Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.


Stocks of large US companies, like those in which the Portfolio generally invests, have experienced an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Portfolio's performance.


Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                  1990                 -3.15%
                  1991                 33.16%
                  1992                 12.14%
                  1993                 11.94%
                  1994                  0.04%
                  1995                 27.28%
                  1996                 20.08%
                  1997                 21.31%
                  1998                 24.16%
                  1999                 13.15%

              Best quarter return: 19.11% - quarter ended 12/31/98.
             Worst quarter return: -17.65% - quarter ended 9/30/90.


--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Years Ended 12/31/99

                                                   ONE      FIVE     TEN
                                                   YEAR     YEARS    YEARS
                                                  -----    -----    -----
Seligman Common Stock Portfolio                   13.15%   21.10%   15.48%
S&P 500 Index                                     21.04    28.55    18.21
Lipper Growth and Income Funds Average            13.15    21.56    14.75


The Lipper Growth and Income Funds Average excludes the effect of sales charges that may be incurred in connection with purchases or sales. The S&P 500 Index is an unmanaged benchmark that assumes investment of dividends and excludes the effect of fees and sales charges.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objectives and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Growth and Income Team, headed by Mr. Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages the Income Portfolio of the Fund; and he manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Mr. Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Portfolio. Mr. Collins joined Seligman in 1992 as an Investment Associate, and was named a Vice President, Investment Officer in January 1995. Mr. Collins also co-manages the Income Portfolio of the Fund; and he co-manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       Year ended December 31,
                                            ----------------------------------------------------------------------
                                               1999          1998            1997           1996          1995
                                            ----------     ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of year ......   $    18.63     $    16.28     $    15.92     $    15.44     $    13.78
                                            ----------     ----------     ----------     ----------     ----------
Income from investment operations:

  Net investment income (loss) ..........         0.32           0.29           0.33           0.34           0.35
  Net gains or losses on securities (both
  realized and unrealized) ..............         2.03           3.61           3.01           2.79           3.40
                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         2.35           3.90           3.34           3.13           3.75
                                            ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends from net
  investment income .....................        (0.32)         (0.31)         (0.32)         (0.34)         (0.35)
  Distributions from capital gains ......        (4.05)         (1.24)         (2.66)         (2.31)         (1.74)
                                            ----------     ----------     ----------     ----------     ----------
Total distributions .....................        (4.37)         (1.55)         (2.98)         (2.65)         (2.09)
                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ............   $    16.61     $    18.63     $    16.28     $    15.92     $    15.44
                                            ==========     ==========     ==========     ==========     ==========
Total Return: ...........................        13.15%         24.16%         21.31%         20.08%         27.28%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..       47,303     $   62,588     $   50,737     $   37,168     $   28,836

Ratio of expenses to average net assets .         0.52%          0.52%          0.53%          0.53%          0.54%
Ratio of net income (loss)to average
  net assets ............................         1.30%          1.61%          1.92%          1.99%          2.42%
Portfolio turnover rate .................        38.11%         55.55%         80.13%         50.33%         55.48%


----------
*    Per share amounts are calculated based on average shares outstanding.

For More Information




     --------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     --------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

===============================================================================

                                S E L I G M A N
                                ---------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                        FRONTIER
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPFR1 5/2000 C1


                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                                 Seeking Growth

                                In Capital Value

                               Through Investments

                                In Small-Company

                                     Stocks

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Frontier Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is growth of capital. Income may be considered but is incidental to the Portfolio's investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stock of small US companies. Companies are selected for their growth prospects. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The Portfolio maintains a disciplined investment process that focuses on downside risks as well as upside potential. In selecting investments, the investment manager looks to identify companies that typically display one or more of the following:

     o    Positive operating cash flows

     o    Management ownership

     o    A unique competitive advantage

     o    Historically high returns on capital

------------------------------
Small Companies:

Companies with market
capitalizations, at the time
of purchase by the Portfolio,
of $1.25 billion or less.
------------------------------

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

Although the Portfolio generally concentrates its investments in common stocks, it may invest up to 35% of its assets in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes they offer capital growth opportunities. The Portfolio may also invest in American Depositary Receipts (ADRs), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio and may lend portfolio securities. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the definition of "small companies" if it concludes that such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.


The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

The Portfolio may also be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                              Year           Percentage
                              ----           ----------
                              1995             33.28%
                              1996             23.93%
                              1997             16.33%
                              1998             -1.46%
                              1999             16.59%

              Best quarter return: 28.95% - quarter ended 12/31/99. Worst quarter return: -23.61% - quarter ended 9/30/98.


--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                     ONE          FIVE         SINCE INCEPTION
                                     YEAR         YEARS           10/11/94
                                    -------      -------       ---------------
Seligman Frontier Portfolio          16.59%       17.16%          17.63%
Russell 2000 Index                   21.26        16.69           15.42(1)
Russell 2000 Growth Index            43.09        18.99           17.84(1)
Lipper Small Cap Funds Average       30.04        20.22           19.08(1)

The Lipper Small Cap Funds Average, the Russell 2000 Growth Index, and the Russell 2000 Index are unmanaged benchmarks that assume investment of all dividends. The Lipper Small Cap Funds Average does not reflect sales charges, and the Russell 2000 Growth Index and the Russell 2000 Index do not reflect fees and sales charges.
----------
(1)  From September 30, 1994.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Global Small Company Growth Team, headed by Mr. Mark J. Cunneen. Mr. Cunneen joined Seligman on March 1, 2000 as a Managing Director. Prior to joining Seligman, Mr. Cunneen had been Senior Vice President - Head of Small Cap Group at Alliance Capital Management since January 1999. Prior thereto, he was with Chancellor Capital Management and its successor firms as Managing Director and Head of the Small Cap Group from December 1992 to March 1997. (Chancellor Capital Management was acquired by LGT Asset Management in October 1996, which was acquired by Invesco in May 1998.) Mr. Cunneen also co-manages the Seligman Global Smaller Companies Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                                Year ended December 31,
                                                    ------------------------------------------------------------------------------
                                                       1999             1998             1997             1996             1995
                                                    ----------       ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of year ............     $    15.55       $    15.78       $    14.98       $    13.56       $    10.58
                                                    ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) ................          (0.10)           (0.08)           (0.08)           (0.06)           (0.07)
  Net gains or losses on securities (both
  realized and unrealized) ....................           2.68            (0.15)            2.47             3.28             3.58
                                                    ----------       ----------       ----------       ----------       ----------
Total from investment operations ..............           2.58            (0.23)            2.39             3.22             3.51
                                                    ----------       ----------       ----------       ----------       ----------
Less distributions:
  Distributions from capital gains ............           --               --              (1.59)           (1.80)           (0.53)
                                                    ----------       ----------       ----------       ----------       ----------
Total distributions ...........................           --               --              (1.59)           (1.80)           (0.53)
                                                    ----------       ----------       ----------       ----------       ----------
Net asset value, end of year ..................     $    18.13       $    15.55       $    15.78       $    14.98       $    13.56
                                                    ==========       ==========       ==========       ==========       ==========
Total Return: .................................          16.59%           (1.46)%          16.33%           23.93%           33.28%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ........     $   25,706       $   39,148       $   42,973       $   31,672       $   12,476
Ratio of expenses to average net assets .......           0.95%            0.92%            0.89%            0.92%            0.95%
Ratio of net income (loss) to average
  net assets ..................................          (0.68)%          (0.51)%          (0.49)%          (0.37)%          (0.55)%
Portfolio turnover rate .......................          57.93%           86.52%          101.68%          119.74%          106.48%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets .....           0.96%                                                               1.37%
  Ratio of net income (loss) to
    average net assets ........................          (0.69)%                                                             (0.97)%


----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information



     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------

                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                  S E L I G M A N
                               ------------------
                                  PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                              FRONTIER PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPFR1 5/2000 C2


                                     [PHOTO]


                                   Prospectus

                                   MAY 1, 2000

                                    --------

                                 Seeking Growth

                                In Capital Value

                               Through Investments

                                In Small-Company

                                     Stocks

                                   managed by

                                     [LOGO]

                             J. & W. Seligman & Co.

                                  INCORPORATED
                                ESTABLIHSED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                       P-1
      Investment Objective                                       P-1
      Principal Investment Strategies                            P-1
      Principal Risks                                            P-2
      Past Performance                                           P-3
      Management of the Fund                                     P-4

Shareholder Information

      Pricing of Fund Shares                                     P-5
      How to Purchase and Sell Shares                            P-5
      Shareholder Servicing and Distribution Arrangements        P-5
      Dividends and Capital Gain Distributions                   P-6
      Taxes                                                      P-6

Financial Highlights                                             P-7

For More Information                                             back cover


                                    [PHOTO]

TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. consists of 15 separate portfolios. This Prospectus contains information about Seligman Frontier Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is growth of capital. Income may be considered but is incidental to the Portfolio's investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stock of small US companies. Companies are selected for their growth prospects. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The Portfolio maintains a disciplined investment process that focuses on downside risks as well as upside potential. In selecting investments, the investment manager looks to identify companies that typically display one or more of the following:

o    Positive operating cash flows

o    Management ownership

o    A unique competitive advantage

o    Historically high returns on capital

-----------------------------------------
Small Companies:

Companies with market capitalizations,
at the time of purchase by the Portfolio,
of $1.25 billion or less.
-----------------------------------------

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

Although the Portfolio generally concentrates its investments in common stocks, it may invest up to 35% of its assets in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes they offer capital growth opportunities. The Portfolio may also invest in American Depositary Receipts (ADRs), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in USdollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio and may lend portfolio securities. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.



The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the definition of "small companies" if it concludes that such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over smaller, lesser-known companies.


The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

The Portfolio may also be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

   [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]


                           Year            Percentage
                           ----            ----------

                           1995               33.28%
                           1996               23.93%
                           1997               16.33%
                           1998               -1.46%
                           1999               16.59%




                Best quarter return:  28.95% - quarter ended 12/31/99.
                Worst quarter return: -23.61% - quarter ended 9/30/98.
--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                       ONE        FIVE         SINCE INCEPTION
                                      YEAR        YEARS           10/11/94
                                     -------     -------     -------------------

Seligman Frontier Portfolio          16.59%       17.16%          17.63%
Russell 2000 Index                   21.26        16.69           15.42(1)
Russell 2000 Growth Index            43.09        18.99           17.84(1)
Lipper Small Cap Funds Average       30.04        20.22           19.08(1)

The Lipper Small Cap Funds Average, the Russell 2000 Growth Index, and the Russell 2000 Index are unmanaged benchmarks that assume investment of all dividends. The Lipper Small Cap Funds Average does not reflect sales charges, and the Russell 2000 Growth Index and the Russell 2000 Index do not reflect fees and sales charges.
(1) From September 30, 1994.

-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .75% of the average daily net assets of the Portfolio.


Portfolio Management


The Portfolio is managed by the Seligman Global Small Company Growth Team, headed by Mr. Mark J. Cunneen. Mr. Cunneen joined Seligman on March 1, 2000 as a Managing Director. Prior to joining Seligman, Mr. Cunneen had been Senior Vice President - Head of Small Cap Group at Alliance Capital Management since January 1999. Prior thereto, he was with Chancellor Capital Management and its successor firms as Managing Director and Head of the Small Cap Group from December 1992 to March 1997. (Chancellor Capital Management was acquired by LGT Asset Management in October 1996, which was acquired by Invesco in May 1998.) Mr. Cunneen also co-manages the Seligman Global Smaller Companies Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                       Year ended December 31,
                                            ----------------------------------------------------------------------
                                               1999           1998           1997           1996           1995
                                            ----------     ----------     ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of year ......   $    15.55     $    15.78     $    14.98     $    13.56     $    10.58
                                            ----------     ----------     ----------     ----------     ----------
Income from investment operations:

  Net investment income (loss) ..........        (0.10)         (0.08)         (0.08)         (0.06)         (0.07)
  Net gains or losses on securities (both
  realized and unrealized) ..............         2.68          (0.15)          2.47           3.28           3.58
                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         2.58          (0.23)          2.39           3.22           3.51
                                            ----------     ----------     ----------     ----------     ----------
Less distributions:
  Distributions from capital gains ......           --             --          (1.59)         (1.80)         (0.53)
                                            ----------     ----------     ----------     ----------     ----------
Total distributions .....................           --             --          (1.59)         (1.80)         (0.53)
                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ............   $    18.13     $    15.55     $    15.78     $    14.98     $    13.56
                                            ==========     ==========     ==========     ==========     ==========
Total Return: ...........................        16.59%         (1.46)%        16.33%         23.93%         33.28%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..   $   25,706     $   39,148     $   42,973     $   31,672     $   12,476
Ratio of expenses to average net assets .         0.95%          0.92%          0.89%          0.92%          0.95%
Ratio of net income (loss) to average
  net assets ............................        (0.68)%        (0.51)%        (0.49)%        (0.37)%        (0.55)%
Portfolio turnover rate .................        57.93%         86.52%        101.68%        119.74%        106.48%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets         0.96%                                                       1.37%
  Ratio of net income (loss) to
    average net assets ..................        (0.69)%                                                     (0.97)%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information



     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER:  811-5221

================================================================================

                                 S E L I G M A N
                               -----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                   GLOBAL GROWTH
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPGG1 5/2000 C1


                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                  ------------

                                Investing Around

                             the World for Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Growth Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:


The Portfolio invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Portfolio may invest in companies of any size, domiciled in any country. Typically, the Portfolio will invest in several countries in different geographic regions.


The Portfolio uses an investment style that combines macro analysis of global trends with in-depth research of individual companies. This means that the investment manager analyzes the rapidly changing world to identify investment themes that it believes will have the greatest impact on global markets, and uses in-depth research to identify attractive companies around the world. The Portfolio focuses on the following macro trends:

     o Economic liberalization and the flow of capital through global trade and investment

     o    Globalization of the world's economy

     o The expansion of technology as an increasingly important influence on society

     o    Increased awareness of the importance of protecting the environment

     o The increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, personal security, and leisure

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

     o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o A unique competitive advantage (e.g., market share, proprietary products)

     o    Market liquidity

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that a shifting in global trends may negatively affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, contract owners will be asked to give voting instructions to the participating insurance companies.

The Portolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different regions. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.


If global trends do not develop as the investment manager expects, the Portfolio's performance could be negatively affected.


The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                    Year                Percentage
                    ----                ----------
                    1997                  12.57%
                    1998                  21.60%
                    1999                  52.49%


              Best quarter return: 29.72% - quarter ended 12/31/99.
             Worst quarter return: -14.29% - quarter ended 9/30/98.



--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99


                                               ONE          SINCE INCEPTION
                                               YEAR             5/1/96
                                              ------        ---------------
Seligman Global Growth Portfolio              52.49%            21.95%
MSCI World Index                              25.34             19.86(1)
Lipper Global Funds Average                   34.52             18.93(1)


The Lipper Global Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Funds Average excludes the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

(1) From April 30, 1996.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $1 billion; .95% on next $1 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Prior to March 31, 2000, Henderson Investment Management Limited (HIML) served as a subadviser to the Portfolio. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. For the year ended December 31, 1999, Seligman paid HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee did not affect the fees paid by the Portfolio.



Portfolio Management

The Portfolio is managed by Seligman's Global Growth Team. The Global Growth Team is co-headed by Ms. Marion S. Schultheis and Mr. Jack P. Chang.


Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Capital Portfolio and the Large-Cap Growth Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. Ms. Schultheis is also a Vice President of Seligman Global Fund Series, Inc. and co-manages its Seligman Global Growth Fund.

Mr. Chang joined Seligman on September 20, 1999 as a Managing Director. He is a Vice President of the Fund. Prior to joining Seligman, Mr. Chang was a Senior Vice President and Portfolio Manager at Putnam Investment Management since 1997. Prior thereto, he was a Portfolio Manager with Columbia Management Company from 1993 to 1997, and a Senior Analyst and Portfolio Manager with Scudder, Stevens & Clark from 1989 to 1993. Mr. Chang also manages the International Growth Portfolioof the Fund. Mr. Chang is also a Vice President of Seligman Global Fund Series, Inc. and manages its Seligman International Growth Fund and co-manages its Seligman Global Growth Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                               Year ended
                                                              December 31,                   5/1/96+
                                             -----------------------------------------         to
                                                1999            1998           1997         12/31/96
                                             ----------      ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of period ....     $   13.33       $   11.03      $    9.91      $   10.00
                                             ----------      ----------     ----------     ----------
Income from investment operations:

  Net investment income (loss) ..........         (0.06)          (0.01)          0.01           0.01
  Net gains or losses on securities
  (both realized and unrealized) ........          7.31            2.25           1.79           0.02
  Net gains or losses on foreign
    currency transactions
    (both realized and unrealized) ......         (0.44)           0.14          (0.56)         (0.11)
                                             ----------      ----------     ----------     ----------
Total from investment operations ........          6.81            2.38           1.24          (0.08)
                                             ----------      ----------     ----------     ----------
Less distributions:
  Dividends (from net investment income)             --              --             --          (0.01)
  Distributions (from capital gains) ....         (1.92)          (0.08)         (0.12)            --
                                             ----------      ----------     ----------     ----------
Total distributions .....................         (1.92)          (0.08)         (0.12)         (0.01)
                                             ----------      ----------     ----------     ----------
Net asset value, end of period ..........     $   18.22       $   13.33      $   11.03      $    9.91
                                             ==========      ==========     ==========     ==========
Total Return: ...........................         52.49%          21.60%         12.57%         (0.78)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $  11,889       $   8,643      $   5,449      $   1,590
Ratio of expenses to average net assets .          1.40%           1.40%          1.40%          1.40%++
Ratio of net income (loss) to
  average net assets ....................         (0.38)%         (0.06)%         0.01%          0.37%++
Portfolio turnover rate .................         69.18%          48.99%         77.85%         12.99%
Without management fee waiver
  and expense reimbursement:**
  Ratio of expenses to average net assets          1.45%           1.60%          2.11%          6.04%++
  Ratio of net income (loss) to average
    net assets ..........................         (0.43)%         (0.26)%        (0.70)%        (4.27)%++


----------
*    Per share amounts are calculated based on average shares outstanding.


** Seligman and Seligman Henderson Co. (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.


+    Commencement of operations.

++   Annualized.

================================================================================

For More Information


    ----------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

    ----------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

                               S E L I G M A N
                               ---------------
                              PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                   GLOBAL GROWTH
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPGG1 5/2000 C2

                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                                Investing Around

                             the World for Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                         P-1
      Investment Objective                                         P-1
      Principal Investment Strategies                              P-1
      Principal Risks                                              P-2
      Past Performance                                             P-3
      Management of the Fund                                       P-4

Shareholder Information


      Pricing of Fund Shares                                       P-5
      How to Purchase and Sell Shares                              P-5
      Shareholder Servicing and Distribution Arrangements          P-5
      Dividends and Capital Gain Distributions                     P-6
      Taxes                                                        P-6


Financial Highlights                                               P-7

For More Information                                               back cover

TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Growth Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:


The Portfolio invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Portfolio may invest in companies of any size, domiciled in any country. Typically, the Portfolio will invest in several countries in different geographic regions.


The Portfolio uses an investment style that combines macro analysis of global trends with in-depth research of individual companies. This means that the investment manager analyzes the rapidly changing world to identify investment themes that it believes will have the greatest impact on global markets, and uses in-depth research to identify attractive companies around the world. The Portfolio focuses on the following macro trends:

          o Economic liberalization and the flow of capital through global trade and investment

          o    Globalization of the world's economy

          o The expansion of technology as an increasingly important influence on society

          o Increased awareness of the importance of protecting the environment

          o The increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, personal security, and leisure

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

          o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

          o    Quality management and equity ownership by executives

          o A unique competitive advantage (e.g., market share, proprietary products)

          o    Market liquidity

          o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that a shifting in global trends may negatively affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.


The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different regions. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.


If global trends do not develop as the investment manager expects, the Portfolio's performance could be negatively affected.


The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                              Year           Percentage
                              ----           ----------

                              1997             12.57%
                              1998             21.60%
                              1999             52.49%

              Best quarter return: 29.72% - quarter ended 12/31/99. Worst quarter return: -14.29% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99


                                                  ONE         SINCE INCEPTION
                                                  YEAR             5/1/96
                                                 -------     -------------------
Seligman Global Growth Portfolio                  52.49%          21.95%
MSCI World Index                                  25.34           19.86(1)
Lipper Global Funds Average                       34.52           18.93(1)

The Lipper Global Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Funds Average excludes the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

----------
(1)  From April 30, 1996.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $1 billion; .95% on next $1 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Prior to March 31, 2000, Henderson Investment Management Limited (HIML) served as a subadviser to the Portfolio. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. For the year ended December 31, 1999, Seligman paid HIML a fee for its services in respect to the Portfolio based on the assets under HIML's supervision. This fee did not affect the fees paid by the Portfolio.


Portfolio Management


The Portfolio is managed by Seligman's Global Growth Team. The Global Growth Team is co-headed by Ms. Marion S. Schultheis and Mr. Jack P. Chang.

Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Capital Portfolio and the Large-Cap Growth Portfolio and co-manages the International Growth Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. Ms. Schultheis is also a Vice President of Seligman Global Fund Series, Inc. and co-manages its Seligman International Growth Fund and Seligman Global Growth Fund.

Mr. Chang joined Seligman on September 20, 1999 as a Managing Director. He is a Vice President of the Fund. Prior to joining Seligman, Mr. Chang was a Senior Vice President and Portfolio Manager at Putnam Investment Management since 1997. Prior thereto, he was a Portfolio Manager with Columbia Management Company from 1993 to 1997, and a Senior Analyst and Portfolio Manager with Scudder, Stevens & Clark from 1989 to 1993. Mr. Chang also co-manages the International Growth Portfolio of the Fund. Mr. Chang is also a Vice President of Seligman Global Fund Series, Inc. and co-manages its Seligman International Growth Fund and Seligman Global Growth Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                           Year ended
                                                                          December 31,                                 5/1/96+
                                                             ------------------------------------------------            to
                                                                1999                1998               1997           12/31/96
                                                             ----------          ----------         ----------       ----------
Per Share Data:*
Net asset value, beginning of period ................        $    13.33          $    11.03         $     9.91       $    10.00
                                                             ----------          ----------         ----------       ----------
Income from investment operations:
  Net investment income (loss) ......................             (0.06)              (0.01)              0.01             0.01
  Net gains or losses on securities
  (both realized and unrealized) ....................              7.31                2.25               1.79             0.02
  Net gains or losses on foreign
    currency transactions
    (both realized and unrealized) ..................             (0.44)               0.14              (0.56)           (0.11)
                                                             ----------          ----------         ----------       ----------
Total from investment operations ....................              6.81                2.38               1.24            (0.08)
                                                             ----------          ----------         ----------       ----------
Less distributions:
  Dividends (from net investment income) ............                --                  --                 --            (0.01)
  Distributions (from capital gains) ................             (1.92)              (0.08)             (0.12)              --
                                                             ----------          ----------         ----------       ----------
Total distributions .................................             (1.92)              (0.08)             (0.12)           (0.01)
                                                             ----------          ----------         ----------       ----------
Net asset value, end of period ......................        $    18.22          $    13.33         $    11.03       $     9.91
                                                             ==========          ==========         ==========       ==========
Total Return: .......................................             52.49%              21.60%             12.57%           (0.78)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ............        $   11,889          $    8,643         $    5,449       $    1,590
Ratio of expenses to average net assets .............              1.40%               1.40%              1.40%            1.40%++
Ratio of net income (loss)to
  average net assets ................................             (0.38)%             (0.06)%             0.01%            0.37%++
Portfolio turnover rate .............................             69.18%              48.99%             77.85%           12.99%
Without management fee waiver
  and expense reimbursement:**
  Ratio of expenses to average net assets ...........              1.45%               1.60%              2.11%            6.04%++
  Ratio of net income (loss) to
    average net assets ..............................             (0.43)%             (0.26)%            (0.70)%          (4.27)%++

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co., (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of operations.

++   Annualized.

================================================================================

For More Information



     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------


                             SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                S E L I G M A N
                               ----------------
                                PORTFOLIOS, INC.

                                                          SELIGMAN
                                                    GLOBAL SMALLER
                                                         COMPANIES
                                                         PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPGS1 5/2000 C1




                                   PROSPECTUS

                                   MAY 1, 2000


                                Investing Around

                             the World for Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

    Overview of the Fund                                                  P-1
    Investment Objective                                                  P-1
    Principal Investment Strategies                                       P-1
    Principal Risks                                                       P-2
    Past Performance                                                      P-3
    Management of the Fund                                                P-4

Shareholder Information

   Pricing of Fund Shares                                                 P-5
     How to Purchase and Sell Shares                                      P-5
     Dividends and Capital Gain Distributions                             P-6
     Taxes                                                                P-6

Financial Highlights                                                      P-7

For More Information                                               back cover


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND


Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Smaller Companies Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its assets in equity securities of smaller US and non-US companies.

----------------------------------------
Smaller companies:

Companies with market capitalization, at
the time of purchase by the Portfolio,
equivalent to US $1 billion or less.
----------------------------------------

The Portfolio may invest in companies domiciled in any country, although it typically invests in developed countries. The Portfolio will generally invest in several countries in different geographic regions.

The Portfolio uses an investment style that combines macro analysis with research into individual company attractiveness. This means that the investment managers look to identify countries that they believe offer good investment opportunities, and use extensive in-depth research to identify attractive smaller companies around the world. The investment managers look at the following factors when making country allocation decisions:

     o Relative economic growth potential of the various economies and securities markets

     o Political, financial, and social conditions influencing investment opportunities

     o    Investor sentiment

     o    Prevailing interest rates and expected levels of inflation

     o    Market prices relative to historic averages

In selecting individual securities, the investment managers look to identify companies that they believe display one or more of the following:

     o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o A unique competitive advantage (e.g., market share, proprietary products)

     o    Market liquidity

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio anticipates that it will continue to hold securities of companies that grow or expand so long as those investments continue to offer prospects of long-term growth.


The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers. Additionally, the Portfolio may invest up to 35% of its assets in companies with market capitalization of over $1 billion.


The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser known companies.

The Portfolio may be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.


Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                    Year                     Percentage
                    ----                     ----------
                    1995                       17.38%
                    1996                       18.66%
                    1997                        3.43%
                    1998                        6.58%
                    1999                       28.34%


              Best quarter return: 20.22% - quarter ended 12/31/99.
             Worst quarter return: -16.71% - quarter ended 9/30/98.



--------------------------------------------------------------------------------

          Class 1 Average Annual Total Returns - Periods Ended 12/31/99
                                                                         SINCE
                                               One        Five         INCEPTION
                                               Year       Years        10/11/94
                                              -------    -------       --------
Seligman Global Smaller Companies Portfolio    28.34%     14.53%        14.62%
Salomon Smith Barney EM Index World            22.38      13.04         11.78(1)
Lipper Global Small Cap Funds Average          45.23      15.67         14.08(1)

The Lipper Global Small Cap Funds Average and the Salomon Smith Barney Extended Market Index World (Salomon Smith Barney EM Index World) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Small Cap Funds Average excludes the effect of sales charges, and the Salomon Smith Barney EM Index World excludes the effect of fees and sales charges.

(1) From September 30, 1994.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $1 billion; .95% on next $1 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.


Portfolio Management


The Portfolio is co-managed by the Seligman Global Small Company Growth Team and Henderson Investment Management Limited (HIML), subadviser to the Portfolio.

The Seligman Global Small Company Growth Team is headed by Mr. Mark J. Cunneen. Mr. cunneen joined Seligman on March 1, 2000 as a Managing Director. Prior to joining Seligman, Mr. Cunneen had been Senior Vice President - Head of Small Cap Group at Alliance Capital Management since January 1999. Prior thereto, he was with Chancellor Capital Management and its successor firms as Managing Director and Head of the Small Cap Group from March 1997 to January 1999, and as a portfolio manager in the Small Cap Group from December 1992 to March 1997. (Chancellor Capital Management was acquired by LGT Asset Management in October 1996, which was acquired by Invesco in May 1998.) Mr. Cunneen also manages the Frontier Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages SeligmanGlobal Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

Mr. Iain C. Clark, Chief Investment Officer of HIML, is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Clark has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985. He has been Secretary, Treasurer and Vice President of Henderson International, Inc. since 1991. Mr. Clark co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

Mr. Cunneen and Mr. Clark have responsibility for directing the domestic and international investments, respectively, of the Portfolio.


The Portfolio Subadviser

The Portfolio subadviser is HIML, 3 Finsbury Avenue, London EC2M 2PA. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. HIML provides investment advice, research and assistance with respect to the non-US investments of the Portfolio.

Seligman pays HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee does not affect the fees paid by the Portfolio.

Prior to July 1, 1998, Seligman Henderson Co. served as a subadviser to the Portfolio. Seligman Henderson Co. was founded in 1991 as a general partnership between Seligman and Henderson International, Inc., a wholly owned subsidiary of Henderson plc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                                    Year ended December 31,
                                                                            --------------------------------------------
                                                       1999              1998             1997             1996             1995
                                                     ----------       ----------       ----------       ----------       ----------

Per Share Data:*
Net asset value, beginning of year .............     $    13.62       $    12.98       $    12.87       $    11.67       $    10.31
                                                     ----------       ----------       ----------       ----------       ----------
Income from investment operations:

  Net investment income (loss) .................          (0.06)           (0.01)            0.02             0.02             0.05
  Net gains or losses on securities (both
  realized and unrealized) .....................           4.10             1.02             1.17             2.31             2.04
  Net gains or losses on
  foreign currency transactions
  (both realized and unrealized) ...............          (0.18)           (0.17)           (0.75)           (0.16)           (0.30)
                                                     ----------       ----------       ----------       ----------       ----------
Total from investment operations ...............           3.86             0.84             0.44             2.17             1.79
                                                     ----------       ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net investment income .........             --               --            (0.02)           (0.02)           (0.05)
  Distributions from capital gains .............             --            (0.20)           (0.31)           (0.95)           (0.38)
                                                     ----------       ----------       ----------       ----------       ----------
Total distributions ............................             --            (0.20)           (0.33)           (0.97)           (0.43)
                                                     ----------       ----------       ----------       ----------       ----------
Net asset value, end of year ...................     $    17.48       $    13.62       $    12.98       $    12.87       $    11.67
                                                     ==========       ==========       ==========       ==========       ==========
Total Return: ..................................          28.34%            6.58%            3.43%           18.66%           17.38%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .........     $   19,569       $   20,814       $   20,505       $   16,876       $    4,837
Ratio of expenses to average net assets ........           1.40%            1.40%            1.40%            1.40%            1.39%
Ratio of net income (loss) to average
  net assets ...................................          (0.46)%          (0.06)%           0.24%            0.23%            0.64%
Portfolio turnover rate ........................          46.75%           66.40%           64.81%           62.31%           55.65%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets ......           1.60%            1.50%            1.56%            1.90%            3.84%
  Ratio of net income (loss)
   to average net assets .......................          (0.66)%          (0.16)%          (0.08)%          (0.27)%         (1.81)%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================


For More Information

     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864



Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221


================================================================================

                                S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                  GLOBAL SMALLER
                                                                       COMPANIES
                                                                       PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPGS1 5/2000 C2

                                     [PHOTO]

                                   PROSPECTUS


                                   MAY 1, 2000


                                    ---------

                                Investing Around

                             the World for Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

   Overview of the Fund                                              P-1
   Investment Objective                                              P-1
   Principal Investment Strategies                                   P-1
   Principal Risks                                                   P-2
   Past Performance                                                  P-3
   Management of the Fund                                            P-4

Shareholder Information

   Pricing of Fund Shares                                            P-5
   How to Purchase and Sell Shares                                   P-5
   Shareholder Servicing and Distribution Arrangements               P-5
   Dividends and Capital Gain Distributions                          P-6
   Taxes                                                             P-6

Financial Highlights                                                 P-7

For More Information                                                 back cover



                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Smaller Companies Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its assets in equity securities of smaller US and non-US companies.

The Portfolio may invest in companies domiciled in any country, although it typically invests in developed countries. The Portfolio will generally invest in several countries in different geographic regions.

------------------------
Smaller companies:

Companies with market
capitalization, at the
time of purchase by the
Portfolio, equivalent to
US $1 billion or less.
------------------------

The Portfolio uses an investment style that combines macro analysis with research into individual company attractiveness. This means that the investment managers look to identify countries that they believe offer good investment opportunities, and use extensive in-depth research to identify attractive smaller companies around the world. The investment managers look at the following factors when making country allocation decisions:

     o Relative economic growth potential of the various economies and securities markets

     o Political, financial, and social conditions influencing investment opportunities

     o    Investor sentiment

     o    Prevailing interest rates and expected levels of inflation

     o    Market prices relative to historic averages

In selecting individual securities, the investment managers look to identify companies that they believe display one or more of the following:

     o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o A unique competitive advantage (e.g., market share, proprietary products)

     o    Market liquidity

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio anticipates that it will continue to hold securities of companies that grow or expand so long as those investments continue to offer prospects of long-term growth.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers. Additionally, the Portfolio may invest up to 35% of its assets in companies with market capitalization of over $1 billion.


The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.


The Portfolio may be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

                            Year               Percentage
                            ----               ----------

                            1995                 17.38%
                            1996                 18.66%
                            1997                  3.43%
                            1998                  6.58%
                            1999                 28.34%



              Best quarter return: 20.22% - quarter ended 12/31/99. Worst quarter return: -16.71% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                 ONE      FIVE   SINCE INCEPTION
                                                 YEAR    YEARS      10/11/94
                                                -----    ------  ---------------
Seligman Global Smaller Companies Portfolio     28.34%   14.53%     14.62%
Salomon Smith Barney EM Index World             22.38    13.04      11.78(1)
Lipper Global Small Cap Funds Average           45.23    15.67      14.08(1)



The Lipper Global Small Cap Funds Average and the Salomon Smith Barney Extended Market Index World (Salomon Smith Barney EM Index World) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Small Cap Funds Average excludes the effect of sales charges, and the Salomon Smith Barney EM Index World excludes the effect of fees and sales charges.

(1) From September 30, 1994.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $1 billion; .95% on next $1 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Portfolio Management

The Portfolio is co-managed by the Seligman Global Small Company Growth Team and Henderson Investment Management Limited (HIML), subadviser to the Portfolio.

The Seligman Global Small Company Growth Team is headed by Mr. Mark J. Cunneen. Mr. Cunneen joined Seligman on March 1, 2000 as a Managing Director. Prior to joining Seligman, Mr. Cunneen had been Senior Vice President - Head of Small Cap Group at Alliance Capital Management since January 1999. Prior thereto, he was with Chancellor Capital Management and its successor firms as Managing Director and Head of the Small Cap Group from March 1997 to January 1999, and as a portfolio manager in the Small Cap Group from December 1992 to March 1997. (Chancellor Capital Management was acquired by LGT Asset Management in October 1996, which was acquired by Invesco in May 1998.) Mr. Cunneen also manages the Frontier Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

Mr. Iain C. Clark, Chief Investment Officer of HIML, is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Clark has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985. He has been Secretary, Treasurer and Vice President of Henderson International, Inc. since 1991. Mr. Clark also co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc.

Mr. Cunneen and Mr. Clark have responsibility for directing the domestic and international investments, respectively, of the Portfolio.


The Portfolio Subadviser

The Portfolio subadviser is HIML, 3 Finsbury Avenue, London EC2M 2PA. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. HIML provides investment advice, research and assistance with respect to the non-US investments of the Portfolio.

Seligman pays HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee does not affect the fees paid by the Portfolio.

Prior to July 1, 1998, Seligman Henderson Co. served as a subadviser to the Portfolio. Seligman Henderson Co. was founded in 1991 as a general partnership between Seligman and Henderson International, Inc., a wholly owned subsidiary of Henderson plc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                        Year ended December 31,
                                              ------------------------------------------------------------------------------
                                                 1999             1998             1997             1996             1995
                                              ----------       ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of year ......     $    13.62       $    12.98       $    12.87       $    11.67       $    10.31
                                              ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) ..........          (0.06)           (0.01)            0.02             0.02             0.05
  Net gains or losses on securities (both
  realized and unrealized) ..............           4.10             1.02             1.17             2.31             2.04
  Net gains or losses on
  foreign currency transactions
  (both realized and unrealized) ........          (0.18)           (0.17)           (0.75)           (0.16)           (0.30)
                                              ----------       ----------       ----------       ----------       ----------
Total from investment operations ........           3.86             0.84             0.44             2.17             1.79
                                              ----------       ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net investment income ..             --               --            (0.02)           (0.02)           (0.05)
  Distributions from capital gains ......             --            (0.20)           (0.31)           (0.95)           (0.38)
                                              ----------       ----------       ----------       ----------       ----------
Total distributions .....................             --            (0.20)           (0.33)           (0.97)           (0.43)
                                              ----------       ----------       ----------       ----------       ----------
Net asset value, end of year ............     $    17.48       $    13.62       $    12.98       $    12.87       $    11.67
                                              ==========       ==========       ==========       ==========       ==========
Total Return: ...........................          28.34%            6.58%            3.43%           18.66%           17.38%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..     $   19,569       $   20,814       $   20,505       $   16,876       $    4,837
Ratio of expenses to average net assets .           1.40%            1.40%            1.40%            1.40%            1.39%
Ratio of net income (loss) to average
  net assets ............................          (0.46)%          (0.06)%           0.24%            0.23%            0.64%
Portfolio turnover rate .................          46.75%           66.40%           64.81%           62.31%           55.65%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets           1.60%            1.50%            1.56%            1.90%            3.84%
  Ratio of net income (loss) to average
    net assets ..........................          (0.66)%          (0.16)%          (0.08)%          (0.27)%          (1.81)%


----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================


For More Information

    ----------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

    ----------------------------------------------------------------------------

Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
--------------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221
================================================================================

                                 S E L I G M A N
                               -----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                          GLOBAL
                                                                      TECHNOLOGY
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPGT1 5/2000 C1


                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                    ---------


                              Investing Around the

                               World for Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Technology Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

------------------------------------
Technology:

The use of science to create new
products and services. The industry
comprises information technology and
communications, as well as medical,
environmental and biotechnology.
------------------------------------

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Portfolio may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment manager looks for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies it believes display one or more of the following:

     o    Robust growth prospects

     o    High profit margins

     o Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o Unique competitive advantages (e.g., market share, proprietary products)

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.


The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.


PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Stocks of companies in the technology sector, like those in which the Portfolio may invest, have recently experienced a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Portfolio will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolio had previously experienced.


The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of portfolio securities. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                    Year                          Percentage
                    ----                          ----------
                    1997                            19.53%
                    1998                            36.80%
                    1999                           118.80%


              Best quarter return: 56.85% - quarter ended 12/31/99.
             Worst quarter return: -15.54% - quarter ended 9/30/98.


--------------------------------------------------------------------------------

          Class 1 Average Annual Total Returns - Periods Ended 12/31/99


                                                  ONE      SINCE INCEPTION
                                                  YEAR          5/1/96
                                                  ----     ---------------

Seligman Global Technology Portfolio             118.80%     43.07%
MSCI World Index                                  25.34      19.86(1)
Lipper Global Funds Average                       34.52      18.93(1)
Lipper Science & Technology Funds Average        137.64      50.04(1)

The Lipper Global Funds Average, the Lipper Science & Technology Funds Average, and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Funds Average and the Lipper Science & Technology Funds Average exclude the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.


(1) From April 30, 1996.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets as follows: 1.00% on first $2 billion; .95% on next $2 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Prior to March 31, 2000, Henderson Investment Management Limited (HIML) served as a subadviser to the Portfolio. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. For the year ended December 31, 1999, Seligman paid HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee did not affect the fees paid by the Portfolio.


Portfolio Management

The Portfolio is managed by Seligman's Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Managing Director of Seligman, is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997. Mr. Wick also manages the Communications and Information Portfolio of the Fund. Mr. Wick has been a Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick is a Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. He is also a Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund.


Mr. Steven A. Werber, a Vice President of the Fund, is Co-Portfolio Manager of the Portfolio. Mr. Werber joined Seligman on January 10, 2000 as a Senior Vice President. Prior to joining Seligman, Mr. Werber was an Analyst and Portfolio Manager at Fidelity Investments International since 1996. Prior thereto, he was an Associate at Goldman Sachs International from 1992 to 1996. Mr. Werber is also a Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                            Year ended
                                                                            December 31,                     5/1/96+
                                                           -------------------------------------------          to
                                                              1999             1998            1997          12/31/96
                                                           ----------       ----------      ----------      ----------
Per Share Data:*
Net asset value, beginning of period .................     $    13.85       $    10.59      $    10.32      $    10.00
                                                           ----------       ----------      ----------      ----------
Income from investment operations:
  Net investment income (loss) .......................          (0.09)           (0.05)           0.01            --
  Net gains or losses on securities (both
    realized and unrealized) .........................          16.25             3.81            2.15            0.30
  Net gains or losses on foreign currency transactions
    (both realized and unrealized) ...................          (0.04)            0.11           (0.19)           0.10
                                                           ----------       ----------      ----------      ----------
Total from investment operations .....................          16.12             3.87            1.97            0.40
                                                           ----------       ----------      ----------      ----------
Less distributions:
  Dividends from net investment income ...............           --               --             (0.01)           --
  Distributions from capital gains ...................          (2.55)           (0.61)          (1.69)          (0.08)
                                                           ----------       ----------      ----------      ----------
Total distributions ..................................          (2.55)           (0.61)          (1.70)          (0.08)
                                                           ----------       ----------      ----------      ----------
Net asset value, end of period .......................     $    27.42       $    13.85      $    10.59      $    10.32
                                                           ==========       ==========      ==========      ==========
Total Return: ........................................         118.80%           36.80%          19.53%           4.01%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .............     $   22,087       $    6,130      $    3,686      $    1,364
Ratio of expenses to average net assets ..............           1.40%            1.40%           1.40%           1.40%++
Ratio of net income (loss) to average net assets .....          (0.51)%          (0.43)%          0.12%           0.60%++
Portfolio turnover rate ..............................         116.88%           82.27%         167.36%          45.04%
Without management fee waiver
  and expense reimbursement:**
  Ratio of expenses to average net assets ............           1.41%            1.80%           2.10%           4.71%++
  Ratio of net income (loss) to
    average net assets ...............................          (0.52)%          (0.83)%         (0.58)%         (2.71)%++

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of operations.

++   Annualized.

================================================================================


For More Information

    ----------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

    ----------------------------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                  an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.


SEC FILE NUMBER: 811-5221


================================================================================

                                S E L I G M A N
                                ---------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                          GLOBAL
                                                                      TECHNOLOGY
                                                                       PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPGT1 5/2000 C2

                                     [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                              Investing Around the

                               World for Long-Term

                              Capital Appreciation

                                   managed by

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover




                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Global Technology Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

----------------------------------------
Technology:

The use of science to create new
products and services. The industry
comprises information technology and
communications, as well as medical,
environmental and biotechnology.

----------------------------------------

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Portfolio may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment manager looks for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies it believes display one or more of the following:

     o    Robust growth prospects

     o    High profit margins

     o Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o Unique competitive advantages (e.g., market share, proprietary products)

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Stocks of companies in the technology sector, like those in which the Portfolio may invest, have recently experienced a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Portfolio will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolio had previously experienced.


The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of portfolio securities. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.



                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                              Year           Percentage
                              ----           ----------
                              1997             19.53%
                              1998             36.80%
                              1999            118.80%


              Best quarter return: 56.85% - quarter ended 12/31/99.
             Worst quarter return: -15.54% - quarter ended 9/30/98.

--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                   ONE         SINCE INCEPTION
                                                   YEAR             5/1/96
                                                  -------     ------------------
Seligman Global Technology Portfolio              118.80%        43.07%
MSCI World Index                                   25.34         19.86(1)
Lipper Global Funds Average                        34.52         18.93(1)
Lipper Science & Technology Funds Average         137.64         50.04(1)

The Lipper Global Funds Average, the Lipper Science & Technology Funds Average, and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Funds Average and the Lipper Science & Technology Funds Average exclude the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

(1)  From April 30, 1996.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets as follows: 1.00% on first $2 billion; .95% on next $2 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Prior to March 31, 2000, Henderson Investment Management Limited (HIML) served as a subadviser to the Portfolio. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. For the year ended December 31, 1999, Seligman paid HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee did not affect the fees paid by the Portfolio.


Portfolio Management


The Portfolio is managed by Seligman's Technology Group, headed by Mr. Paul H. Wick. Mr. Wick, a Managing Director of Seligman, is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997. Mr. Wick also manages the Communications and Information Portfolio of the Fund. Mr. Wick has been a Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick is a Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. He is also a Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund.


Mr. Steven A. Werber, a Vice President of the Fund, is Co-Portfolio Manager of the Portfolio. Mr. Werber joined Seligman on January 10, 2000 as a Senior Vice President. Prior to joining Seligman, Mr. Werber was an Analyst and Portfolio Manager at Fidelity Investments International since 1996. Prior thereto, he was an Associate at Goldman Sachs International from 1992 to 1996. Mr. Werber is also a Vice President of Seligman Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Global Technology Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                                        Year ended
                                                                                        December 31,                    5/1/96+
                                                                        -----------------------------------------         to
                                                                           1999             1998          1997         12/31/96
                                                                        ----------      ----------     ----------     ----------
Per Share Data:*
Net asset value, beginning of period ................................   $    13.85      $    10.59     $    10.32     $    10.00
                                                                        ----------      ----------     ----------     ----------
Income from investment operations:

  Net investment income (loss) ......................................        (0.09)          (0.05)          0.01             --
  Net gains or losses on securities (both realized and unrealized) ..        16.25            3.81           2.15           0.30
  Net gains or losses on foreign currency transactions
    (both realized and unrealized) ..................................        (0.04)           0.11          (0.19)          0.10
                                                                        ----------      ----------     ----------     ----------
Total from investment operations ....................................        16.12            3.87           1.97           0.40
                                                                        ----------      ----------     ----------     ----------
Less distributions:
  Dividends from net investment income ..............................           --              --          (0.01)            --
  Distributions from capital gains ..................................        (2.55)          (0.61)         (1.69)         (0.08)
                                                                                        ----------     ----------     ----------
Total distributions .................................................        (2.55)          (0.61)         (1.70)         (0.08)
                                                                        ----------      ----------     ----------     ----------
Net asset value, end of period ......................................   $    27.42      $    13.85     $    10.59     $    10.32
                                                                        ==========      ==========     ==========     ==========
Total Return: .......................................................       118.80%          36.80%         19.53%          4.01%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ............................   $   22,087      $    6,130     $    3,686     $    1,364
Ratio of expenses to average net assets .............................         1.40%           1.40%          1.40%          1.40%++
Ratio of net income (loss) to average net assets ....................        (0.51)%         (0.43)%         0.12%          0.60%++
Portfolio turnover rate .............................................       116.88%          82.27%        167.36%         45.04%
Without management fee waiver
  and expense reimbursement:**
  Ratio of expenses to average net assets ...........................         1.41%           1.80%          2.10%          4.71%++
  Ratio of net income (loss) to
    average net assets ..............................................        (0.52)%         (0.83)%        (0.58)%        (2.71)%++


----------
*    Per share amounts are calculated based on average shares outstanding.


** Seligman and Seligman Henderson Co. (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.


+    Commencement of operations.

++   Annualized.

================================================================================


For More Information



     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221


================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.
                                                                        SELIGMAN
                                                                   INTERNATIONAL
                                                                          GROWTH
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPINT1 5/2000 C1


                                    [PHOTO]

                                   Prospectus

                                   May 1, 2000

                                   ----------

                              Investing Around the

                               World for Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman International Growth Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in equity securities of non-US companies. The Portfolio may invest in companies domiciled in any country; however, it typically will not invest in the US or Canada. It generally invests in several countries in different geographic regions.

While the Portfolio may invest in companies of any size, it generally invests in medium to large-sized companies in the principal international markets. It may also invest in companies with lower market capitalization or in smaller regional or emerging markets.

The Portfolio uses a top-down investment style when choosing securities to purchase. This means the investment manager concentrates first on regional and country allocations, then on industry sectors, followed by fundamental analysis of individual companies. The Portfolio's investments are allocated among geographic regions or countries based on such factors as:

     o Relative economic growth potential of the various economies and securities markets

     o Political, financial, and social conditions influencing investment opportunities

     o    Investor sentiment

     o    Prevailing interest rates and expected levels of inflation

     o    Market prices relative to historic averages

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

     o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o A unique competitive advantage (e.g., market share, proprietary products)

     o    Market liquidity

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.


Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                        Year            Percentage
                        ----            ----------
                        1994              1.32%
                        1995             11.34%
                        1996              7.08%
                        1997              8.35%
                        1998             15.81%
                        1999             26.64%

              Best quarter return: 17.81% - quarter ended 12/31/98. Worst quarter return: -16.76% - quarter ended 9/30/98.


--------------------------------------------------------------------------------

          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                             One         Five   Since Inception
                                             Year       Years       5/3/93
                                             -----      -----   ---------------
Seligman International Growth Portfolio      26.64%     13.63%     12.53%
MSCI EAFE Index                              27.30      13.15      12.33(1)
Lipper International Funds Average           39.68      15.47      14.23(1)


The Morgan Stanley Capital International EAFE(Europe, Australasia, Far East) Index (MSCI EAFE Index) and the Lipper International Funds Average are unmanaged benchmarks that assume reinvestment of dividends. The Lipper International Funds Average excludes the effect of sales charges and the MSCI EAFE Index excludes the effect of fees and sales charges.

----------
(1)  From April 30, 1993.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $1 billion; .95% on next $1 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Prior to March 31, 2000, Henderson Investment Management Limited (HIML) served as a subadviser to the Portfolio. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. For the year ended December 31, 1999, Seligman paid HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee did not affect the fees paid by the Portfolio.

Portfolio Management

The Portfolio is managed by Mr. Jack P. Chang, co-leader of Seligman's Global Growth Team.

Mr. Chang joined Seligman on September 20, 1999 as a Managing Director. He is a Vice President of the Fund. Prior to joining Seligman, Mr. Chang was a Senior Vice President and Portfolio Manager at Putnam Investment Management since 1997. Prior thereto, he was a Portfolio Manager with Columbia Management Company from 1993 to 1997, and a Senior Analyst and Portfolio Manager with Scudder, Stevens & Clark from 1989 to 1993. Mr. Chang also co-manages the Global Growth Portfolio of the Fund. Mr. Chang is also a Vice President of Seligman Global Fund Series, Inc. and manages its Seligman International Growth Fund and co-manages its Seligman Global Growth Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                                Year ended December 31,
                                                       ---------------------------------------------------------------------------
                                                          1999             1998            1997            1996            1995
                                                       ----------       ----------      ----------      ----------      ----------

Per Share Data:*
Net asset value, beginning of year ................    $    15.37       $    13.54      $    12.96      $    12.39      $    11.34
                                                       ----------       ----------      ----------      ----------      ----------
Income from investment operations:

  Net investment income (loss) ....................          0.05             0.08            0.03            0.07            0.15
  Net gains or losses on securities (both
  realized and unrealized) ........................          4.59             1.90            2.11            1.13            0.90
  Net gains or losses on
  foreign currency transactions
  (both realized and unrealized) ..................         (0.73)            0.16           (1.06)          (0.32)           0.24
                                                       ----------       ----------      ----------      ----------      ----------
Total from investment operations ..................          3.91             2.14            1.08            0.88            1.29
                                                       ----------       ----------      ----------      ----------      ----------
Less distributions:
  Dividends from net

  investment income ...............................            --            (0.15)          (0.03)          (0.07)          (0.15)
  Distributions from capital gains ................         (2.65)           (0.16)          (0.47)          (0.24)          (0.09)
                                                       ----------       ----------      ----------      ----------      ----------
Total distributions ...............................         (2.65)           (0.31)          (0.50)          (0.31)          (0.24)
                                                       ----------       ----------      ----------      ----------      ----------
Net asset value, end of year ......................    $    16.63       $    15.37      $    13.54      $    12.96      $    12.39
                                                       ==========       ==========      ==========      ==========      ==========
Total Return: .....................................         26.64%           15.81%           8.35%           7.08%          11.34%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ............    $   10,248       $    9,893      $    9,182      $    7,242      $    4,183
Ratio of expenses to average net assets ...........          1.39%            1.40%           1.40%           1.40%           1.35%
Ratio of net income (loss) to average
  net assets ......................................          0.33%            0.52%           0.43%           0.70%           1.01%
Portfolio turnover rate ...........................         79.17%           75.81%          89.43%          48.53%          41.40%
Without management fee waiver and
  expenses reimbursement:**
  Ratio of expenses to average net assets .........          1.66%            1.78%           2.07%           2.30%           3.40%
  Ratio of net income (loss) to
    average net assets ............................          0.06%            0.14%          (0.24)%         (0.20)%         (1.04)%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (subsidiser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.


================================================================================

For More Information



     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864



Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                   INTERNATIONAL
                                                                          GROWTH
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPINTI 5/2000 C2


                                    [PHOTO]

                                   Prospectus

                                   May 1, 2000

                                   ----------

                              Investing Around the

                               World for Long-Term

                              Capital Appreciation


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                       P-1
      Investment Objective                                       P-1
      Principal Investment Strategies                            P-1
      Principal Risks                                            P-2
      Past Performance                                           P-3
      Management of the Fund                                     P-4

Shareholder Information

      Pricing of Fund Shares                                     P-5
      How to Purchase and Sell Shares                            P-5
      Shareholder Servicing and Distribution Arrangements        P-5
      Dividends and Capital Gain Distributions                   P-6
      Taxes                                                      P-6

Financial Highlights                                             P-7

For More Information                                             back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman International Growth Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in equity securities of non-US companies. The Portfolio may invest in companies domiciled in any country; however, it typically will not invest in the US or Canada. It generally invests in several countries in different geographic regions.

While the Portfolio may invest in companies of any size, it generally invests in medium to large-sized companies in the principal international markets. It may also invest in companies with lower market capitalization or in smaller regional or emerging markets.

The Portfolio uses a top-down investment style when choosing securities to purchase. This means the investment manager concentrates first on regional and country allocations, then on industry sectors, followed by fundamental analysis of individual companies. The Portfolio's investments are allocated among geographic regions or countries based on such factors as:

     o Relative economic growth potential of the various economies and securities markets

     o Political, financial, and social conditions influencing investment opportunities

     o    Investor sentiment

     o    Prevailing interest rates and expected levels of inflation

     o    Market prices relative to historic averages

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

     o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

     o    Quality management and equity ownership by executives

     o A unique competitive advantage (e.g., market share, proprietary products)

     o    Market liquidity

     o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may invest up to 15% of its assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Options or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                 Class 1 Annual Total Returns - Calendar Years

                              Year                  Percentage
                              ----                  ----------
                              1994                     1.32%
                              1995                    11.34%
                              1996                     7.08%
                              1997                     8.35%
                              1998                    15.81%
                              1999                    26.64%



              Best quarter return: 17.81% - quarter ended 12/31/98. Worst quarter return: -16.76% - quarter ended 9/30/98.



-------------------------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                       ONE           FIVE         SINCE INCEPTION
                                                       YEAR          YEARS            5/3/93
                                                      -------       -------       ---------------
Seligman International Growth Portfolio                26.64%        13.63%           12.53%
MSCI EAFE Index                                        27.30         13.15            12.33(1)
Lipper International Funds Average                     39.68         15.47            14.23(1)

The Morgan Stanley Capital International EAFE(Europe, Australasia, Far East)
Index (MSCIEAFEIndex) and the Lipper International Funds Average are unmanaged benchmarks that assume reinvestment of dividends. The Lipper International Funds
Average excludes the effect of sales charges and the MSCIEAFEIndex excludes the effect of fees and sales charges.

----------
(1) From April 30, 1993.
-------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $1 billion; .95% on next $1 billion; and .90% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Prior to March 31, 2000, Henderson Investment Management Limited (HIML) served as a subadviser to the Portfolio. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. For the year ended December 31, 1999, Seligman paid HIML a fee for its services in respect of the Portfolio based on the assets under HIML's supervision. This fee did not affect the fees paid by the Portfolio.

Portfolio Management

The Portfolio is managed by Mr. Jack P. Chang, co-leader of Seligman's Global Growth Team.

Mr. Chang joined Seligman on September 20, 1999 as a Managing Director. He is a Vice President of the Fund. Prior to joining Seligman, Mr. Chang was a Senior Vice President and Portfolio Manager at Putnam Investment Management since 1997. Prior thereto, he was a Portfolio Manager with Columbia Management Company from 1993 to 1997, and a Senior Analyst and Portfolio Manager with Scudder, Stevens & Clark from 1989 to 1993. Mr. Chang also co-manages the Global Growth Portfolio of the Fund. Mr. Chang is also a Vice President of Seligman Global Fund Series, Inc. and manages its Seligman International Growth Fund and co-manages its Seligman Global Growth Fund.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS


Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young llp, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       Year ended December 31,
                                                      -------------------------------------------------------------------
                                                         1999           1998          1997          1996          1995
                                                      ----------     ----------    ----------    ----------    ----------
          Per Share Data:*
          Net asset value, beginning of year ......   $    15.37     $    13.54    $    12.96    $    12.39    $    11.34
                                                      ----------     ----------    ----------    ----------    ----------
          Income from investment operations:
            Net investment income (loss) ..........         0.05           0.08          0.03          0.07          0.15
            Net gains or losses on securities (both
            realized and unrealized) ..............         4.59           1.90          2.11          1.13          0.90
            Net gains or losses on
            foreign currency transactions
            (both realized and unrealized) ........        (0.73)          0.16         (1.06)        (0.32)         0.24
                                                      ----------     ----------    ----------    ----------    ----------
          Total from investment operations ........         3.91           2.14          1.08          0.88          1.29
                                                      ----------     ----------    ----------    ----------    ----------
          Less distributions:
            Dividends from net
            investment income .....................           --          (0.15)        (0.03)        (0.07)        (0.15)
            Distributions from capital gains ......        (2.65)         (0.16)        (0.47)        (0.24)        (0.09)
                                                      ----------     ----------    ----------    ----------    ----------
          Total distributions .....................        (2.65)         (0.31)        (0.50)        (0.31)        (0.24)
                                                      ----------     ----------    ----------    ----------    ----------
          Net asset value, end of year ............   $    16.63     $    15.37    $    13.54    $    12.96    $    12.39
                                                      ==========     ==========    ==========    ==========    ==========
          Total Return: ...........................        26.64%         15.81%         8.35%         7.08%        11.34%
          Ratios/Supplemental Data:
          Net assets, end of year (in thousands) ..   $   10,248     $    9,893    $    9,182    $    7,242    $    4,183
          Ratio of expenses to average net assets .         1.39%          1.40%         1.40%         1.40%         1.35%
          Ratio of net income (loss) to average
            net assets ............................         0.33%          0.52%         0.43%         0.70%         1.01%
          Portfolio turnover rate .................        79.17%         75.81%        89.43%        48.53%        41.40%
          Without management fee waiver and
            expense reimbursement:**
            Ratio of expenses to average net assets         1.66%          1.78%         2.07%         2.30%         3.40%
            Ratio of net income (loss) to
              average net assets ..................         0.06%          0.14%        (0.24)%       (0.20)%       (1.04)%

----------
 *   Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (subadviser to the Portfolio until 6/30/98), at their discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information


     ---------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. Seligman & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221
================================================================================

                                S E L I G M A N
                               ----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                      HIGH-YIELD
                                                                            BOND
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPHY1 5/2000 C1


                                     [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                   -----------

                           Seeking to Maximize Current

                               Income by Investing

                           in a Diversified Portfolio

                                of High-Yielding

                                 Corporate Bonds

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman High-Yield Bond Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.


INVESTMENT OBJECTIVE

The Portfolio's objective is to produce maximum current income.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio has a fundamental policy that requires that, except for temporary defensive purposes, it invest at least 80% of the value of its total assets in high-yielding, income-producing corporate bonds.

The Portfolio invests in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes. Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's Investors Service, or BBB or lower by Standard & Poor's Ratings Services). The Portfolio may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 (Rule 144A Securities).

The Portfolio uses a bottom-up security selection process. This means the investment manager concentrates first on individual company fundamentals, before industry considerations. The investment manager then looks at the particular bond characteristics of the securities considered for purchase. In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

     o    Strong operating cash flow and margins

     o    Improving financial ratios (i.e., creditworthiness)

     o    Leadership in market share or other competitive advantage

     o    Superior management

     o    Attractive relative pricing

The Portfolio will generally sell a security if the investment manager believes that the company displays deteriorating cash flows, an ineffective management team, or an unattractive relative valuation.

The Portfolio may invest up to 20% of its total assets in a range of high-yield, medium and lower quality corporate notes; short-term money market instruments, including certificates of deposit of FDIC member banks having total assets of more than $1 billion; bankers' acceptances and interest-bearing savings or time deposits of such banks; prime commercial paper; securities issued, guaranteed, or insured by the US Government, its agencies or instrumentalities; and other income-producing cash items, including repurchase agreements.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). Rule 144A Securities deemed to be liquid by the investment manager are not included in this limitation. The Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers. In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment-grade preferred stock. While the Portfolio favors cash-paying bonds over deferred pay securities, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional bonds).

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will acheive its objective.

PRINCIPAL RISKS

The Portfolio's net asset value, yield and total return will fluctuate with fluctuations in the yield and market value of the individual securities held by the Portfolio. The types of securities in which the Portfolio invests are generally subject to higher volatility in yield and market value than securities of higher quality. Factors that may affect the performance of the securities held by the Portfolio are discussed below.

Higher-yielding, higher-risk, medium and lower quality corporate bonds and notes, like the securities in which the Portfolio invests, are subject to greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected, like all fixed-income securities, by market conditions relating to changes in prevailing interest rates. However, the value of lower rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality.

Lower-rated and unrated corporate bonds and notes are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling its securities.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

"Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than income-bearing securities. Fluctuations in the market prices of these securities owned by the Portfolio will result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio. Additionally, because they do not pay current income, they will detract from the Portfolio's objective of producing maximum current income.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                    Year                          Percentage
                    ----                          ----------

                    1996                            14.62%
                    1997                            15.09%
                    1998                             1.02%
                    1999                            -0.75%


               Best quarter return: 6.28% - quarter ended 6/30/97.
              Worst quarter return: -2.94% - quarter ended 9/30/99.


--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                     ONE      SINCE INCEPTION
                                                     YEAR         5/1/95
                                                    ------    ---------------
Seligman High-Yield Bond Portfolio                  -0.75%        7.80%
Merrill Lynch High Yield Master Index                1.57         8.42 (1)
Lipper High Current Yield Funds Average              4.50         8.56 (1)

The Lipper High Current Yield Funds Average and the Merrill Lynch High Yield Master Index are unmanaged benchmarks that assume investment of dividends and exclude the effect of fees or sales charges.


----------
(1) From April 30, 1995.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .50% of the average daily net assets of the Portfolio.


Portfolio Management

The Portfolio is managed by the Seligman High-Yield Team, headed by Mr. Daniel
J. Charleston. Mr. Charleston, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Charleston joined Seligman in 1987 as an Assistant Portfolio Manager and became a Managing Director in January 1996. Mr. Charleston also manages Seligman High-Yield Bond Series, a series of Seligman High Income Fund Series.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                      Year ended December 31,                           5/1/95+
                                                   -------------------------------------------------------------           to
                                                      1999             1998             1997             1996           12/31/95
                                                   ----------       ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of period .........     $    10.87       $    11.87       $    11.19       $    10.50       $    10.00
                                                   ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) ...............           1.19             1.11             0.91             0.77             0.22
  Net gains or losses on securities (both
  realized and unrealized) ...................          (1.27)           (0.99)            0.78             0.77             0.52
                                                   ----------       ----------       ----------       ----------       ----------
Total from investment operations .............          (0.08)            0.12             1.69             1.54             0.74
                                                   ----------       ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net
  investment income ..........................          (1.20)           (1.11)           (0.90)           (0.77)           (0.22)
  Distributions from capital gains ...........             --            (0.01)           (0.11)           (0.08)           (0.02)
                                                   ----------       ----------       ----------       ----------       ----------
Total distributions ..........................          (1.20)           (1.12)           (1.01)           (0.85)           (0.24)
                                                   ----------       ----------       ----------       ----------       ----------
Net asset value, end of period ...............     $     9.59       $    10.87       $    11.87       $    11.19       $    10.50
                                                   ==========       ==========       ==========       ==========       ==========
Total Return: ................................          (0.75)%           1.02%           15.09%           14.62%            7.37%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .....     $   26,892       $   32,253       $   23,268       $   11,176       $    3,009
Ratio of expenses to average net assets ......           0.70%            0.70%            0.70%            0.70%            0.70%++
Ratio of net income (loss) to average
  net assets .................................          10.33%            9.60%            9.61%            9.77%            7.46%++
Portfolio turnover rate ......................          57.05%           43.13%           74.54%          117.01%           67.55%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets ....           0.77%            0.74%            0.79%            0.88%            4.38%++
  Ratio of net income (loss) to
  average net assets .........................          10.26%            9.56%            9.52%            9.59%            3.78%++

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of operations.

++   Annualized.

================================================================================


For More Information


     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ---------------------------------------------------------------------------



                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864



Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                      HIGH-YIELD
                                                                  BOND PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPHY1 5/2000 C2


                                    [PHOTO]


                                   PROSPECTUS

                                  MAY 1, 2000

                                    -------

                           Seeking to Maximize Current

                               Income by Investing

                           in a Diversified Portfolio

                                of High-Yielding

                                Corporate Bonds

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

   Overview of the Fund                                               P-1
   Investment Objective                                               P-1
   Principal Investment Strategies                                    P-1
   Principal Risks                                                    P-2
   Past Performance                                                   P-3
   Management of the Fund                                             P-4

Shareholder Information

   Pricing of Fund Shares                                             P-5
   How to Purchase and Sell Shares                                    P-5
   Shareholder Servicing and Distribution Arrangements                P-5
   Dividends and Capital Gain Distributions                           P-6
   Taxes                                                              P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



                                    [PHOTO]



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND


Seligman Portfolios, Inc. (the Fund) consists of 15 separateportfolios. This Prospectus contains information about Seligman High-Yield Bond Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is to produce maximum current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio has a fundamental policy that requires that, except for temporary defensive purposes, it invest at least 80% of the value of its total assets in high-yielding, income-producing corporate bonds.

The Portfolio invests in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes. Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's Investors Service or BBB or lower by Standard & Poor's Ratings Services). The Portfolio may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 (Rule 144A Securities).

The Portfolio uses a bottom-up security selection process. This means the investment manager concentrates first on individual company fundamentals, before industry considerations. The investment manager then looks at the particular bond characteristics of the securities considered for purchase. In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

     o    Strong operating cash flow and margins

     o    Improving financial ratios (i.e., creditworthiness)

     o    Leadership in market share or other competitive advantage

     o    Superior management

     o    Attractive relative pricing

The Portfolio will generally sell a security if the investment manager believes that the company displays deteriorating cash flows, an ineffective management team, or an unattractive relative valuation.

The Portfolio may invest up to 20% of its total assets in a range of high-yield, medium and lower quality corporate notes; short-term money market instruments, including certificates of deposit of FDIC member banks having total assets of more than $1 billion; bankers' acceptances and interest-bearing savings or time deposits of such banks; prime commercial paper; securities issued, guaranteed, or insured by the US Government, its agencies or instrumentalities; and other income-producing cash items, including repurchase agreements.


The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). Rule 144A Securities deemed to be liquid by the investment manager are not included in this limitation. The Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers. In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment-grade preferred stock. While the Portfolio favors cash-paying bonds over deferred pay securities, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional bonds).

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

The Portfolio's net asset value, yield and total return will fluctuate with fluctuations in the yield and market value of the individual securities held by the Portfolio. The types of securities in which the Portfolio invests are generally subject to higher volatility in yield and market value than securities of higher quality. Factors that may affect the performance of the securities held by the Portfolio are discussed below.

Higher-yielding, higher-risk, medium and lower quality corporate bonds and notes, like the securities in which the Portfolio invests, are subject to greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected, like all fixed-income securities, by market conditions relating to changes in prevailing interest rates. However, the value of lower rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality.

Lower-rated and unrated corporate bonds and notes are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling its securities.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

"Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than income-bearing securities. Fluctuations in the market prices of these securities owned by the Portfolio will result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio. Additionally, because they do not pay current income, they will detract from the Portfolio's objective of producing maximum current income.


The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Portfolio's expenses.

Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                            Year       Percentage
                            ----       ----------

                            1996         14.62%
                            1997         15.09%
                            1998          1.02%
                            1999         -0.75%

               Best quarter return: 6.28% - quarter ended 6/30/97.
              Worst quarter return: -2.94% - quarter ended 9/30/99.


--------------------------------------------------------------------------------

          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                  ONE         SINCE INCEPTION
                                                  YEAR             5/1/95
                                                 -------     -------------------
Seligman High-Yield Bond Portfolio               -0.75%            7.80%
Merrill Lynch High Yield Master Index             1.57             8.42(1)
Lipper High Current Yield Funds Average           4.50             8.56(1)

The Lipper High Current Yield Funds Average and the Merrill Lynch High Yield Master Index are unmanaged benchmarks that assume investment of dividends and exclude the effect of fees or sales charges.

(1) From April 30, 1995.


--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .50% of the average daily net assets of the Portfolio.

Portfolio Management

The Portfolio is managed by the Seligman High-Yield Team, headed by Mr. Daniel
J. Charleston. Mr. Charleston, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Mr. Charleston joined Seligman in 1987 as an Assistant Portfolio Manager and became a Managing Director in January 1996. Mr. Charleston also manages Seligman High-Yield Bond Series, a series of Seligman High Income Fund Series.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                 Year ended December 31,                                5/1/95+
                                                   -------------------------------------------------------------           to
                                                     1999             1998             1997             1996            12/31/95
                                                   ----------       ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of period .........     $    10.87       $    11.87       $    11.19       $    10.50       $    10.00
                                                   ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) ...............           1.19             1.11             0.91             0.77             0.22
  Net gains or losses on securities (both
  realized and unrealized) ...................          (1.27)           (0.99)            0.78             0.77             0.52
                                                   ----------       ----------       ----------       ----------       ----------
Total from investment operations .............          (0.08)            0.12             1.69             1.54             0.74
                                                   ----------       ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net
  investment income ..........................          (1.20)           (1.11)           (0.90)           (0.77)           (0.22)
  Distributions from capital gains ...........             --            (0.01)           (0.11)           (0.08)           (0.02)
                                                   ----------       ----------       ----------       ----------       ----------
Total distributions ..........................          (1.20)           (1.12)           (1.01)           (0.85)           (0.24)
                                                   ----------       ----------       ----------       ----------       ----------
Net asset value, end of period ...............     $     9.59       $    10.87       $    11.87       $    11.19       $    10.50
                                                   ==========       ==========       ==========       ==========       ==========
Total Return: ................................          (0.75)%           1.02%           15.09%           14.62%            7.37%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .....     $   26,892       $   32,253       $   23,268       $   11,176       $    3,009
Ratio of expenses to average net assets ......           0.70%            0.70%            0.70%            0.70%            0.70%++
Ratio of net income (loss) to average
  net assets .................................          10.33%            9.60%            9.61%            9.77%            7.46%++
Portfolio turnover rate ......................          57.05%           43.13%           74.54%          117.01%           67.55%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets ....           0.77%            0.74%            0.79%            0.88%            4.38%++
  Ratio of net income (loss) to
  average net assets .........................          10.26%            9.56%            9.52%            9.59%            3.78%++

----------
 * Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

 + Commencement of operations.

++ Annualized.

================================================================================

For More Information


     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------

                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                              J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER:  811-5221

================================================================================

                                S E L I G M A N
                                ---------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                INCOME PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPIN1 5/2000 C1

                                     [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                           Seeking High Current Income

                          Consistent with Prudent Risk

                               and Improvement of

                          Income Over the Longer Term

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objectives                                           P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Income Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVES

The Portfolio's objectives are high current income consistent with what is believed to be prudent risk of capital and the possibility of improvement in income over time.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio invests at least 80% of its assets in income-producing securities. The Portfolio has a fundamental policy that, at all times, it must invest at least 25% of the value of its gross assets in cash, bonds and/or preferred stocks.

Subject to these requirements, the Portfolio may invest in many different types of securities. Income-producing securities in which the Portfolio may invest include money market instruments, fixed-income securities (such as notes, bonds, debentures, and preferred stock), US Government securities, collateralized mortgage obligations, senior securities convertible into common stocks, common stocks, and American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent securities of foreign issuers. Securities are carefully selected in light of the Portfolio's investment objectives are are diversified among many different types of securities and market sectors.

The Portfolio allocates its assets between equity securities and fixed-income securities. If equity valuations become excessive, then the Portfolio will invest more of its assets in fixed-income securities.

Equity securities are chosen for purchase by the Portfolio using a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Portfolio maintains a disciplined investment process that focuses on downside risk as well as upside potential. The Portfolio seeks to purchase strong, well-managed companies, generally large US companies, which have the potential for solid earnings growth and dividend increases. The investment manager looks to identify companies that it believes offer attractive dividend yields relative to the market and, typically, that display relatively low valuations.

Fixed-income securities are chosen for purchase by the Portfolio using a method that combines macro analysis of the fixed-income with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value) and total return opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objectives. The Portfolio's objectives and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objectives.


There is no guarantee that the Portfolio will achieve its objectives.

PRINCIPAL RISKS

A significant portion of the Portfolio's assets is generally invested in common stocks. Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net assets value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

While the Portfolio maintains exposure to varied industry sectors over the longer term, it may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Stocks of large US companies, like those in which the Portfolio may invest, have experienced an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Portfolio's yield, net asset value, and total return.


The portion of the Portfolio's assets that are invested in fixed-income securities will be subject to interest rate risk and credit risk, as discussed below.

Changes in market interest rates will affect the value of the fixed-income securities held by the Portfolio. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. Long-term securities are generally more sensitive to changes in interest rates, and, therefore, subject to a greater degree of market price volatility. Changes in the value of the fixed-income securities held by the Portfolio may affect the Portfolio's net asset value. The extent to which the Portfolio is affected will depend on the percentage of the Portfolio's assets that is invested in fixed-income securities and the duration of the securities held.

A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that are downgraded, or default on payment, its performance could be negatively affected.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                  Class 1 Annual Total Returns - Calendar Years


  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                              Year           Percentage
                              ----           ----------

                              1990             -6.10%
                              1991             30.89%
                              1992             15.72%
                              1993             12.37%
                              1994             -5.96%
                              1995             17.98%
                              1996              6.66%
                              1997             14.02%
                              1998              7.76%
                              1999              2.87%

              Best quarter return: 11.26% - quarter ended 3/31/91. Worst quarter return: -9.94% - quarter ended 9/30/90.

--------------------------------------------------------------------------------
           Class 1 Average Annual Total Returns - Years Ended 12/31/99

                                                  ONE         FIVE         TEN
                                                  YEAR        YEARS       YEARS
                                                 -------     -------     -------
Seligman Income Portfolio                          2.87%       9.72%       9.10%
S&P 500 Index                                     21.04       28.55       18.21
Lehman Brothers Aggregate Bond Index              -0.82        7.73        7.70
Lipper Income Funds Average                        4.99       12.62       10.24

The Lipper Income Funds Average, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged benchmarks that assume investment of dividends. The Lipper Income Funds Average excludes the effect of sales charges. The S&P 500 Index and the Lehman Brothers AggregateBond Index exclude the effect of fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objectives and strategies, and administers the Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Growth and Income Team, headed by Mr. Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages the Common Stock Portfolio of the Fund; and he manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Mr. Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Portfolio. Mr. Collins joined Seligman in 1992 as an Investment Associate, and was named a Vice-President, Investment Officer in January 1995. Mr. Collins also co-manages the Common Stock Portfolio of the Fund; and he co-manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                                 Year ended December 31,
                                                     -----------------------------------------------------------------------------
                                                        1999            1998             1997             1996             1995
                                                     ----------      ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of year .............     $    11.01      $    10.80       $    10.52       $    10.56       $     9.97
                                                     ----------      ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) .................           0.53            0.45             0.56             0.58             0.60
  Net gains or losses on securities (both
  realized and unrealized) .....................          (0.23)           0.38             0.91             0.13             1.19
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations ...............           0.30            0.83             1.47             0.71             1.79
                                                     ----------      ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net
  investment income ............................          (0.52)          (0.46)           (0.55)           (0.58)           (0.60)
  Distributions from capital gains .............          (0.88)          (0.16)           (0.64)           (0.17)           (0.60)
                                                     ----------      ----------       ----------       ----------       ----------
Total distributions ............................          (1.40)          (0.62)           (1.19)           (0.75)           (1.20)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of year ...................     $     9.91      $    11.01       $    10.80       $    10.52       $    10.56
                                                     ==========       ==========       ==========      ==========       ==========
Total Return: ..................................           2.87%           7.76%           14.02%            6.66%           17.98%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .........     $    8,595      $   14,582       $   13,835       $   13,717       $   12,619
Ratio of expenses to average net assets ........           0.60%           0.60%            0.60%            0.59%            0.60%
Ratio of net income (loss) to average
  net assets ...................................           3.62%           3.94%            4.71%            5.37%            5.55%
Portfolio turnover rate ........................          75.08%          70.45%           96.99%           19.59%           51.22%
Without management fee waiver and expense
  reimbursement.**
Ratio of expenses to average net assets ........           0.72%           0.61%            0.63%                             0.62%
Ratio of net income (loss)
  to average net assets ........................           3.50%           3.93%            4.68%                             5.53%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

================================================================================

For More Information



     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.

                                                                        SELIGMAN
                                                                          INCOME
                                                                       PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPIN1 5/2000 C2


                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                   ----------

                           Seeking High Current Income

                          Consistent with Prudent Risk

                               and Improvement of

                             Income Over the Longer Term

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objectives                                           P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover




                                     [PHOTO]

TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Income Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVES

The Portfolio's objectives are high current income consistent with what is believed to be prudent risk of capital and the possibility of improvement in income over time.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio invests at least 80% of its assets in income-producing securities. The Portfolio has a fundamental policy that, at all times, it must invest at least 25% of the value of its gross assets in cash, bonds and/or preferred stocks.

Subject to these requirements, the Portfolio may invest in many different types of securities. Income-producing securities in which the Portfolio may invest include money market instruments, fixed-income securities (such as notes, bonds, debentures, and preferred stock), US Government securities, collateralized mortgage obligations, senior securities convertible into common stocks, common stocks, and American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent securities of foreign issuers. Securities are carefully selected in light of the Portfolio's investment objectives are are diversified among many different types of securities and market sectors.

The Portfolio allocates its assets between equity securities and fixed-income securities. If equity valuations become excessive, then the Portfolio will invest more of its assets in fixed-income securities.

Equity securities are chosen for purchase by the Portfolio using a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Portfolio maintains a disciplined investment process that focuses on downside risk as well as upside potential. The Portfolio seeks to purchase strong, well-managed companies, generally large US companies, which have the potential for solid earnings growth and dividend increases. The investment manager looks to identify companies that it believes offer attractive dividend yields relative to the market and, typically, that display relatively low valuations.

Fixed-income securities are chosen for purchase by the Portfolio using a method that combines macro analysis of the fixed-income with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value) and total return opportunities.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objectives. The Portfolio's objectives and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objectives.


There is no guarantee that the Portfolio will achieve its objectives.

PRINCIPAL RISKS

A significant portion of the Portfolio's assets is generally invested in common stocks. Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net assets value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

While the Portfolio maintains exposure to varied industry sectors over the longer term, it may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.


Stocks of large US companies, like those in which the Portfolio may invest, have experienced an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Portfolio's yield, net asset value, and total return.


The Portion of the Portfolio's assets that are invested in fixed-income securities will be subject to interest rate risk and credit risk, as discussed below.

Changes in market interest rates will affect the value of the fixed-income securities held by the Portfolio. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. Long-term securities are generally more sensitive to changes in interest rates, and, therefore, subject to a greater degree of market price volatility. Changes in the value of the fixed-income securities held by the Portfolio may affect the Portfolio's net asset value. The extent to which the Portfolio is affected will depend on the percentage of the Portfolio's assets that is invested in fixed-income securities and the duration of the securities held.

A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that are downgraded, or default on payment, its performance could be negatively affected.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the-counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE


Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total returns presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.



                  Class 1 Annual Total Returns - Calendar Years

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                          Year        Percentage
                          ----        ----------
                          1990          -6.10%
                          1991          30.89%
                          1992          15.72%
                          1993          12.37%
                          1994          -5.96%
                          1995          17.98%
                          1996           6.66%
                          1997          14.02%
                          1998           7.76%
                          1999           2.87%


              Best quarter return: 11.26% - quarter ended 3/31/91. Worst quarter return: -9.94% - quarter ended 9/30/90.

--------------------------------------------------------------------------------

           Class 1 Average Annual Total Returns - Years Ended 12/31/99

                                                  ONE          FIVE        TEN
                                                  YEAR         YEARS      YEARS
                                                 -------      -------    -------

Seligman Income Portfolio                          2.87%       9.72%       9.10%
S&P 500 Index                                     21.04       28.55       18.21
Lehman Brothers Aggregate Bond Index              -0.82        7.73        7.70
Lipper Income Funds Average                        4.99       12.62       10.24

The Lipper Income Funds Average, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged benchmarks that assume investment of dividends. The Lipper Income Funds Average excludes the effect of sales charges. The S&P 500 Index and the Lehman Brothers Aggregate Bond Index exclude the effect of fees and sales charges.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objectives and strategies, and administers the Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.


The Portfolio pays Seligman a management fee for its services, equal to an annual rate of .40% of the average daily net assets of the Portfolio.

Portfolio Management


The Portfolio is managed by the Seligman Growth and Income Team, headed by Mr. Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages the Common Stock Portfolio of the Fund; and he manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Mr. Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Portfolio. Mr. Collins joined Seligman in 1992 as an Investment Associate and was named a Vice-President, Investment Officer in January 1995. Mr. Collins also co-manages the Common Stock Portfolio of the Fund; and he co-manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., and Tri-Continental Corporation.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS


Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the past five years. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young llp, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.



                                                                       Year ended December 31,
                                                -----------------------------------------------------------------------------
                                                   1999           1998             1997             1996             1995
                                                ----------      ----------       ----------       ----------       ----------
Per Share Data:*
Net asset value, beginning of year ........     $    11.01      $    10.80       $    10.52       $    10.56       $     9.97
                                                ----------      ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income (loss) ............           0.53            0.45             0.56             0.58             0.60
  Net gains or losses on securities (both
  realized and unrealized) ................          (0.23)           0.38             0.91             0.13             1.19
                                                ----------      ----------       ----------       ----------       ----------
Total from investment operations ..........           0.30            0.83             1.47             0.71             1.79
                                                ----------      ----------       ----------       ----------       ----------
Less distributions:
  Dividends from net
  investment income .......................          (0.52)          (0.46)           (0.55)           (0.58)           (0.60)
  Distributions from capital gains ........          (0.88)          (0.16)           (0.64)           (0.17)           (0.60)
                                                ----------      ----------       ----------       ----------       ----------
Total distributions .......................          (1.40)          (0.62)           (1.19)           (0.75)           (1.20)
                                                ----------      ----------       ----------       ----------       ----------
Net asset value, end of year ..............     $     9.91      $    11.01       $    10.80       $    10.52       $    10.56
                                                ==========      ==========       ==========       ==========       ==========
Total Return: .............................           2.87%           7.76%           14.02%            6.66%           17.98%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....     $    8,595      $   14,582       $   13,835       $   13,717       $   12,619
Ratio of expenses to average net assets ...           0.60%           0.60%            0.60%            0.59%            0.60%
Ratio of net income (loss) to average
  net assets ..............................           3.62%           3.94%            4.71%            5.37%            5.55%
Portfolio turnover rate ...................          75.08%          70.45%           96.99%           19.59%           51.22%
Without management fee waiver and expense
  reimbursement:**
  Ratio of expenses to average net assets .           0.72%           0.61%            0.63%                             0.62%
  Ratio of net income (loss)
    to average net assets .................           3.50%           3.93%            4.68%                             5.53%

----------
 *   Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. There is no assurance that Seligman will continue this policy in the future.

For More InformationSeligman , Inc.



     ------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
     ------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [Logo}

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

                                 S E L I G M A N
                               -----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                       LARGE-CAP
                                                                          GROWTH
                                                                       PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPLCG1 5/2000 C1


                                     [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                     ------

                               Seeking Longer-Term

                             Growth in Capital Value

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-2
      Management of the Fund                                          P-3

Shareholder Information

      Pricing of Fund Shares                                          P-4
      How to Purchase and Sell Shares                                 P-4
      Dividends and Capital Gain Distributions                        P-4
      Taxes                                                           P-4

Financial Highlights                                                  P-5

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Large-Cap Growth Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.


INVESTMENT OBJECTIVE

The Portfolio's objective is longer-term growth in capital value.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of large US companies, selected for their growth prospects. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet. The investment manager favors a low ratio of debt to total capital. In selecting individual securities for investment, the investment manager then looks to identify large companies that it believes display one or more of the following:

     o    Proven track record

     o    Strong management

     o    Multiple product lines

     o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

     o    Positive supply and demand outlook for its industry

-----------------------------

Large Companies:

Companies with market
capitalizations, at the time
of purchase by the
Portfolio, of $5 billion or
more.

-----------------------------

The investment manager also looks at the forecasted earnings of a company to determine if it has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).


Although the Portfolio generally concentrates its investments in common stocks, it may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer opportunities for growth in capital value.


The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Fund's Board of Directors may change the parameters by which "large companies" are defined if it concludes such a change is appropriate.


There is no guarantee that the Portfolio will achieve its objective.


PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PAST PERFORMANCE

The Portfolio commenced operations on May 1, 1999 and has not completed a full calendar year's performance. Therefore, no performance information is provided for the Portfolio.

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: .70% on first $1 billion; .65% on next $1 billion; and .60% therafter. For the period ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of .70% of its average daily net assets.



Portfolio Management


The Portfolio is managed by Ms. Marion S. Schultheis, co-head of Seligman's Global Growth Team. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Capital Portfolio and co-manages the Global Growth Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Global Growth Fund, a series of Seligman Global Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                               5/1/99+
                                                 to
                                              12/31/99
                                              ---------
Per Share Data:*
Net asset value, beginning of period ....     $   10.00
                                              ---------
Income from investment operations:
  Net investment income (loss) ..........            --
  Net gains or losses on securities (both
  realized and unrealized) ..............          2.16
                                              ---------
Total from investment operations ........          2.16
                                              ---------
Less distributions:
  Dividends from net
  investment income .....................            --
  Distributions from capital gains ......            --
                                              ---------
Total distributions .....................            --
                                              ---------
Net asset value, end of period ..........     $   12.16
                                              =========
Total Return: ...........................         21.60%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $   3,668
Ratio of expenses to average net assets .          0.70%++
Ratio of net income (loss) to average
  net assets ............................         (0.03)%++
Portfolio turnover rate .................         56.69%
Without management fee waiver and expense
  reimbursement:**
  Ratio of expenses to average net assets           1.52%++
  Ratio of net income (loss) to
  average net assets ..................           (0.85)%++

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the period presented. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of operations.

++   Annualized.

================================================================================


For More Information



    ----------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

    ----------------------------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221


================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                       LARGE-CAP
                                                                          GROWTH
                                                                       PORTFOLIO

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPLCG1 5/2000 C2
                                    [PHOTO]

                                   PROSPECTUS

                                   May 1, 2000

                                    --------

                               Seeking Longer-Term

                             Growth in Capital Value

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                 ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-2
      Management of the Fund                                          P-3

Shareholder Information


      Pricing of Fund Shares                                          P-4
      How to Purchase and Sell Shares                                 P-4
      Shareholder Servicing and Distribution Arrangements             P-4
      Dividends and Capital Gain Distributions                        P-5
      Taxes                                                           P-5


Financial Highlights                                                  P-6

For More Information                                                  back cover


                                    [PHOTO]


 TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Large-Cap Growth Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is longer-term growth in capital value.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of large US companies, selected for their growth prospects. The investment manager chooses common stocks for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet. The investment manager favors a low ratio of debt to total capital. In selecting individual securities for investment, the investment manager then looks to identify large companies that it believes display one or more of the following:

------------------------------------------
Large Companies:

Companies with market capitalizations,
at the time of purchase by the Portfolio,
of $5 billion or more.
------------------------------------------

     o    Proven track record

     o    Strong management

     o    Multiple product lines

     o Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings)

     o    Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company to determine if it has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

Although the Portfolio generally concentrates its investments in common stocks, it may also invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer opportunities for growth in capital value.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Fund's Board of Directors may change the parameters by which "large companies" are defined if it concludes such a change is appropriate.


There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. The Portfolio may, however, invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

Foreign securities or illiquid securities in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Portfolio's expenses.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The Portfolio commenced operations on May 1, 1999 and has not completed a full calendar year of performance. Therefore, no performance information is provided for the Portfolio.

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: .70% on first $1 billion; .65% on next $1 billion; and .60% therafter. For the period ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of .70% of its average daily net assets.


Portfolio Management


The Portfolio is managed by Ms. Marion S. Schultheis, co-head of Seligman's Global Growth Team. Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Capital Portfolio and co-manages the Global Growth Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Global Growth Fund, a series of Seligman Global Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                               5/1/99+
                                                                 to
                                                              12/31/99
                                                              --------
          Per Share Data:*
          Net asset value, beginning of period ............   $   10.00
                                                              ---------
          Income from investment operations:

            Net investment income (loss) ..................          --
            Net gains or losses on securities (both
            realized and unrealized) ......................        2.16
                                                              ---------
          Total from investment operations ................        2.16
                                                              ---------
          Less distributions:
            Dividends from net

            investment income .............................          --
            Distributions from capital gains ..............          --
                                                              ---------
          Total distributions .............................          --
                                                              ---------
          Net asset value, end of period ..................   $   12.16
                                                              =========
          Total Return: ...................................       21.60%

          Ratios/Supplemental Data:
          Net assets, end of period (in thousands) ........   $   3,668
          Ratio of expenses to average net assets .........        0.70%++
          Ratio of net income (loss) to average
            net assets ....................................       (0.03)%++
          Portfolio turnover rate .........................       56.69%
          Without management fee waiver and expense
            reimbursement:**
            Ratio of expenses to average net assets .......        1.52%++
            Ratio of net income (loss) to
              average net assets ..........................       (0.85)%++

----------
 * Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the period presented. There is no assurance that Seligman will continue this policy in the future.

 + Commencement of operations.

++ Annualized.

================================================================================

For More Information


    ----------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
    ----------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221
================================================================================

                                S E L I G M A N
                                ---------------
                                PORTFOLIOS, INC.



                                                                        SELIGMAN
                                                                       LARGE-CAP
                                                                           VALUE
                                                                       PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.


SPLCV1 5/2000 C1


                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                   -----------

                                A Value Approach

                              to Seeking Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Large-Cap Value Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.


INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Portfolio.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:


---------------------------------

Value Companies:

Those companies believed by the
investment manager to be
undervalued, either historically,
by the market, or by their peers.

---------------------------------


     o    A low price-to-earnings and/or low price-to-book ratio

     o    Positive change in senior management

     o    Positive corporate restructuring

     o    Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Portfolio invests primarily in equity-related securities of domestic issuers. These securities may include common stock, preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.


PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE


The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares over the periods compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Class 1 annual total return presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                   Class 1 Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


                    Year                     Percentage
                    ----                     ----------
                    1999                       -2.76%



               Best quarter return: 10.38% - quarter ended 6/30/99. Worst quarter return: -14.99% - quarter ended 9/30/99.


--------------------------------------------------------------------------------

          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                    ONE        SINCE INCEPTION
                                                    YEAR           5/1/98
                                                   ------      ---------------
Seligman Large-Cap Value Portfolio                 -2.76%          -1.82%
S&P 500 Index                                      21.04           19.77(1)
Russell 1000 Value Index                            7.35            6.12(1)
Russell 1000 Index                                 20.91           19.20(1)

The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Russell 1000 Value Index and the Russell 1000 Index are unmanaged benchmarks that assume the reinvestment of dividends and exclude the effect of fees and sales charges.

In the future, the Portfolio will no longer be compared to the Russell 1000 Index, as it measures the performance of 1,000 widely held large capitalization stocks. Instead, the Portfolio will be compared to the Russell 1000 Value Index, which the investment manager believes is a more appropriate benchmark because it measures the performance of large-cap value stocks, and the Portfolio invests primarily in these types of stocks. Therefore, the Portfolio will continue to be compared to the Russell 1000 Value Index and the S&P 500 Index.

----------
(1) From April 30, 1998.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: .80% on first $500 million; .70% on next $500 million; and .60% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of .80% of its average daily net assets.



Portfolio Management


The Portfolio is managed by the Seligman Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen joined Seligman in January 1998 as a Managing Director. He is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also manages the Seligman Small-Cap Value Portfolio of the Fund; and he manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Mr. Richard S. Rosen co-manages the Portfolio. Mr. Rosen joined Seligman in January 1998 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also co-manages the Seligman Small-Cap Value Portfolio of the Fund; and he co-manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.


TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                              Year ended        5/1/98+
                                              December 31,        to
                                                 1999          12/31/98
                                              ---------       ---------
Per Share Data:*
Net asset value, beginning of period ....      $   9.66        $  10.00
                                              ---------       ---------
Income from investment operations:

  Net investment income (loss) ..........          0.10            0.04
  Net gains or losses on securities (both
  realized and unrealized) ..............         (0.37)          (0.07)
                                              ---------       ---------
Total from investment operations ........         (0.27)          (0.03)
                                              ---------       ---------
Less distributions:
  Dividends from net
  investment income .....................         (0.11)          (0.04)
  Distributions from capital gains ......            --           (0.27)
                                              ---------       ---------
Total distributions .....................         (0.11)          (0.31)
                                              ---------       ---------
Net asset value, end of period ..........      $   9.28        $   9.66
                                              =========       =========
Total Return: ...........................         (2.76)%         (0.26)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)       $  5,758        $  3,845
Ratio of expenses to average net assets .          0.80%           0.80%++
Ratio of net income (loss) to average
  net assets ............................          1.18%           1.11%++
Portfolio turnover rate .................         28.01%          65.82%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets          1.13%           2.24%++
  Ratio of net income (loss) to
    average net assets ..................          0.85%          (0.33)%++


----------

*    Per share amounts are calculated based on average shares outstanding.


** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of operations.


++   Annualized.

================================================================================

For More Information


    ----------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

    ----------------------------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864



Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221
================================================================================

                                 S E L I G M A N
                               -----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                       LARGE-CAP VALUE PORTFOLIO



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPLCV1 5/2000 C2

                                    [PHOTO]


                                   PROSPECTUS

                                   MAY 1, 2000

                                    -------

                                A Value Approach

                              to Seeking Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents


The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Large-Cap Value Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Portfolio. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

          o    A low price-to-earnings and/or low price-to-book ratio

          o    Positive change in senior management

          o    Positive corporate restructuring

          o    Temporary setback in price due to factors that no longer exist

-------------------------------------
Value Companies:

Those companies believed by the
investment manager to be undervalued,
either historically, by the market,
or by their peers.
-------------------------------------

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Portfolio invests primarily in equity-related securities of domestic issuers. These securities may include common stock, preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares over the periods compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.


Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total return presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


                   Class 1 Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                              Year     Percentage
                              ----     ----------

                              1999       -2.76%

              Best quarter return: 10.38% - quarter ended 6/30/99.
             Worst quarter return: -14.99% - quarter ended 9/30/99.

--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                   ONE         SINCE INCEPTION
                                                   YEAR             5/1/98
                                                  -------     ------------------

Seligman Large-Cap Value Portfolio                  -2.76%        -1.82%
S&P 500 Index                                       21.04         19.77(1)
Russell 1000 Value Index                             7.35          6.12(1)
Russell 1000 Index                                  20.91         19.20(1)

The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Russell 1000 Value Index and the Russell 1000 Index are unmanged benchmarks that assume the reinvestment of dividends and exclude the effect of fees and sales charges. In the future, the Portfolio will no longer be compared to the Russell 1000 Index, as it measures the performance of 1,000 widely held large capitalization stocks. Instead, the Portfolio will be compared to the Russell 1000 Value Index, which the investment manager believes is a more appropriate benchmark because it measures the performance of large-cap value stocks, and the Portfolio invests primarily in these types of stocks. Therefore, the Portfolio will continue to be compared to the Russell 1000 Value Index and the S&P 500 Index.

(1) From April 30, 1998

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: .80% on first $500 million; .70% on next $500 million; and .60% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of .80% of its average daily net assets.

Portfolio Management

The Portfolio is managed by the Seligman Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen joined Seligman in January 1998 as a Managing Director. He is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also manages the Seligman Small-Cap Value Portfolio of the Fund; and he manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Mr. Richard S. Rosen co-manages the Portfolio. Mr. Rosen joined Seligman in January 1998 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also co-manages the Seligman Small-Cap Value Portfolio of the Fund; and he co-manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                                  Year ended        5/1/98+
                                                  December 31,         to
                                                     1999          12/31/98
                                                   ---------       ---------
Per Share Data:*
Net asset value, beginning of period .........     $    9.66       $   10.00
                                                   ---------       ---------
Income from investment operations:

  Net investment income (loss) ...............          0.10            0.04
  Net gains or losses on securities (both
  realized and unrealized) ...................         (0.37)          (0.07)
                                                   ---------       ---------
Total from investment operations .............         (0.27)          (0.03)
                                                   ---------       ---------
Less distributions:
  Dividends from net

  investment income ..........................         (0.11)          (0.04)
  Distributions from capital gains ...........            --           (0.27)
                                                   ---------       ---------
Total distributions ..........................         (0.11)          (0.31)
                                                   ---------       ---------
Net asset value, end of period ...............     $    9.28       $    9.66
                                                   =========       =========
Total Return: ................................         (2.76)%         (0.26)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .....     $   5,758       $   3,845
Ratio of expenses to average net assets ......          0.80%           0.80%++
Ratio of net income (loss) to average
  net assets .................................          1.18%           1.11%++
Portfolio turnover rate ......................         28.01%          65.82%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets ....          1.13%           2.24%++
  Ratio of net income (loss) to average
    net assets ...............................          0.85%          (0.33)%++

----------

 * Per share amounts are calculated based on average shares outstanding.

** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.

 + Commencement of operations.

++ Anualized.

For More Information


     ---------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     ---------------------------------------------------------------------------
                             SELIGMAN ADVISORS,INC.
                                an affiliate of

                                     [LOGO]

                              J.W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER:  811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                       SMALL-CAP
                                                                           VALUE
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPSCV1 5/2000 C1


                                    [PHOTO]

                                   PROSPECTUS

                                   May 1, 2000

                                    ---------

                                A Value Approach

                              to Seeking Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover


                                    [PHOTO]


 TIMES CHANGE ... VALUES ENDURE

The Fund and the Portfolio

OVERVIEW OF THE FUND

Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Small-Cap Value Portfolio (the Portfolio).


The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 1 shares and is for use with Accounts that make Class 1 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization (up to $1 billion) at the time of purchase by the Portfolio.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

------------------------------------
Value Companies:

Those companies believed by the
investment manager to be undervalued
either historically, by the market,
or by their peers.
------------------------------------

o    A low price-to-earnings and/or low price-to-book ratio

o    Positive change in senior management

o    Positive corporate restructuring

o    Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Portfolio invests primarily in equity-related securities of domestic issuers. These securities may include common stock, preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.


The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest more heavily in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares over the periods compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Class 1 annual total return presented in the bar chart and average annual total returns presented in the table do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

  [THE FOLLOWING TABLE IS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                   Class 1 Annual Total Return - Calendar Year

                    Year                          Percentage
                    ----                          ----------

                    1999                             35.26%


              Best quarter return: 34.49% - quarter ended 6/30/99. Worst quarter return: -11.44% - quarter ended 9/30/99.

--------------------------------------------------------------------------------
          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                       One      Since Inception
                                                      Year          5/1/98
                                                     -------    ---------------
Seligman Small-Cap Value Portfolio                    35.26%          7.18%
Russell 2000 Value Index                              -1.49          -9.48(1)
Lipper Small-Cap Funds Average                        30.04           9.41(1)


The Russell 2000 Value Index and the Lipper Small-Cap Funds Average are unmanaged benchmarks that assume the reinvestment of dividends and exclude the effect of fees and sales charges.

----------
(1) From April 30, 1998.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $500 million; .90% on next $500 million; and .80% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.


Portfolio Management


The Portfolio is managed by the Seligman Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen joined Seligman in January 1998 as a Managing Director. He is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also manages the Seligman Large-Cap Value Portfolio of the Fund; and he manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Mr. Richard S. Rosen co-manages the Portfolio. Mr. Rosen joined Seligman in January 1998 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also co-manages the Seligman Large-Cap Value Portfolio of the Fund; and he co-manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights

The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


                                              Year ended      5/1/98+
                                           December 31, to
                                                1999          12/31/98
                                              ---------       --------
Per Share Data:*
Net asset value, beginning of period ....     $    7.31       $   10.00
                                              ---------       ---------
Income from investment operations:

  Net investment income (loss) ..........         (0.03)          (0.02)
  Net gains or losses on securities (both
  realized and unrealized) ..............          2.49           (1.73)
                                              ---------       ---------
Total from investment operations ........          2.46           (1.75)
                                              ---------       ---------
Less distributions:
  Distributions from capital gains ......         (1.69)          (0.94)
                                              ---------       ---------
Total distributions .....................         (1.69)          (0.94)
                                              ---------       ---------
Net asset value, end of period ..........     $    8.08       $    7.31
                                              =========       =========
Total Return: ...........................         35.26%         (17.00)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $   4,403       $   2,469
Ratio of expenses to average net assets .          1.00%           1.00%++
Ratio of net income (loss) to average
  net assets ............................         (0.27)%         (0.34)%++
Portfolio turnover rate .................         90.51%          73.87%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average net assets          1.41%           3.08%++
  Ratio of net income (loss) to
    average net assets ..................         (0.68)%         (2.43)%++

----------
 * Per share amounts are calculated based on average shares outstanding.
** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.
 + Commencement of operations.
++ Annualized.

================================================================================

For More Information


    ----------------------------------------------------------------------------
     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.
    ----------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864



Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                                 S E L I G M A N
                                ----------------
                                PORTFOLIOS, INC.


                                                                        SELIGMAN
                                                                       SMALL-CAP
                                                                           VALUE
                                                                       PORTFOLIO


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Portfolio is suitable for you.

SPSCV1 5/2000 C2

                                    [PHOTO]

                                   PROSPECTUS

                                   MAY 1, 2000

                                    ---------

                                A Value Approach

                              to Seeking Long-Term

                              Capital Appreciation

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Fund and the Portfolio

      Overview of the Fund                                            P-1
      Investment Objective                                            P-1
      Principal Investment Strategies                                 P-1
      Principal Risks                                                 P-2
      Past Performance                                                P-3
      Management of the Fund                                          P-4

Shareholder Information

      Pricing of Fund Shares                                          P-5
      How to Purchase and Sell Shares                                 P-5
      Shareholder Servicing and Distribution Arrangements             P-5
      Dividends and Capital Gain Distributions                        P-6
      Taxes                                                           P-6

Financial Highlights                                                  P-7

For More Information                                                  back cover



 TIMES CHANGE ... VALUES ENDURE

                                    [PHOTO]

The Fund and the Portfolio

OVERVIEW OF THE FUND


Seligman Portfolios, Inc. (the Fund) consists of 15 separate portfolios. This Prospectus contains information about Seligman Small-Cap Value Portfolio (the Portfolio).

The Portfolio is offering its shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.


The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners.

INVESTMENT OBJECTIVE

The Portfolio's objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization (up to $1 billion) at the time of purchase by the Portfolio. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

     o    A low price-to-earnings and/or low price-to-book ratio

     o    Positive change in senior management

     o    Positive corporate restructuring

     o    Temporary setback in price due to factors that no longer exist

---------------------------------------
Value Companies:

Those companies believed by the
investment manager to be undervalued,
either historically, by the market,
or by their peers.
---------------------------------------

The Portfolio generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Portfolio invests primarily in equity-related securities of domestic issuers. These securities may include common stock, preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper and certificates of deposit issued by foreign banks. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Portfolio the right to sell an underlying security at a particular price during a fixed period. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.


The Portfolio may change its principal strategies, except for stated fundamental policies, if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Portfolio's objective and any fundamental policies may be changed only with shareholder approval. If a change of objective or fundamental policies is proposed, Contract owners will be asked to give voting instructions to the participating insurance companies.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.


The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Portfolio will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.


The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Portfolio may invest more heavily in certain industries that the investment manager believes offer good investment opportunities. If an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Portfolio's investment portfolio involve higher risk and may subject the Portfolio to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.


Due to differences of tax treatment and other considerations, there is a possibility that the interests of various Contract owners who own shares of the Portfolio may conflict. The Board of Directors monitors events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response.


An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE


Class 2 shares are newly offered and have no performance history. The information below provides some indication of the risks of investing in the Portfolio by showing how the performance of Class 1 shares over the periods compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

Total returns will vary between Class 1 shares and Class 2 shares due to different expenses of the two Classes. Class 1 annual total return presented in the bar chart and average annual total returns presented in the table do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or the effect of any administration fees or sales charges imposed by the Contracts on their owners. If these expenses were included, the returns would be lower. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                   Class 1 Annual Total Return - Calendar Year

                         Year                     Percentage
                         ----                     ----------
                         1999                        35.26%


              Best quarter return: 34.49% - quarter ended 6/30/99. Worst quarter return: -11.44% - quarter ended 9/30/99.


--------------------------------------------------------------------------------

          Class 1 Average Annual Total Returns - Periods Ended 12/31/99

                                                     ONE     SINCE INCEPTION
                                                    YEAR         5/1/98
                                                   -------   ----------------
Seligman Small-Cap Value Portfolio                  35.26%         7.18%
Russell 2000 Value Index                            -1.49         -9.48(1)
Lipper Small-Cap Funds Average                      30.04          9.41(1)

The Russell 2000 Value Index and the Lipper Small-Cap Funds Average are unmanaged benchmarks that assume the reinvestment of dividends and exclude the effect of fees and sales charges.

(1) From April 30, 1998.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman provides investment management services for the Portfolio, including making purchases and sales of securities for the Portfolio, consistent with the Portfolio's investment objective and strategies, and administers the Portfolio's business and other affairs.


Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000 of approximately $12 billion.

The Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows: 1.00% on first $500 million; .90% on next $500 million; and .80% thereafter. For the year ended December 31, 1999, the Portfolio paid Seligman a management fee equal to an annual rate of 1.00% of its average daily net assets.

Portfolio Management

The Portfolio is managed by the Seligman Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen joined Seligman in January 1998 as a Managing Director. He is a Vice President of the Fund and has been Portfolio Manager of the Portfolio since its inception. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also manages the Seligman Large-Cap Value Portfolio of the Fund; and he manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Mr. Richard S. Rosen co-manages the Portfolio. Mr. Rosen joined Seligman in January 1998 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also co-manages the Seligman Large-Cap Value Portfolio of the Fund; and he co-manages Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Shareholder Information

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Portfolio's net asset value (NAV) next calculated after your request is received by participating insurance companies. If your purchase or sell request is received by participating insurance companies by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by participating insurance companies after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of the Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by the Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO PURCHASE AND SELL SHARES

The Portfolio is offering its shares only to Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

An Account may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above. Portfolio shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. There is no charge. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell your shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of Portfolio shares is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.


SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Under a Rule 12b-1 plan adopted by the Fund with respect to the Portfolio, Class 2 shares pay an annual shareholder servicing and distribution (12b-1) fee of up to 0.25% of average net assets. The Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested in additional shares, at NAV, of the Portfolio. Dividends on Class 2 shares generally will be lower than the dividends on Class 1 shares as a result of 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

Further information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying this Prospectus.

Financial Highlights


The table below describes the Portfolio's performance for the period of the Portfolio's operations. It is intended to help you understand the financial performance of the Portfolio's Class 1 shares. Class 2 shares are a newly offered Class, effective May 1, 2000, so financial highlights are not available. Certain information reflects financial results for a single share of the Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of the shareholder servicing and distribution (12b-1) fees associated with Class 2 shares or any administration fees or sales charges imposed by the Contracts on their owners. Ernst & Young LLP, independent auditors, have audited this information. Their report, along with the Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.

                                             Year ended        5/1/98+
                                            December 31,            to
                                                1999           12/31/98
                                            ------------      ---------
Per Share Data:*
Net asset value, beginning of period ....     $    7.31       $   10.00
                                              ---------       ---------
Income from investment operations:
  Net investment income (loss) ..........         (0.03)          (0.02)
  Net gains or losses on securities (both
  realized and unrealized) ..............          2.49           (1.73)
                                              ---------       ---------
Total from investment operations ........          2.46           (1.75)
                                              ---------       ---------
Less distributions:
  Distributions from capital gains ......         (1.69)          (0.94)
                                              ---------       ---------
Total distributions .....................         (1.69)          (0.94)
                                              ---------       ---------
Net asset value, end of period ..........     $    8.08       $    7.31
                                              =========       =========
Total Return: ...........................         35.26%         (17.00)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).     $   4,403       $   2,469
Ratio of expenses to average net assets .          1.00%           1.00%++
Ratio of net income (loss) to average
  net assets ............................         (0.27)%         (0.34)%++
Portfolio turnover rate .................         90.51%          73.87%
Without management fee waiver and
  expense reimbursement:**
  Ratio of expenses to average
  net assets ............................          1.41%           3.08%++
  Ratio of net income (loss) to
    average net assets ..................         (0.68)%         (2.43)%++

----------
 * Per share amounts are calculated based on average shares outstanding.
** Seligman, at its discretion, reimbursed expenses and/or waived management fees for the periods presented. There is no assurance that Seligman will continue this policy in the future.
 + Commencement of operations.
++ Annualized.

================================================================================

For More Information

    ----------------------------------------------------------------------------

     The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or collect (212) 850-1864 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

     Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

     Annual/Semi-Annual Reports contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

    ----------------------------------------------------------------------------


                            SELIGMAN ADVISORS, INC.
                                an affiliate of


                                     [LOGO]


                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or, upon payment of a duplicating fee, by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-5221

================================================================================

                            SELIGMAN PORTFOLIOS, INC.

                       Statement of Additional Information

                                   May 1, 2000

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777




This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectuses, dated May 1, 2000 for each of Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman International Growth Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio (individually, a Portfolio and collectively, the Portfolios), each a separate portfolio of Seligman Portfolios, Inc. (the Fund). This SAI, although not in itself a prospectus, is incorporated by reference into each Portfolio's Prospectus in its entirety. It should be read in conjunction with each Portfolio's Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.



The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents


          Fund History .............................................  2
          Description of the Fund and its Investments and Risks ....  2
          Management of the Fund ...................................  14
          Investment Advisory and Other Services ...................  19
          Brokerage Allocation and Other Practices .................  23
          Capital Stock and Other Securities .......................  24
          Purchase, Redemption, and Pricing of Shares ..............  25
          Taxation of the Fund .....................................  27
          Underwriters .............................................  27
          Calculation of Performance Data...........................  27
          Financial Statements .....................................  29
          General Information ......................................  30
          Appendix A ...............................................  31
          Appendix B ...............................................  34

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on June 24, 1987 under the name Seligman Mutual Benefit Portfolios, Inc. The Fund's name was changed to Seligman Portfolios, Inc. on April 15, 1993.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund. The Fund consists of the following fifteen separate Portfolios:



Seligman Bond Portfolio                                           Seligman Global Technology Portfolio (formerly known
                                                                  as Seligman Henderson Global Technology Portfolio)

Seligman Capital Portfolio                                        Seligman High-Yield Bond Portfolio

Seligman Cash Management Portfolio                                Seligman Income Portfolio

Seligman Common Stock Portfolio                                   Seligman International Growth Portfolio (formerly
                                                                  known as Seligman Henderson International Portfolio)

Seligman Communications and Information Portfolio                 Seligman Large-Cap Growth Portfolio

Seligman Frontier Portfolio                                       Seligman Large-Cap Value Portfolio

Seligman Global Growth Portfolio (formerly known as Seligman      Seligman Small-Cap Value Portfolio
Henderson Global Growth Opportunities Portfolio)

Seligman Global Smaller Companies Portfolio (formerly known as
Seligman Henderson Global Smaller Companies Portfolio)


The Fund's Portfolios are offering their shares only to separate accounts (Accounts) of participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (Contracts). The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying each Portfolio's Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Fund's Portfolios.


Investment Strategies and Risks

The Prospectuses discuss the investment objectives of each of the Fund's Portfolios and the policies each Portfolio employs to achieve its objectives. The following information regarding the Fund's Portfolios' investment policies supplements the information contained in the Prospectuses.

Convertible Bonds

Each Portfolio, other than Seligman Cash Management Portfolio, may purchase convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for a Portfolio, the investment manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and capability of management. In evaluating a convertible security, the investment manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the investment manager would be forced to seek alternative investments. The Portfolios may invest in debt securities convertible into equity securities rated as low as CC by Standard & Poor's Ratings Services (S&P) or Ca by Moody's Investors Service (Moody's). Debt securities rated below investment-grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in Appendix A to this SAI. The investment manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Portfolio's investment objectives.


Derivatives

Each of the Portfolios, other than Seligman Cash Management Portfolio and Seligman Bond Portfolio, may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Portfolio will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Portfolio to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Portfolio will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Portfolio's investment objective, and the risk associated with the investment. The only types of derivatives in which the Portfolios are currently permitted to invest, as described more fully below, are forward currency exchange contracts, put options, and rights and warrants.

Forward Foreign Currency Exchange Contracts

Each of Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio and Seligman International Growth Portfolio (collectively, the Global Portfolios) will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the US dollar value of securities it owns. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.


A Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Portfolio's securities denominated in such foreign currency. Under normal circumstances, the investment manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Portfolio. Under extraordinary circumstances, the Fund's investment manager (or subadviser, in the case of Seligman Global Smaller Companies Portfolio) may enter into forward currency contracts in excess of 75% of a Portfolio's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Fund's investment manager (or subadviser, in the case of Seligman Global Smaller Companies Portfolio) will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of a Portfolio and its ability to purchase additional securities.


Except as set forth above and immediately below, each Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Fund's investment manager (and subadviser, in the case of Seligman Global Smaller Companies Portfolio) believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolio will be served.

At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. However, a Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Portfolio's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. A Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Fund's investment manager (or subadviser, in the case of Seligman Global Smaller Companies Portfolio). It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a

Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Put Options

Each Portfolio, other than Seligman Cash Management Portfolio, Seligman Bond Portfolio, and Seligman High-Yield Bond Portfolio, may purchase put options in an attempt to provide a hedge against a decrease in the market price of an underlying security held by a Portfolio. A Portfolio will not purchase options for speculative purposes. Purchasing a put option gives a Portfolio the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. This hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Portfolio would let the option expire resulting in a reduced profit on the underlying security equal to the cost of the put option premium and transaction costs.

When a Portfolio purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by a Portfolio, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. The cost of the put option is limited to the premium plus commission paid. A Portfolio's maximum financial exposure will be limited to these costs.

A Portfolio may purchase both listed and over-the-counter put options. A Portfolio will be exposed to the risk of counterparty nonperformance in the case of over-the-counter put options.

Rights and Warrants

Each Portfolio, other than Seligman Cash Management Portfolio, Seligman Bond Portfolio and Seligman High-Yield Bond Portfolio, may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in each Portfolio's investment restrictions regarding such securities.

Each Portfolio may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Portfolio's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets of each Portfolio, other than Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by each Portfolio in units or attached to securities may be deemed to have been purchased without cost.

Foreign Securities


Each of the Portfolios may invest up to 10% of its total assets in foreign securities (except the Global Portfolios, which may invest up to 100% of their total assets in foreign securities), except that this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United

States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.


By investing in foreign securities, the Portfolios will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Fund's investment manager (and subadviser, in the case of Seligman Global Smaller Companies Portfolio) believe that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.


Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Portfolios' foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to a Portfolio. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which a Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Portfolios, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.


Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies, and each Portfolio may temporarily hold funds in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies. A Portfolio's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

Depositary Receipts

Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. American Depositary Receipts (ADRs), which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. European Depositary Receipts (EDRs) are typically traded in Europe. Global Depositary Receipts (GDRs) are typically traded in both Europe and the United States. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US, and therefore, the import of such information may not be reflected in the market value of such instruments.

IIliquid Securities


Each Portfolio, other than Seligman Cash Management Portfolio, may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. Each Portfolio, other than Seligman Cash Management Portfolio, may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


Money Market Instruments

Each of the Portfolios, other than Seligman Cash Management Portfolio, which intends to invest primarily in the money market instruments described below, may invest a portion of their assets in the following money market instruments.

US Government Obligations


US Government Obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the United States, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations

Bank obligations include US dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Commercial Paper and Short-Term Corporate Debt Securities

Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Mortgage Related Securities

Mortgage Pass-Through Securities. Each Portfolio may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association (GNMA) is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association
(FNMA), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (PCs), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

Collateralized Mortgage Obligations. Seligman Income Portfolio may invest in Collateralized Mortgage Obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs). CMOs are fixed-income securities collateralized by pooled mortgages and separated into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending upon their maturity. CMOs may be collateralized by (a) pass through securities issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veteran's Affairs, (c) unsecuritized conventional Mortgages, (d) other mortgage related securities or
(e) any combination thereof.

Each tranche of a CMO is issued at a specific coupon rate and has a stated maturity. As the payments on the underlying mortgage loans are collected, the CMO issuer generally pays the coupon rate of interest to the holders of each tranche. In a common structure referred to as a "Pay" CMO, all scheduled and unscheduled principal payments generated by the collateral, as loans are repaid or prepaid, go initially to investors in the first tranches. Investors in later tranches do not start receiving principal payments until the prior tranches are paid in full. Sometimes, CMOs are structured so that the prepayment and/or market risks are transferred from one tranche to another.

Most CMOs are issued by Federal agencies. However, the only CMOs backed by the full faith and credit of the US Government are CMOs collateralized by pass-through securities guaranteed by GNMA. All CMOs are subject to reinvestment risk; that is, as prepayments on the underlying pool of mortgages increase, the maturity of the tranches in the CMO will decrease. As a result, the Portfolio may have to invest the proceeds that were invested in such CMOs in securities with lower yields. Factors affecting reinvestment risk include the level of interest rates, general economic and social conditions and the location and age of the mortgages.

Repurchase Agreements

Each Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the US Government. Repurchase agreements are transactions in which an investor (e.g., any of the Fund's Portfolios) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the investment manager. The investment manager has implemented measures to review and monitor the creditworthiness of such institutions. The Portfolios will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. No Portfolio will enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

When-Issued and Forward Commitment Securities

Seligman Bond Portfolio and Seligman High-Yield Bond Portfolio may purchase securities on a when-issued or forward commitment basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. Although Seligman Bond Portfolio and Seligman High-Yield Bond Portfolio will purchase a security on a when-issued or forward commitment basis only with the intention of actually acquiring the securities, the Portfolios may sell these securities before the purchase settlement date if it is deemed advisable.

At the time a Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued and forward commitment securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of that Portfolio's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Portfolio will be established with the Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Portfolio's when-issued or forward commitment obligations; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued or forward commitment obligations increase. When the time comes to pay for when-issued or forward commitment securities, a Portfolio will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than a Portfolio's payment obligations). Sale of securities to meet when-issued and forward commitment obligations carries with it a greater potential for the realization of capital gain or loss.

Short Sales

Each of the Global Portfolios may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

Lending of Portfolio Securities

Other than Seligman Cash Management Portfolio, each of the Portfolios may lend portfolio securities to broker/dealers, banks or other institutional borrowers, provided that securities loaned by each of the Global Portfolios may not exceed 33 1/3% of the Portfolios' total assets taken at market value. The Portfolios will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund's custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Portfolio an amount equal to any dividends or interest paid on the securities. The lending Portfolio may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Portfolios will generally be short-term. Loans are subject to termination at the option of the lending Portfolio or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The lending Portfolio may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the lending Portfolio is insufficient to replace the loaned securities. In addition, the lending Portfolio is responsible for any loss that might result from its investment of the borrower's collateral.

Borrowing

Except as noted below, a Portfolio may borrow money only from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of that Portfolio. In addition, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if such Portfolios have outstanding borrowings in excess of 5% of the value of their total assets.

Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Portfolios may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% (15% for Seligman Large-Cap Growth

Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio) of its total assets, taken at cost, to secure the borrowing. Current asset value coverage of three times any amount borrowed by the respective Portfolio is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Portfolio's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.

Each of the Global Portfolios may from time to time borrow money for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Borrowings for the purchase of securities will not exceed 5% of the Portfolio's total assets and will be made at prevailing interest rates.

Except as otherwise specifically noted above, each of the Fund's Portfolios' investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of a majority of a Portfolio's outstanding voting securities.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. Except as otherwise indicated below, restrictions No. 1 through 9 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding voting securities; restrictions No. 10 through 16 may be changed by the Fund's Board of Directors without such a vote. Under these restrictions, none of the Portfolios may:

1. Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% (15% for Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio) of the value of the total assets of the Portfolio; except that Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio may borrow to purchase securities provided that such borrowings are made only from banks, do not exceed one-third of the respective Portfolio's net assets (taken at market) and are secured by not more than 10% (15% for Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio) of such assets (taken at cost); except that Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets; and except that each of the Global Portfolios may borrow money from banks to purchase securities in amounts not in excess of 5% of its total assets.

2. Mortgage, pledge or hypothecate any of its assets, except to secure borrowings permitted by paragraph 1 and provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with
     (a) the purchase or sale of covered options (including stock index options), (b) the purchase or sale of interest rate or stock index futures contracts or options on such contracts by any of the Fund's Portfolios otherwise permitted to engage in transactions involving such instruments or
     (c) in connection with the Fund's purchase of fidelity insurance and errors and omissions insurance, and provided, further, that Seligman High-Yield Bond Portfolio may mortgage, pledge or hypothecate its assets, but the value of such encumbered assets may not exceed 10% of that Portfolio's net asset value. This investment restriction No. 2 may be changed, with respect to Seligman High-Yield Bond Portfolio, by the Fund's Board of Directors.

3. Make "short" sales of securities (except that each of the Global Portfolios may make short sales "against-the-box"), or purchase securities on "margin" except for short-term credits necessary for the purchase or sale of securities, provided that for purposes of this limitation, initial and variation payments or deposits in connection with transactions involving interest rate or stock index futures contracts and options on such contracts by any Portfolio permitted to engage in transactions involving such instruments will not be deemed to be the purchase of securities on margin.

4. With respect to 75% of its securities portfolio (or 100% of its securities portfolio, in the case of Seligman High-Yield Bond Portfolio), purchase securities of any issuer if immediately thereafter more than 5% of its total assets valued at market would be invested in the securities of any one issuer, other than securities issued or guaranteed by the US Government, its agencies or instrumentalities; or buy more than 10% of the voting securities of any one issuer.

5. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry (except securities issued or guaranteed by the US Government, its agencies or instrumentalities), provided that for the purpose of this limitation, mortgage-related securities do not constitute an industry; provided further that Seligman Communications and Information Portfolio will invest at least 65% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes; and provided further that Seligman Cash Management Portfolio may invest more than 25% of its gross assets: (i) in the banking industry; (ii) in the personal credit institution or business credit institution industries; or (iii) in any combination of (i) and (ii).

6. Purchase or hold any real estate, except that Seligman Bond Portfolio, Seligman Common Stock Portfolio, Seligman Income Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, Seligman Small-Cap Value Portfolio, and each of the Global Portfolios may engage in transactions involving securities secured by real estate or interests therein, and each of the Global Portfolios may purchase securities issued by companies or investment trusts that invest in real estate or interests therein.

7. Purchase or sell commodities and commodity futures contracts; except that the Board of Directors may authorize any Portfolio other than Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio to engage in transactions involving interest rate and/or stock index futures and related options solely for the purposes of reducing investment risk and not for speculative purposes.

8. Underwrite the securities of other issuers, provided that the disposition of investments otherwise permitted to be made by any Portfolio (such as investments in securities that are not readily marketable without registration under the 1933 Act and repurchase agreements with maturities in excess of seven days) will not be deemed to render a Portfolio engaged in an underwriting investment if not more than 10% of the value of such Portfolio's total assets (taken at cost) would be so invested and except that in connection with the disposition of a security a Portfolio may be deemed to be an underwriter as defined in the 1933 Act.

9. Make loans, except loans of securities, provided that purchases of notes, bonds or other evidences of indebtedness, including repurchase agreements, are not considered loans for purposes of this restriction; provided further that each of the Global Portfolios may not make loans of money or securities other than (a) through the purchase of securities in accordance with its investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of its total assets.

10. Purchase illiquid securities for any Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of such Portfolio's net assets.

11. Invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit a Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

12. Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Portfolio's obligations under its deferred compensation plan for directors, and except to the extent permitted by
     Section 12 of the 1940 Act.

13. Purchase securities of companies which, together with predecessors, have a record of less than three years' continuous operation, if as a result of such purchase, more than 5% of such Portfolio's net assets would then be invested in such securities; except that Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, each of the Global Portfolios and Seligman High-Yield Bond Portfolio may each invest no more than 5% of total assets, at market value, in securities of companies which, with their predecessors, have been in operation less than three continuous years, excluding from this limitation securities guaranteed by a company that, including predecessors, has been in operation at least three continuous years. This restriction does not apply to Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio or Seligman Small-Cap Value Portfolio.

14.  Purchase securities of companies for the purpose of exercising control.

15. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as permissible under applicable statutes, rules and regulations. In addition, Seligman High-Yield Bond Portfolio may not purchase or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

16. Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the commitment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements, see the separate account prospectuses or disclosure documents of the participating insurance companies.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or of such Portfolio or (2) 67% or more of the shares of the Fund or of such Portfolio present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund or of such Portfolio are represented at the meeting in person or by proxy.

Temporary Defensive Position

Each Portfolio may, from time to time, take a temporary defensive position in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions, or in anticipation of significant withdrawals. When the investment manager believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. A Portfolio's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States. In addition, the High-Yield Bond Portfolio may also invest in high-yield, medium and lower quality corporate notes.

Portfolio Turnover

The portfolio turnover rates for each Portfolio are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for each Portfolio (except Seligman Cash Management Portfolio) for the years ended December 31, 1999 and, if applicable, 1998 were as follows:


                                                                             1999             1998
                                                                             ----             ----

      Seligman Bond Portfolio                                              64.22%            73.31%
      Seligman Capital Portfolio                                          172.88            130.86
      Seligman Common Stock Portfolio                                      38.11             55.55
      Seligman Communications and Information Portfolio                   118.16            132.57
      Seligman Frontier Portfolio                                          57.93             86.52
      Seligman Global Growth Portfolio                                     69.18             48.99
      Seligman Global Smaller Companies Portfolio                          46.75             66.40
      Seligman Global Technology Portfolio                                116.88             82.27
      Seligman High-Yield Bond Portfolio                                   57.05             43.13
      Seligman Income Portfolio                                            75.08             70.45
      Seligman International Growth Portfolio                              79.17             75.81
      Seligman Large-Cap Growth Portfolio                                  56.69*               --
      Seligman Large-Cap Value Portfolio                                   28.01             65.82**
      Seligman Small-Cap Value Portfolio                                   90.51             73.87**



      -------------------
      * Portfolio turnover rate for the period May 1, 1999 (commencement of operations) to December 31, 1999.
      ** Portfolio turnover rate for the period May 1, 1998 (commencement of operations) to December 31, 1998.


                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.



           Name,                                                                Principal
         (Age) and            Position(s) Held                            Occupation(s) During
          Address                With Fund                                    Past 5 Years
          -------                ---------                                    ------------

    William C. Morris*       Director, Chairman        Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
           (62)              of the Board, Chief       Executive Officer, the Seligman Group of investment companies;
                             Executive Officer         Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo
                             and Chairman of the       Ceramics Inc., ceramic proppants for oil and gas industry; Director,
                             Executive Committee       Seligman Data Corp., Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College.  Formerly, Director, Daniel
                                                       Industries Inc., manufacturer of oil and gas metering equipment.


      Brian T. Zino*         Director,                 Director and President, J. & W. Seligman & Co. Incorporated; President
           (47)              President and             (with the exception of Seligman Quality Municipal Fund, Inc. and
                             Member of the             Seligman Select Municipal Fund, Inc.) and Director or Trustee, the
                             Executive Committee       Seligman Group of investment companies; Chairman, Seligman Data Corp.;
                                                       Member of the Board of Governors of the Investment Company Institute;
                                                       and Director, ICI Mutual Insurance Company, Seligman Advisors, Inc.,
                                                       and Seligman Services, Inc.



           Name,                                                                Principal
         (Age) and            Position(s) Held                            Occupation(s) During
          Address                With Fund                                    Past 5 Years
          -------                ---------                                    ------------


   Richard R. Schmaltz*      Director and        Director and Managing Director, Director of Investments, J. & W.
           (59)              Member of the       Seligman & Co. Incorporated; Director or Trustee, the Seligman Group
                             Executive           of investment companies (except Seligman Cash Management Fund, Inc.);
                             Committee           Trustee Emeritus of Colby College.  Formerly,  Director, Investment
                                                 Research at Neuberger & Berman from May 1993 to September 1996 and Director, Seligman Henderson Co.



      John R. Galvin              Director       Dean, Fletcher School of Law and Diplomacy at Tufts University;
           (70)                                  Director or Trustee, the Seligman Group of investment companies;
     Tufts University                            Chairman Emeritus, American Council on Germany; a Governor of the
      Packard Avenue,                            Center for Creative Leadership; Director; Raytheon Co., electronics;
     Medford, MA 02155                           National Defense University; and the Institute for Defense Analyses.
                                                 Formerly, Director, USLIFE Corporation, life insurance; Ambassador,
                                                 U.S. State Department for negotiations in Bosnia; Distinguished Policy
                                                 Analyst at Ohio State University and Olin Distinguished Professor of
                                                 National Security Studies at the United States Military Academy.  From
                                                 June 1987 to June 1992, he was the Supreme Allied Commander, Europe
                                                 and the Commander-in-Chief, United States European Command.

     Alice S. Ilchman             Director       Retired President, Sarah Lawrence College; Director or Trustee, the
           (65)                                  Seligman Group of investment companies; Trustee, the Committee for
    18 Highland Circle,                          Economic Development; and Chairman, The Rockefeller Foundation,
   Bronxville, NY 10708                          charitable foundation.  Formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, New York Telephone Company;
                                                 and International Research and Exchange Board, intellectual exchanges.


     Frank A. McPherson           Director       Retired Chairman and Chief Executive Officer of Kerr-McGee
            (67)                                 Corporation; Director or Trustee, the Seligman Group of investment
 2601 Northwest Expressway,                      companies; Director, Kimberly-Clark Corporation, consumer products;
         Suite 805E                              Conoco Inc, oil exploration and production; Bank of Oklahoma Holding
   Oklahoma City, OK 73112                       Company; Baptist Medical Center; Oklahoma Chapter of the Nature
                                                 Conservancy; Oklahoma Medical Research Foundation; and National Boys
                                                 and Girls Clubs of America; and Member of the Business Roundtable and
                                                 National Petroleum Council.  Formerly, Chairman, Oklahoma City Public
                                                 Schools Foundation; and Director, Federal Reserve System's Kansas City
                                                 Reserve Bank and the Oklahoma City Chamber of Commerce.


       John E. Merow              Director       Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;
           (70)                                  Director or Trustee, the Seligman Group of investment companies;
     125 Broad Street,                           Director, Commonwealth Industries, Inc., manufacturers of aluminum
    New York, NY 10004                           sheet products; the Foreign Policy Association; Municipal Art Society
                                                 of New York; the U.S. Council for International Business; and New
                                                 York-Presbyterian Hospital; Chairman, New York-Presbyterian Healthcare
                                                 Network, Inc.; Vice-Chairman, the US-New Zealand Council; and Member
                                                 of the American Law Institute and Council on Foreign Relations.


           Name,                                                                  Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  With Fund                                    Past 5 Years
          -------                  ---------                                    ------------

      Betsy S. Michel               Director         Attorney; Director or Trustee, the Seligman Group of investment
           (57)                                      companies; Trustee, The Geraldine R. Dodge Foundation, charitable
       P.O. Box 719,                                 foundation.  Formerly, Chairman of the Board of Trustees of St.
    Gladstone, NJ 07934                              George's School (Newport, RI) and Director, the National
                                                     Association of Independent Schools (Washington, DC).


      James C. Pitney               Director         Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director
           (73)                                      or Trustee, the Seligman Group of investment companies.  Formerly,
   Park Avenue at Morris                             Director, Public Service Enterprise Group, public utility.
  County, P.O. Box 1945,
   Morristown, NJ 07962


     James Q. Riordan               Director         Director or Trustee, the Seligman Group of investment companies;
           (72)                                      Director, The Houston Exploration Company, oil exploration; The
2893 S. E. Ocean Boulevard,                          Brooklyn Museum, KeySpan Energy Corporation; and Public
     Stuart, FL 34996                                Broadcasting Service; and Trustee, the Committee for Economic
                                                     Development.  Formerly, Co-Chairman of the Policy Council of the
                                                     Tax Foundation; Director, Tesoro Petroleum Companies, Inc. and Dow
                                                     Jones & Company, Inc.; Director and President, Bekaert
                                                     Corporation; and Co-Chairman, Mobil Corporation.


     Robert L. Shafer               Director         Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
           (67)                                      Trustee, the Seligman Group of investment companies.  Formerly,
   96 Evergreen Avenue,                              Director, USLIFE Corporation, life insurance.
       Rye, NY 10580


     James N. Whitson               Director         Director and Consultant, Sammons Enterprises, Inc., a diversified
           (65)                                      holding company; Director or Trustee, the Seligman Group of
  6606 Forestshire Drive,                            investment companies; Director, C-SPAN, cable television, and
     Dallas, TX 75230                                CommScope, Inc., manufacturer of coaxial cables.  Formerly,
                                                     Executive Vice President, Chief Operating Officer, Sammons
                                                     Enterprises, Inc.



       Jack P. Chang           Vice President and    Managing Director, J. & W. Seligman & Co. Incorporated since
           (41)                 Portfolio Manager    September 1999; Vice President and Portfolio Manager, Seligman
                                                     Global Fund Series, Inc. Formerly, Senior Vice President and Portfolio
                                                     Manager at Putnam Investment Management since 1997; and Portfolio Manager with Columbia Management Company from 1993 to 1997.

   Daniel J. Charleston        Vice President and    Managing Director (formerly, Vice President, Investment Officer),
           (40)                 Portfolio Manager    J. & W. Seligman & Co. Incorporated; Vice President and Portfolio
                                                     Manager, Seligman High-Yield Bond Series.

       Iain C. Clark           Vice President and    Chief Investment Officer, Henderson Investment Management Limited
           (49)                 Portfolio Manager    since April 1992.  He has been a Director at Henderson
                                                     International Limited and Senior Portfolio Manager at Henderson
                                                     plc, respectively, since April 1995.  Vice President and Portfolio
                                                     Manager, Seligman Global Fund Series, Inc.


           Name,                                                                  Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  With Fund                                    Past 5 Years
          -------                  ---------                                    ------------


      Mark J. Cunneen          Vice President and    Managing Director, J. & W. Seligman & Co. Incorporated since March
            (40)                Portfolio Manager    1, 2000; Vice President and Portfolio Manager, Seligman Frontier
                                                     Fund, Inc. and Seligman Global Fund Series, Inc. Formerly, Senior Vice
                                                     President - Head of Small Cap Group at Alliance Capital Management since
                                                     January 1999. Prior thereto, he was with Chancellor Capital
                                                     Management and its successor firms as Managing Director and Head of the
                                                     Small Cap Group from March 1997 to January 1999, and as a Portfolio Manager in
                                                     the Small Cap Group from December 1992 to March 1997.



       Neil T. Eigen           Vice President and    Managing Director, J. & W. Seligman & Co. Incorporated; Vice
           (57)                 Portfolio Manager    President and Portfolio Manager, Seligman Value Fund Series, Inc.


   Marion S. Schultheis        Vice President and    Managing Director, J. & W. Seligman & Co. Incorporated since May
           (54)                 Portfolio Manager    1998; Vice President and Portfolio Manager, Seligman Capital Fund,
                                                     Inc., Seligman Global Fund Series, Inc. and Seligman Growth Fund,
                                                     Inc.  Formerly, Managing Director at Chancellor LGT from October
                                                     1997 until May 1998; and Senior Portfolio Manager at IDS Advisory
                                                     Group Inc. from August 1987 until October 1997.

   Charles C. Smith, Jr.       Vice President and    Managing Director (formerly, Senior Vice President and Senior
           (43)                 Portfolio Manager    Investment Officer), J. & W. Seligman & Co. Incorporated; Vice
                                                     President and Portfolio Manager, Seligman Common Stock Fund, Inc.,
                                                     Seligman Income Fund, Inc. and Tri-Continental Corporation.


     Steven A. Werber          Vice President and    Senior Vice President, J. & W. Seligman & Co. Incorporated since
           (34)                Portfolio Manager     January 2000; Vice President and Portfolio Manager, Seligman
                                                     Global Fund Series, Inc.  Formerly, Analyst and Portfolio Manager
                                                     at Fidelity Investments International since 1996; and Associate at
                                                     Goldman Sachs International from 1992 to 1996.


       Paul H. Wick            Vice President and    Director and Managing Director, J. & W. Seligman & Co.
           (37)                 Portfolio Manager    Incorporated since November 1997 and January 1995, respectively;
                                                     Vice President and Portfolio Manager, Seligman Communications and
                                                     Information Fund, Inc., Seligman Global Fund Series, Inc. and
                                                     Seligman New Technologies Fund, Inc.  He joined J. & W. Seligman &
                                                     Co. Incorporated in 1987 as an Associate, Investment Research.


      Gary S. Zeltzer          Vice President and    Senior Vice President, J. & W. Seligman & Co. Incorporated; Vice
           (48)                 Portfolio Manager    President and Portfolio Manager, Seligman Cash Management Fund,
                                                     Inc. and Seligman High Income Fund Series.


           Name,                                                                  Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  With Fund                                    Past 5 Years
          -------                  ---------                                    ------------


     Lawrence P. Vogel           Vice President      Senior Vice President, Finance, J. & W. Seligman & Co.
           (43)                                      Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.;
                                                     Vice President, the Seligman Group of investment companies, and
                                                     Seligman Services, Inc.; Vice President and Treasurer, Seligman
                                                     International, Inc.  Formerly, Treasurer, Seligman Henderson Co.


      Frank J. Nasta               Secretary         General Counsel, Senior Vice President, Law and Regulation and
           (35)                                      Corporate Secretary, J. & W. Seligman & Co. Incorporated;
                                                     Secretary, the Seligman Group of investment companies, Seligman
                                                     Advisors, Inc.,  Seligman Services, Inc., Seligman International,
                                                     Inc. and Seligman Data Corp.  Formerly, Secretary, Seligman
                                                     Henderson Co.


       Thomas G. Rose              Treasurer         Treasurer, the Seligman Group of investment companies and Seligman
            (42)                                     Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.



Compensation
                                                                            Pension or           Total Compensation
                                                      Aggregate         Retirement Benefits          from Fund
                   Name and                         Compensation        Accrued as part of        and Fund Complex
              Position with Fund                    From Fund (1)          Fund Expenses      Paid to Directors (1)(2)
              ------------------                    -------------          -------------      ------------------------

William C. Morris, Director and Chairman                 N/A                    N/A                     N/A
Brian T. Zino, Director and President                    N/A                    N/A                     N/A
Richard R. Schmaltz, Director                            N/A                    N/A                     N/A
John R. Galvin, Director                               $8,868                   N/A                   $82,000
Alice S. Ilchman, Director                              8,568                   N/A                    80,000
Frank A. McPherson, Director                            8,572                   N/A                    78,000
John E. Merow, Director                                 7,980                   N/A                    80,000
Betsy S. Michel, Director                               8,868                   N/A                    82,000
James C. Pitney, Director                               7,380                   N/A                    74,000
James Q. Riordan, Director                              8,568                   N/A                    80,000
Robert L. Shafer, Director                              8,568                   N/A                    80,000
James N. Whitson, Director                              8,568 (3)               N/A                    80,000 (3)

-----------------------

(1) For the Fund's year ended December 31, 1999. Effective Janaury 21, 2000, the per meeting fee for Directors was increased by $1,000, which is allocated among all the Funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of twenty investment companies.

(3) Deferred.


The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a deferred compensation plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in the directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements.

The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 1999 was $36,159. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation (including earnings) in the amounts of $17,746 and $2,589, respectively, as of December 31, 1999.



The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the Fund's deferred compensation plan (except Seligman Cash Management Portfolio, which is obligated to purchase shares of the Seligman Group of investment companies).


Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.


                     Investment Advisory and Other Services

The Investment Manager

Seligman manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris owns a majority of the outstanding voting securities of Seligman. See Appendix B for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman or Henderson Investment Management Limited (HIML), the subadviser to Seligman Global Smaller Companies Portfolio. Their affiliations with the Fund and with Seligman and HIML are provided under their principal business occupations.

Each Portfolio pays Seligman a management fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows:


                                                                             Management Fee Rate as a % of
     Portfolio                                                               Average Daily Net Assets
     ---------                                                               ------------------------
     Seligman Bond Portfolio                                                              .40%
     Seligman Capital Portfolio                                                           .40%
     Seligman Cash Management Portfolio                                                   .40%
     Seligman Common Stock Portfolio                                                      .40%
     Seligman Communications and Information Portfolio                                    .75%
     Seligman Frontier Portfolio                                                          .75%
     Seligman Global Growth Portfolio                                          1.00% on first $1 billion;
                                                                                .95% on next $1 billion;
                                                                                    .90% thereafter
     Seligman Global Smaller Companies Portfolio                               1.00% on first $1 billion;
                                                                                .95% on next $1 billion;
                                                                                    .90% thereafter
     Seligman Global Technology Portfolio                                      1.00% on first $2 billion;
                                                                                .95% on next $2 billion;
                                                                                    .90% thereafter
     Seligman High-Yield Bond Portfolio                                                   .50%
     Seligman Income Portfolio                                                            .40%
     Seligman International Growth Portfolio                                   1.00% on first $1 billion;
                                                                                .95% on next $1 billion;
                                                                                    .90% thereafter
     Seligman Large-Cap Growth Portfolio                                       .70% on first $1 billion;
                                                                                .65% on next $1 billion;
                                                                                    .60% thereafter
     Seligman Large-Cap Value Portfolio                                       .80% on first $500 million;
                                                                               .70% on next $500 million;
                                                                                    .60% thereafter
     Seligman Small-Cap Value Portfolio                                       1.00% on first $500 million;
                                                                               .90% on next $500 million;
                                                                                    .80% thereafter


The following table indicates the management fees paid (or waived, in the case of Seligman Cash Management Portfolio) for the years 1999, 1998 and 1997 for each Portfolio.


      Fund                                                            1999            1998           1997
      ----                                                            ----            ----           ----
      Seligman Bond Portfolio                                      $   25,174       $27,438         $23,150
      Seligman Capital Portfolio                                       87,388        86,101          70,147
      Seligman Cash Management Portfolio                               59,121*       40,831*         38,042*
      Seligman Common Stock Portfolio                                 227,424       224,301         178,662
      Seligman Communications and Information Portfolio             1,069,705       748,401         574,370
      Seligman Frontier Portfolio                                     203,535       323,502         282,248
      Seligman Global Growth Portfolio                                 94,873        73,741          38,358
      Seligman Global Smaller Companies Portfolio                     179,034       215,796         200,415
      Seligman Global Technology Portfolio                            107,062        49,036          26,504
      Seligman High-Yield Bond Portfolio                              150,001       142,265          84,740
      Seligman Income Portfolio                                        46,448        57,362          54,451
      Seligman International Growth Portfolio                          95,391       100,225          88,212
      Seligman Large-Cap Growth Portfolio                              10,543**          --              --
      Seligman Large-Cap Value Portfolio                               43,362         9,139***           --
      Seligman Small-Cap Value Portfolio                               41,087         7,951***           --

      ---------------------
      * Seligman, at its discretion, waived all of its fees for Seligman Cash Management Portfolio.
      **  Fees paid from May 1, 1999 (commencement of operations) to
          December 31, 1999.
      *** Fees paid from May 1, 1998 (commencement of operations) to
          December 31, 1998.

Under a Subadvisory Agreement dated July 1, 1998, HIML furnishes investment advice, research and assistance with respect to the Seligman Global Smaller Companies Portfolio's non-US investments. Prior to March 31, 2000, HIML also served as a subadviser with respect to each of the other Global Portfolios.

HIML, headquartered in the United Kingdom, was incorporated in 1984 and is a registered investment adviser under the Investment Advisers Act of 1940. HIML is a wholly owned subsidiary of Henderson plc. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. Henderson plc, headquartered in London, is one of the largest money managers in Europe.

HIML receives a fee from Seligman, equal to an annual rate of .50% of the Seligman Global Smaller Companies Portfolio's average daily net assets under the supervision of HIML. The Subadvisory Agreement will continue until December 31, 2000 and from year to year thereafter (1) if such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolio and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) HIML shall not have notified Seligman in writing at least 60 days prior to such December 31 or prior to December 31 of any year thereafter that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days written notice to HIML. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the relevant Management Agreement.

The Management Agreements (and Subadvisory Agreement, in the case of the Seligman Global Smaller Companies Portfolio) provide that Seligman (and HIML, in the case of the Seligman Global Smaller Companies Portfolio) will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing their duties under the Management Agreements (or Subadvisory Agreement), except for willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the Management Agreements (or Subadvisory Agreement).

The Fund pays all its expenses other than those assumed by Seligman or HIML, including brokerage commissions, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal securities laws, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, fees and expenses of Directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

The Management Agreement with respect to Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio was approved by the Board of Directors on September 30, 1988 and by shareholders at a Special Meeting held on December 16, 1988. The Management Agreement with respect to the Seligman International Growth Portfolio was approved by the Board of Directors on March 18, 1993. The Management Agreements with respect to Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, and Seligman Global Smaller Companies Portfolio were approved by the Board of Directors on July 21, 1994. The Management Agreement with respect to Seligman High-Yield Bond Portfolio was approved by the Board of Directors on March 16, 1995. The Management Agreement with respect to Seligman Global Growth Portfolio and Seligman Global Technology Portfolio was approved by the Board of Directors on March 21, 1996. The Management Agreement with respect to Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio was approved by the Board of Directors on March 19, 1998 and by the sole shareholder of each Portfolio on April 30, 1998. The Management Agreement with respect to Seligman Large-Cap Growth Portfolio was approved by the Board of Directors on March 18, 1999. The Management Agreements will continue in effect until December 31 of each year, with respect to each Portfolio if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreements may be terminated at any time with respect to any or all Portfolios, by the Fund, without penalty, on 60 days written notice to Seligman. Seligman may terminate the Management Agreements at any time upon 60 days written notice to the Fund. The Management Agreements will terminate automatically in the event of their assignment. The Fund has agreed to change its name upon termination of the Management Agreements if continued use of the name would cause confusion in the context of Seligman's business.



Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts a general distributor of the shares of the Portfolios and of each of the mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.



Services Provided by the Investment Manager

Pursuant to Management Agreements between the Fund and Seligman in respect of the Portfolios and subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund's Portfolios, including making purchases and sales of portfolio securities consistent with each Portfolio's investment objectives and policies, and administers the Fund's business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors and/or officers of the Fund who are employees or consultants of Seligman except as otherwise provided by HIML.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.



Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, or HIML with respect to Seligman Global Smaller Companies Portfolio, regularly advise the Fund's Portfolios with respect to their investments.

Rule 12b-1 Plan

Each Portfolio has adopted a Shareholder Servicing and Distribution Plan (12b-1
Plan) with respect to the Portfolio's Class 2 shares in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, Class 2 shares of each Portfolio pay monthly to Seligman Advisors, an annual shareholder servicing and distribution fee of up to 0.25% of the average daily net assets attributable to Class 2 shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares including, but not limited to, (1) the printing and delivering of prospectuses, statements of additional information, shareholder reports, proxy statements and marketing materials related to the Portfolios to current Contract owners, (2) providing facilities to answer questions from current Contract owners about the Portfolios, (3) receiving and answering correspondence, (4) providing information to Seligman and to Contract owners with respect to shares of the Portfolios attributable to Contract owner Accounts, (5) complying with federal and state securities laws pertaining to the sale of shares of the Portfolios, (6) assisting Contract owners in completing application forms and selecting dividend and other Account options, and (7) other distribution related services. The participating insurance companies will also provide such office space and equipment, telephone facilities, and personnel as may be reasonably necessary or beneficial in order to provide such services to owners.

Seligman, in its sole discretion, may also make similar payments to Seligman Advisors and participating insurance companies from its own resources, which may include the management fee that Seligman receives from the Portfolios. Payments made by the Portfolios under the 12b-1 Plan are intended to be used to encourage sales of Class 2 shares to Contract owners, as well as to discourage redemptions and/or exchanges.

Fees paid by each Portfolio under the 12b-1 Plan for Class 2 shares may not be used to pay expenses incurred solely in respect of Class 1 shares or any other Seligman fund.

The amounts expended by participating insurance companies in any one year with respect to Class 2 shares of a Portfolio may exceed the 12b-1 fees paid by the Portfolio in that year. Each Portfolio's 12b-1 Plan permits expenses incurred by participating insurance companies in respect of Class 2 shares in one fiscal year to be paid from Class 2 12b-1 fees in any other fiscal year; however, in any fiscal year the Portfolios are not obligated to pay any 12b-1 fees in excess of those described above.



The 12b-1 Plan was approved with respect to the Class 2 shares of each Portfolio on March 16, 2000 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the Plan (Qualified Directors). The 12b-1 Plan will continue in effect until December 31 of each year, so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Seligman Advisors without the approval of a majority of the outstanding voting securities of the relevant class. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.



The 12b-1 Plans require that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plans will be reviewed by the Directors annually.



No Class 2 shares were outstanding during the year ended December 31, 1999, and no Portfolio paid any fees to Seligman Advisors under the 12b-1 Plan.



                    Brokerage Allocation and Other Practices

Portfolio Transactions

In directing transactions involving exchange-listed securities, Seligman (or in the case of Seligman Global Smaller Companies Portfolio, Seligman or HIML) will seek the most favorable price and execution, and consistent with that policy may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman or HIML for its use. In addition, Seligman and HIML are authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to a Portfolio than the use of brokers selected solely on the basis of seeking the most favorable price and execution although such research and analysis received may be useful to Seligman or HIML in connection with their services to other clients as well as to the Portfolios.

Portfolio transactions for Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio, which invest in debt securities generally traded in the over-the-counter market, and transactions by any of the other Portfolios in debt securities traded on a "principal basis" in the over-the-counter market are normally directed by Seligman or HIML to dealers in the over-the-counter market acting as principal, except dealers with which their directors or officers are affiliated.

Brokerage commissions of each Portfolio (except Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio) for the years 1999, and if applicable, 1998 and 1997, are set forth in the following table:


                                                                      Total Brokerage Commissions Paid for
                                                                      Execution and Statistical Services(1)
                                                                      -------------------------------------
                                                                     1999             1998             1997
                                                                     ----             ----             ----
Seligman Capital Portfolio                                          $77,687         $74,776          $35,821
Seligman Common Stock Portfolio                                      47,746          68,974           74,489
Seligman Communications and Information Portfolio                   179,868         177,132          235,341
Seligman Frontier Portfolio                                          53,681          85,207           69,951
Seligman Global Growth Portfolio                                     19,618          14,141           15,812
Seligman Global Smaller Companies Portfolio                          38,173          40,386           42,231
Seligman Global Technology Portfolio                                 20,369          10,211            6,589
Seligman Income Portfolio                                             8,774           9,505           11,228
Seligman International Growth Portfolio                              33,299          37,779           36,291
Seligman Large-Cap Growth Portfolio                                   3,611*             --               --
Seligman Large-Cap Value Portfolio                                    7,165           6,315**             --
Seligman Small-Cap Value Portfolio                                   11,125           7,028**             --

--------------
(1) Not including any spreads on principal transactions on a net basis.
*   Commissions paid from May 1, 1999 (commencement of operations).
**  Commissions paid from May 1, 1998 (commencement of operations).

The amount of brokerage commissions paid by Seligman Capital Portfolio has increased materially from 1997 due to the Portfolio's increase in portfolio turnover and the Portfolio's increase in portfolio transactions on public exchanges as opposed to over-the-counter markets.

Commissions

For the years ended December 31, 1999, 1998 and 1997, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, HIML, or Seligman Advisors.

Brokerage Selection

Consistent with the rules of the National Association of Securities Dealers, Inc. and other applicable laws, and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, Seligman or HIML may consider sales of the other Funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

Directed Brokerage

During the Fund's year ended December 31, 1999, neither the Fund, Seligman, nor HIML, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of the Fund's brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers

During the Fund's year ended December 31, 1999, the Fund did not acquire securities of any of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. The Fund presently has fifteen separate series of common stock, each of which maintains a separate investment portfolio, designated as follows: Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman International Growth Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio. Shares of capital stock of each Portfolio have a par value of $.001 and are divided into two classes, designated as Class 1 common stock and Class 2 common stock. Each share of a Fund's Class 1 and Class 2 common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate shareholder servicing and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Series has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no liquidation, conversion or prescriptive rights.

In accordance with current policy of the SEC, holders of the Accounts have the right to instruct the applicable participating insurance companies as to voting of Fund shares held by such Accounts on all matters to be voted on by Fund shareholders. Such rights may change in accordance with changes in policies of the SEC. Voting rights of the participants in the Accounts of participating insurance companies are more fully set forth in the prospectuses or disclosure documents relating to those Accounts, which should be read together with each Portfolio's Prospectus. The Directors of the Fund have authority to create additional portfolios and to classify and reclassify shares of capital stock without further action by shareholders, and additional series may be created in the future. Under Maryland corporate law, the Fund is not required to hold annual meetings and it is the intention of the Fund's Directors not to do so. However, special meetings of shareholders will be held for action by shareholders as may be required by the 1940 Act, the Fund's Articles of Incorporation and By-Laws, or Maryland corporate law.

Other Securities

The Fund has no authorized securities other than the above-mentioned common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The Fund's Portfolios are offering their shares only to the Accounts of participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from the owners of the Contracts. Such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses and disclosure documents issued by the participating insurance companies and accompanying each Portfolio's Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Fund's Portfolios.

Offering Price

The net asset value per share of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) each day that the NYSE is open. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


It is the policy of Seligman Cash Management Portfolio to use its best efforts to maintain a constant per share price equal to $1.00. Instruments held by Seligman Cash Management Portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The foregoing method of valuation is permitted by Rule 2a-7 adopted by the SEC. Under this rule, Seligman Cash Management Portfolio must maintain an average-weighted portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities determined by the Fund's Directors to be of high quality with minimal credit risks. In accordance with the rule, the Directors have established procedures designed to stabilize, to the extent reasonably practicable, the price per share as computed for the purpose of sales and redemptions of Seligman Cash Management Portfolio at $1.00. Such procedures include review of the portfolio holdings by Seligman Cash Management Portfolio and determination as to whether the net asset value of Seligman Cash Management Portfolio, calculated by using available market quotations or market equivalents, deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the net asset value based upon available market quotations or market equivalents, and $1.00 per share net asset value, based on amortized cost, must be examined by the Directors. In the event that a deviation of .5 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market gestations, or if there is any deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. Any such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

With respect to each of the Global Portfolios, portfolio securities, including open short positions, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors determines that this amortized cost value does not represent fair market value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of the Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

For purposes of determining the net asset value per share of the Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Purchase or redemption requests received by participating insurance companies by the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.

Redemption in Kind

The procedures for redemption of Fund shares under ordinary circumstances are set forth in each Portfolio's Prospectus. In unusual circumstances, payment may be postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the NYSE during periods of emergency, or such other periods as ordered by the SEC. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the Accounts in whole or in part, by a distribution in kind from the Fund's investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the Accounts in converting such securities into cash.


                              Taxation of the Fund

Each Portfolio of the Fund intends to continue to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended. Under such provisions, the Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain. Each of the Fund's Portfolios will be treated as a separate entity. Dividends on Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of Seligman Cash Management Portfolio; it is not expected that this Portfolio will realize capital gains. Dividends and capital gain distributions from each of the other Portfolios will be declared and paid annually and will be reinvested at the net asset value of such shares of the Portfolio that declared such dividend or capital gain distribution. Information regarding the tax consequences of an investment in the Fund's Portfolios is contained in the separate prospectuses or disclosure documents of the Accounts, which should be read together with this SAI.


                                  Underwriters


Distribution of Securities

The Fund and Seligman Advisors are parties to a Distribution and Shareholder Servicing Agreement, dated March 16, 2000, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Portfolios. Seligman Advisors accepts orders for the purchase of Portfolio shares, which are offered continuously.


Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, did not receive any commissions or other compensation from the Fund during the fiscal year ended December 31, 1999.


                         Calculation of Performance Data

From time to time the average annual total return and other total return data, as well as yield, of one or more of the Portfolios may be included in advertisements or information furnished to present or prospective Contract owners. Total return and yield figures are based on each Portfolio's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the SEC.

The average annual total returns for each Portfolio are computed by assuming a hypothetical initial investment of $1,000 in the Portfolio, and assuming that all of the dividends and capital gain distributions paid by the Portfolio, if any, are reinvested over the relevant time period. It is then assumed that at the end of each period, the entire amount is redeemed. The average annual total return is then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

Annualized yield quotations (with respect to Seligman Bond Portfolio and Seligman High-Yield Bond Portfolio) are computed by dividing each Portfolio's net investment income per share earned during the 30-day period by the offering price per share on the last day of the period. Income is computed by totaling the dividends and interest earned on all portfolio investments during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income. The annualized yield for the 30-day period ended December 31, 1999 for Class 1 shares of Seligman Bond Portfolio and Seligman High-Yield Bond Portfolio was 6.73% and 12.07%, respectively. The average number of Class 1 shares of Seligman Bond Portfolio and Seligman High-Yield Bond Portfolio was 557,563 and 2,727,751, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield. There were no Class 2 shares of Seligman Bond Portfolio or Seligman High-Yield Bond Portfolio outstanding during the period shown, so no yield data is presented with respect to Class 2 shares.

The average annual total returns for each of the Portfolio's (except Seligman Cash Management Portfolio and Seligman Large-Cap Growth Portfolio, which commenced operations on May 1, 1999) Class 1 shares for the one-, five- and ten-year periods ended December 31, 1999 (or for the period the Portfolio has been in operation) are presented below. The returns for periods of less than one year are not annualized. The average annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease average annual total return. There were no Class 2 shares outstanding during the periods shown, so no performance data is presented with respect to Class 2 shares.


                                                                              SEC Average Annual Returns
                                                Inception Date
                                           (if less than 10 years)     One Year       Five Years      Ten Years
                                           -----------------------     --------       ----------      ---------

  Seligman Bond Portfolio                                                 (4.48)%         6.09%          6.05%
  Seligman Capital Portfolio                                              53.33          27.04          19.21
  Seligman Common Stock Portfolio                                         13.15          21.10          15.48
  Seligman Communications
       and Information Portfolio                   10/11/94               85.81          36.12          35.44*
  Seligman Frontier Portfolio                      10/11/94               16.59          17.16          17.63*
  Seligman Global Growth Portfolio                 05/01/96               52.49                         21.95*
  Seligman Global Smaller
      Companies Portfolio                          10/11/94               28.34          14.53          14.62*
  Seligman Global Technology Portfolio             05/01/96              118.80                         43.07*

  Seligman High-Yield Bond Portfolio               05/01/95               (0.75)                         7.80*
  Seligman Income Portfolio                                                2.87           9.72           9.10
  Seligman International Growth Portfolio          05/03/93               26.64          13.63          12.53*

  Seligman Large-Cap Growth Portfolio              05/01/99                                             21.60*
  Seligman Large-Cap Value Portfolio               05/01/98               (2.76)                        (1.82)*
  Seligman Small-Cap Value Portfolio               05/01/98               35.26                          7.18*

* Since inception.

The current yield of Seligman Cash Management Portfolio is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Portfolio shares.

The following are examples of the yield calculations for Class 1 shares of Seligman Cash Management Portfolio for the seven-day period ended December 31, 1999. Yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease the yield. There were no Class 2 shares of Seligman Cash Portfolio outstanding during the period shown, so no yield data is presented with respect to Class 2 shares.


Total dividends per share from net investment income
  (seven days ended December 31, 1999)                                    $.001013
                                                                          --------

           Annualized (365 day basis)                                      .052821
                                                                           -------

           Average net asset value per share                              1.000
                                                                          -----

           Annualized historical net yield per share (seven
             days ended December 31, 1999)*                               5.28%
                                                                          -----

           Effective yield (seven days ended December 31, 1999)**         5.42%
                                                                          -----

           Weighted average life to maturity of investments was 19 days at December 31, 1999.


--------------

   * This represents the annualized average net investment income per share for the seven days ended December 31, 1999.
   ** Annualized average of net investment income for the same period with dividends reinvested.


From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Services, Inc., an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Portfolio's Class 1 and Class 2 shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales charges. Each Portfolio may also refer in advertisements in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Portfolio's performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

A Portfolio's advertising or promotional material may make reference to the Portfolio's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Portfolio, as compared to that of the overall market. Standard deviation measures how widely the Portfolio's performance has varied from its average performance, and is an indicator of the Portfolio's potential for volatility. Alpha measures the difference between the returns of the Portfolio and the returns of the market, adjusted for volatility.


                              Financial Statements

The Annual Report to shareholders for the year ended December 31, 1999 for the Fund's Portfolios contains a schedule of the investments of each Portfolio as of December 31, 1999, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

                               General Information

Custodians


With the exception of each of the Global Portfolios, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund, and in such capacity holds in a separate account assets received by it from or for the account of each of the Fund's Portfolios.



Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for each of the Global Portfolios, and in such capacity holds in a separate account assets received by it from or for the account of each of these Portfolios of the Fund.

Independent Auditors

Ernst & Young LLP, independent auditors, serve as auditors of the Fund and certify the annual financial statements of the Fund. Their address is 787 Seventh Avenue, New York, New York 10019.

                                   APPENDIX A


MOODY'S INVESTORS SERVICE (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o    Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.
o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.
o Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.



o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.
o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.
o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION

Item 23. Exhibits.


     All Exhibits have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.


(a)  Articles of Incorporation.

     (1)  Form  of  Articles  of  Amendment  and   Restatement  of  Articles  of
          Incorporation.    (Incorporated    by   reference   to    Registrant's
          Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (2)  Articles   Supplementary  in  respect  of  Seligman  Large-Cap  Growth
          Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)


     (3)  *Articles   Supplementary   in  respect  of  Class  2  shares  of  the
          Portfolios.


(b)  By-laws  of  Registrant.   (Incorporated   by  reference  to   Registrant's
     Post-Effective Amendment No. 20 filed on April 17, 1997.)

(c)  Not applicable.

(d)  Investment Management Agreements.

     (1) Form of Management Agreement in respect of Seligman Large-Cap Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

     (2) Form of Management Agreement in respect of Seligman Global Growth Portfolio (formerly, Seligman Henderson Global Growth Opportunities Portfolio) and Seligman Global Technology Portfolio (formerly, Seligman Henderson Global Technology Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on February 15, 1996.)

     (3) Form of Management Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on February 14, 1995.)

     (4) Management Agreement in respect of Seligman Communications and Information Portfolio and Seligman Frontier Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 30, 1995.)

     (5) Management Agreement in respect of Seligman Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Smaller Companies Portfolio; and also formerly, Seligman Henderson Global Emerging
          Companies Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (6) Subadvisory Agreement in respect of Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (7) Management Agreement in respect of Seligman International Growth Portfolio (formerly, Seligman Henderson International Portfolio; and also formerly, Seligman Henderson Global Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (8) Management Agreement in respect of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio (formerly, Seligman Fixed-Income Bond Portfolio), and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

                                                               File No. 33-15253
                                                                        811-5221

PART C.   OTHER INFORMATION (cont'd)

     (9) Management Agreement in respect of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)


(e) *Distribution and Shareholder Servicing Agreement between Registrant and Seligman Advisors, Inc.


(f) Deferred Compensation Plan for Directors of Seligman Portfolios, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(g)  Custodian Agreements.

     (1) Form of Custodian Agreement in respect of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (2) Form of First Amendment to Custodian Agreement in respect of Seligman Communications and Information Portfolio and Seligman Frontier Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (3)  Form of Recordkeeping  Agreement in respect of Seligman  International
          Growth   Portfolio.   (Incorporated   by  reference  to   Registrant's
          Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (4) Form of First Amendment to Recordkeeping Agreement in respect of Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (5) Second Amendment to Custodian Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

     (6) Second Amendment to Recordkeeping Agreement in respect of Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

     (7) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the International Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on November 1, 1996.)

(h)  Other Material Contracts.

     (1)  Form  of  Buy/Sell   Agreement  between  Registrant  and  Canada  Life
          Insurance   Company  of  America.   (Incorporated   by   reference  to
          Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (2)  Form  of  Buy/Sell   Agreement  between  Registrant  and  Canada  Life
          Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (3)  *Form of Participation Agreement.


     (4) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

                                                               File No. 33-15253
                                                                        811-5221

PART C.   OTHER INFORMATION (cont'd)

     (5) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman International Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (6) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, and Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (7) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18, filed May 2, 1996.)

     (8) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18, filed May 2, 1996.)

     (9) Form of Promotional Agent Distribution Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (10) Form of Promotional Agent Distribution Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (11) Form of Selling Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (12) Form of Selling Agreement between Seligman Advisors, Inc., on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(i)  Opinion and Consent of Counsel.


     (1) *Opinion and Consent of Counsel with respect to Class 2 shares of the Portfolios.


     (2) Opinion and Consent of Counsel on behalf of Registrant's Seligman Large-Cap Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 28, 1999.)

     (3) Opinion and Consent of Counsel on behalf of Registrant's Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management
          Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No 25 filed on April 28, 1999.)

     (4) Opinion and Consent of Counsel on behalf of Registrant's Seligman International Growth Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on April 29, 1994.)

                                                               File No. 33-15253
                                                                        811-5221

PART C.   OTHER INFORMATION (cont'd)

     (5) Opinion and Consent of Counsel on behalf of Registrant's Seligman Communication and Information Portfolio, Seligman Frontier Portfolio and Seligman Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on September 30, 1994.)

     (6) Opinion and Consent of Counsel on behalf of Registrant's Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (7) Opinion and Consent of Counsel on behalf of Registrant's Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 1, 1996.)

     (8) Opinion and Consent of Counsel on behalf of Registrant's Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on June 1, 1998.)

(j)  *Consent of Independent Auditors.


(k)  Not applicable.

(l)  Initial Capital Agreements.


     (1) *Form of Investment Letter of the Registrant on behalf of the Class 2 shares of the Portfolios.


     (2)  Form of Investment Letter on behalf of Registrant's Seligman Large-Cap
          Growth   Portfolio.   (Incorporated   by  reference  to   Registrant's
          Post-Effective Amendment No. 25 filed on April 28, 1999.)

     (3)  Form of Investment Letter on behalf of Registrant's Seligman Large-Cap
          Value   Portfolio.   (Incorporated   by  reference   to   Registrant's
          Post-Effective Amendment No. 25 filed on April 28, 1999.)

     (4)  Form of Investment Letter on behalf of Registrant's Seligman Small-Cap
          Value   Portfolio.   (Incorporated   by  reference   to   Registrant's
          Post-Effective Amendment No. 25 filed on April 28, 1999.)

     (5) Form of Purchase Agreement on behalf of Registrant's Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (6)  Investment  Letter on behalf of  Registrant's  Seligman  International
          Growth   Portfolio.   (Incorporated   by  reference  to   Registrant's
          Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (7) Investment Letter on behalf of Registrant's Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (8) Investment Letter on behalf of Registrant's Seligman Global Growth Portfolio and Seligman Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

(m)  Rule 12b-1 Plan.


     (1) *Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 with respect to Class 2 shares of the Portfolios.

     (2)  *Form of  Shareholder  Servicing  Agreement  with  respect  to Class 2
          shares  of  the  Portfolios  between  Seligman   Advisors,   Inc.  and
          Participating Insurance Companies.

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION (cont'd)


(n)  *Plan of Multiple Classes of Shares (two Classes) pursuant to Rule 18f-3.

(p)  *Code of Ethics.


(Other Exhibits)    Power of Attorney for Richard R. Schmaltz.  (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

                    Powers  of   Attorney.   (Incorporated   by   reference   to
                    Registrant's Post-Effective Amendment No. 20 filed on April 17, 1997.)

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) of Registrant's Post-Effective Amendment No. 22 to the Registration Statement and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 20 to the Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware Corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to nineteen other associated investment companies. They are:
         Seligman  Capital Fund,  Inc.,  Seligman Cash Management  Fund,  Inc.,
         Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc., and Tri-Continental Corporation.

         Henderson Investment Management Limited (HIML), subadviser to Seligman Global Smaller Companies Portfolio, also serves as subadviser to Seligman Global Smaller Companies Fund, a Series of Seligman Global Fund Series, Inc., and served as subadviser to each of the other Global Portfolios of the Registrant and to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Technology Fund and Seligman International Growth Fund, each a separate series of Seligman Global Fund Series, Inc., from July 1, 1998 to March 31, 2000.

         Seligman and HIML each have an investment advisory service division, which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman and HIML, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman and HIML, respectively, pursuant to the Investment Advisers Act of 1940, as amended, (SEC File Nos. 801-15798 and 801-55577, respectively), which were filed on March 30, 2000.

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION (cont'd)


Item 27.  Principal Underwriters.

          (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:

               Seligman Capital Fund, Inc.
               Seligman Cash Management Fund, Inc.
               Seligman Common Stock Fund, Inc.,
               Seligman Communications and Information Fund, Inc.
               Seligman Frontier Fund, Inc.
               Seligman Global Fund Series, Inc.
               Seligman High Income Fund Series, Inc.
               Seligman Income Fund, Inc.
               Seligman Municipal Fund Series, Inc.
               Seligman Municipal Series Trust, Inc.
               Seligman New Jersey Municipal Fund, Inc.
               Seligman Pennsylvania Municipal Fund Series, Inc.
               Seligman Time Horizon/Harvester Series, Inc.
               Seligman Value Fund Series, Inc.

          (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                                                      Seligman Advisors, Inc.
                                                      -----------------------
                                                       As of March 31, 2000
                                                       --------------------
                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         William C. Morris*                            Director                                    Chairman of the Board
                                                                                                   and Chief Executive
                                                                                                   Officer
         Brian T. Zino*                                Director                                    President and Director

         Ronald T. Schroeder*                          Director                                    None

         Fred E. Brown*                                Director                                    Director Emeritus

         William H. Hazen*                             Director                                    None

         Thomas G. Moles*                              Director                                    None

         David F. Stein*                               Director                                    None

         Stephen J. Hodgdon*                           President and Director                      None

         Charles W. Kadlec*                            Chief Investment Strategist                 None

         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President

         Edward F. Lynch*                              Senior Vice President, National             None
                                                       Sales Director

         James R. Besher                               Senior Vice President, Division             None
         14000 Margaux Lane                            Sales Director
         Town & Country, MO  63017

         Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444

         Matthew A. Digan*                             Senior Vice President,                      None
                                                       Domestic Funds

         Jonathan G. Evans                             Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326

         T. Wayne Knowles                              Senior Vice President, Division             None
         104 Morninghills Court                        Sales Director
         Cary, NC  27511

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION (cont'd)


                                                      Seligman Advisors, Inc.
                                                      -----------------------
                                                       As of March 31, 2000
                                                       --------------------
                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------
                                                                                                      >
         Joseph Lam                                    Senior Vice President, Regional             None
         Seligman International, Inc.                  Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong

         Bradley W. Larson                             Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94526

         Michelle L. McCann-Rappa*                     Senior Vice President, Retirement Plans     None

         Scott H. Novak*                               Senior Vice President, Insurance            None

         Jeff Rold                                     Senior Vice President, Product              None
         181 East 73rd Street, Apt 20B                 Business Management
         New York, New York  10021

         Ronald W. Pond*                               Senior Vice President, Division             None
                                                       Sales Director

         Richard M. Potocki                            Senior Vice President, Regional             None
         Seligman International UK Limited             Director, Europe and the Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA

         Bruce M. Tuckey                               Senior Vice President, Sales                None
         41644 Chathman Drive
         Novi, MI  48375

         Andrew S. Veasey                              Senior Vice President, Sales                None
         14 Woodside Drive
         Rumson, NJ  07760

         Charles L. von Breitenbach, II*               Senior Vice President, Managed              None
                                                       Money
         Gail S. Cushing*                              Vice President, National Accounts           None

         Jeffrey S. Dean*                              Vice President, Business Analysis           None

         Ron Dragotta*                                 Vice President, Regional Retirement         None
                                                       Plans Manager
         Mason S. Flinn                                Vice President, Regional Retirement         None
         2130 Filmore Street                           Plans Manager
         PMB 280
         San Francisco, CA  94115-2224

         Marsha E. Jacoby*                             Vice President, Offshore Business           None
                                                       Manager
         Jody Knapp*                                   Vice President, Regional Retirement         None
         17011 East Monterey Drive                     Plans Manager
         Fountain Hills, AZ  85268

         David W. Mountford*                           Vice President, Regional Retirement         None
         7131 NW 46th Street                           Plans Manager
         Lauderhill, FL  33319
         Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                       Plans Manager

         Tracy A. Salomon*                             Vice President, Retirement Marketing        None

         Helen Simon*                                  Vice President, Sales Administration        None

                                                               File No. 33-15253
                                                                        811-5221

PART C. OTHER INFORMATION (continued)


                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                        As of March 31, 2000
                                                        --------------------

                 (1)                                             (2)                                       (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------
         Gary A. Terpening*                            Vice President, Director of Business        None
                                                       Development

         John E. Skillman*                             Vice President, Portfolio Advisor           None

         Charles E. Wenzel                             Vice President, Regional Retirement         None
         703 Greenwood Road                            Plans Manager
         Wilmington, DE  19807

         Robert McBride                                Vice President, Marketing Director          None
         Seligman International, Inc.                  Latin America
         Sucursal Argentina
         Edificio Laminar Plaza
         Ingeniero Butty No. 240, 4th Floor
         C1001ASB Buenos Aires, Argentina

         Daniel Chambers                               Regional Vice President                     None
         4618 Lorraine Avenue
         Dallas, TX  75209

         Richard B. Callaghan                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462

         Kevin Casey                                   Regional Vice President                     None
         19 Bayview Avenue
         Babylon, NY  11702

         Bradford C. Davis                             Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004

         Cathy Des Jardins                             Regional Vice President                     None
         PMB 152
         1705 14th Street
         Boulder, CO  80302

         Kenneth Dougherty                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017

         Kelli A. Wirth Dumser                         Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226

         Edward S. Finocchiaro                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332

         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101

         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine Drive
         Houston, TX  77077

         Michael K. Lewallen                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244

         Judith L. Lyon                                Regional Vice President                     None
         7105 Harbour Landing
         Alpharetta, GA  30005

                                                               File No. 33-15253
                                                                        811-5221

PART C. OTHER INFORMATION (continued)


                                                      Seligman Advisors, Inc.
                                                      -----------------------
                                                      As of March 31, 2000
                                                      --------------------
                 (1)                                             (2)                                       (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Leslie A. Mudd                                Regional Vice President                     None
         5243 East Calle Redonda
         Phoenix, AZ  85018

         Tim O'Connell                                 Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128

         George M. Palmer, Jr.                         Regional Vice President                     None
         1805 Richardson Place
         Tampa, FL  33606

         Thomas Parnell                                Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116

         Craig Prichard                                Regional Vice President                     None
         300 Spyglass Drive
         Fairlawn, OH  44333

         Nicholas Roberts                              Regional Vice President                     None
         200 Broad Street, Apt. 2451
         Stamford, CT  06901

         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003

         James Taylor                                  Regional Vice President                     None
         290 Bellington Lane
         Creve Coeur, MO  63141

         Steve Wilson                                  Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866

         Frank J. Nasta*                               Secretary                                   Secretary

         Aurelia Lacsamana*                            Treasurer                                   None

         Sandra G. Floris*                             Assistant Vice President, Order Desk        None

         Keith Landry*                                 Assistant Vice President, Order Desk        None

         Albert A. Pisano*                             Assistant Vice President and                None
                                                       Compliance Officer

         Joyce Peress*                                 Assistant Secretary                         Assistant Secretary


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.


Item 28. Location of Accounts and Records. All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:


          Custodian for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio and Recordkeeping Agent for all Portfolios: Investors
          Fiduciary  Trust  Company,  801  Pennsylvania,  Kansas City,  Missouri
          64105.


          Custodian for Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, and Seligman International Growth Portfolio: Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201.

                                                               File No. 33-15253
                                                                        811-5221


          Transfer,  Redemption and Other  Shareholder  Account Services for all
          Portfolios: Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.


Item 29.  Management Services.  Not applicable.

Item 30. Undertakings. The Registrant undertakes: (1) to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge; and,
          (2) to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                                               File No. 33-15253
                                                                        811-5221

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 27 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of April, 2000.



                                             SELIGMAN PORTFOLIOS, INC.




                                             By: /s/ William C. Morris
                                                 ---------------------------
                                                 William C. Morris, Chairman



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, this Post-Effective Amendment No. 27 has been signed below by the following persons, in the capacities indicated on April 28, 2000.



   Signature                                    Title
   ---------                                    -----


   /s/ William C. Morris                       Chairman of the Board (Principal
------------------------------------           executive officer) and Director
    William C. Morris


/s/ Brian T. Zino                              Director and President
------------------------------------
      Brian T. Zino


   /s/ Thomas G. Rose                          Treasurer
------------------------------------
     Thomas G. Rose



John R. Galvin, Director                 )
Alice S. Ilchman, Director               )
Frank A. McPherson, Director             )
John E. Merow, Director                  )
Betsy S. Michel, Director                )      /s/ Brian T. Zino
James C. Pitney, Director                )      -------------------------------
James Q. Riordan, Director               )      Brian T. Zino, Attorney-In-fact
Richard R. Schmaltz, Director            )
Robert L. Shafer, Director               )
James N. Whitson, Director               )

                            SELIGMAN PORTFOLIOS, INC.
                     Post-Effective Amendment No. 27 to the
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX


Form N-1A Item No.       Description
------------------       -----------


Item 23(a)(3) Articles Supplementary in respect of Class 2 shares of the Portfolios.

Item 23(e)               Distribution   and  Shareholder   Servicing   Agreement
                         between Registrant and Seligman Advisors, Inc.

Item 23(h)(3)            Form of Participation Agreement.

Item 23(i)(1) Opinion and Consent of Counsel with respect to Class 2 shares of the Portfolios.

Item 23(j)               Consent of Independent Auditors.

Item 23(l)(1) Form of Investment Letter of the Registrant on behalf of the Class 2 shares of the Portfolios.

Item 23(m)(1) Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 with respect to Portfolios between Seligman Advisors, Inc. and Participating Insurance Companies.

Item 23(m)(2) Form of Shareholder Servicing Agreement with respect to Class 2 shares of the Portfolios between Seligman Advisors, Inc. and Participating Insurance Companies.

Item 23(n) Plan of Multiple Classes of Shares (two Classes) pursuant to Rule 18f-3.

Item 23(p)               Code of Ethics.